(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Diversified International

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Diversified International Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Diversified Intl - CL A	-5.89%	-9.80%	38.95%
Fidelity Adv Diversified Intl - CL A (incl. 5.75% sales charge)	-11.30%	-14.98%	30.96%
MSCI® EAFE®	-8.02%	-16.23%	4.51%
International Funds Average	-9.48%	-18.18%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2001, the index included over 900 equity securities of companies domiciled in 20 countries. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL A	-9.80%	14.89%
Fidelity Adv Diversified Intl - CL A (incl. 5.75% sales charge)	-14.98%	12.05%
MSCI EAFE	-16.23%	1.88%
International Funds Average	-18.18%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified International Fund - Class A on December 17, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $13,096 - a 30.96% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,451 - a 4.51% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Diversified International Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL T	-5.98%	-10.08%	38.06%
Fidelity Adv Diversified Intl - CL T (incl. 3.50% sales charge)	-9.27%	-13.23%	33.22%
MSCI EAFE	-8.02%	-16.23%	4.51%
International Funds Average	-9.48%	-18.18%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2001, the index included over 900 equity securities of companies domiciled in 20 countries. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL T	-10.08%	14.58%
Fidelity Adv Diversified Intl - CL T (incl. 3.50% sales charge)	-13.23%	12.87%
MSCI EAFE	-16.23%	1.88%
International Funds Average	-18.18%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Diversified International Fund - Class T on December 17, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $13,322 - a 33.22% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,451 - a 4.51% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Diversified International Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, one year, and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL B	-6.22%	-10.59%	36.37%
Fidelity Adv Diversified Intl - CL B (incl. contingent deferred sales charge)	-10.85%	-15.00%	33.37%
MSCI EAFE	-8.02%	-16.23%	4.51%
International Funds Average	-9.48%	-18.18%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2001, the index included over 900 equity securities of companies domiciled in 20 countries. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL B	-10.59%	13.99%
Fidelity Adv Diversified Intl - CL B (incl. contingent deferred sales charge)	-15.00%	12.92%
MSCI EAFE	-16.23%	1.88%
International Funds Average	-18.18%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Diversified International Fund - Class B on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $13,337 - a 33.37% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,451 - a 4.51% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Diversified International Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, one year, and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL C	-6.22%	-10.53%	36.37%
Fidelity Adv Diversified Intl - CL C (incl. contingent deferred sales charge)	-7.15%	-11.41%	36.37%
MSCI EAFE	-8.02%	-16.23%	4.51%
International Funds Average	-9.48%	-18.18%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2001, the index included over 900 equity securities of companies domiciled in 20 countries. To measure how Class C's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL C	-10.53%	13.98%
Fidelity Adv Diversified Intl - CL C (incl. contingent deferred sales charge)	-11.41%	13.98%
MSCI EAFE	-16.23%	1.88%
International Funds Average	-18.18%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Diversified International Fund - Class C on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $13,637 - a 36.37% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,451 - a 4.51% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital International (MSCI) Europe Index fell 7.04% during the period, while the MSCI EAFE Index - which tracks the performance of stock markets in Europe, Austral-asia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
Note to shareholders: Bill Bower became Portfolio Manager of Fidelity Advisor Diversified International Fund on April 12, 2001.

Q. How did the fund perform, Bill?

A. For the six-month period that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -5.89%, -5.98%, -6.22% and -6.22%, respectively. For the same period, the MSCI EAFE Index - a broad measure of stock performance in Europe, Austral-asia and the Far East - fell 8.02%. The fund also compares its performance against the Lipper Inc. international funds average, which fell 9.48% during the same time frame. For the 12 months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares declined 9.80%, 10.08%, 10.59% and 10.53%, respectively. Meanwhile, the MSCI EAFE index and the international funds average fell 16.23% and 18.18%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped the fund outperform its index and peer group during the past six months?

A. The fund held a significant portion of its assets - roughly 10% - in Canadian stocks that were not part of the MSCI EAFE index but performed quite well on a relative basis. Canadian energy and transportation stocks contributed the bulk of the performance. Similarly, having stakes in a number of other strong-performing countries, such as South Africa, Mexico and Panama, also proved helpful. Overall, the fund's negative absolute performance was primarily due to extended weakness in the telecommunication services sector. Several of the fund's largest holdings - including Nokia, Nippon Telegraph & Telephone and Vodafone - were hurt by competitive pricing pressures, slowing product demand and a lack of financing from the capital markets. Despite this weakness and the pullback in technology stocks, having a smaller weighting in these underperforming sectors compared to the fund's Lipper peers resulted in a better return.

Q. The former manager of Advisor Diversified International managed the fund with a quantitative style. Will you continue that style or will you take a different approach?

A. I'll manage the fund with the same bottom-up stock selection methodology - using in-depth fundamental research - that I followed in managing Fidelity International Growth & Income. That said, I have access to our quantitative group's research. I understand intuitively how it works, and I'll have the opportunity to factor quantitative research into my decision-making as well. The quantitative research used by the previous manager was never used exclusively to manage the fund. It was always used as a tool in conjunction with fundamental security analysis. I expect that process to continue.

Q. Did you implement any new investment strategies after taking over the fund?

A. Yes, I did a couple of things. First, I began consolidating the fund to reduce many of the smaller positions that had little impact on performance. This also will allow me to put more money to work in my favorite stocks. When I took over the fund, it had roughly 550 different stocks. I expect to reduce that number to around 300-350 different names. Shareholders also should expect the cash position in the fund - about 12% of net assets at the end of the period - to come down to between 3%-6%.

Q. What stocks were top performers? Which disappointed?

A. Investors rewarded Canadian Pacific for its plan to break up the company into five separate entities, which was announced in February. Shares of the transport, energy and hotel conglomerate rose 34% during the period. Several Canadian energy stocks also were among the biggest contributors, including Suncor Energy and Alberta Energy, each of which had share prices rise more than 31%. On the down side, Furukawa Electric, a Japanese electronic components manufacturer and the fund's largest holding at the start of the period, turned out to be the biggest detractor as investors punished the stock for lower-than-expected earnings.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Bill, what's your outlook for international stocks?

A. Right now, the direction of the international equity market in the near term is very unclear. The interest-rate cuts that we've seen recently in various parts of the world should have a positive impact on future earnings growth, but the effectiveness of those cuts may not be seen for some time. In this difficult environment, I'll continue to look for the best companies in the stronger-performing industries. In the near term, I'm going to mitigate some of the portfolio risk in the fund until the fundamentals in the market improve.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital growth

Start date: December 17, 1998

Size: as of April 30, 2001, more than $325 million

Manager: Bill Bower, since April 2001; joined Fidelity
in 1994

3

Bill Bower on the technology sector:

"At period end, the most important part of the market that I was evaluating was the technology sector. From a historical perspective, the sector's current downturn is very similar to past cycles. The length of the correction is about the same. The magnitude of the correction is in line with previous cycles. The major difference now is that current valuations - such as price-to-sales and price-to-book evaluations - in most stocks are still 50% higher than where they typically are when share prices drop to such low levels. Going forward, the biggest decisions I have to make are to decide when to increase the fund's weighting in technology, and in what areas.

"Currently, the sector's fundamentals are generally poor. There's excess product capacity and the previously unsustainably high operating margin levels are coming down. However, the tricky part is that when the market turns in favor of technology again, one needs to own these stocks to experience the fast and furious recoveries that typically occur. At period end, the criteria still weren't entirely lined up for that recovery just yet, in my opinion. Still, it's encouraging to know that we're probably closer to the bottom of the sector's downturn, than to the top, in terms of its fundamentals. Additionally, the U.S. Federal Reserve Board and other central banks around the world are aggressively trying to stimulate the global economy by cutting rates. Historically, that's been a very powerful incentive for the equity markets."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
TotalFinaElf SA (France, Oil & Gas)	1.4	1.5
Nestle SA (Reg.) (Switzerland, Food Products)	1.4	1.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.3	1.2
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.3	0.7
Shell Transport & Trading Co. PLC (Reg.) (United Kingdom, Oil & Gas)	1.3	1.6
	6.7
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	21.0
Materials	9.5	4.7
Health Care	9.0	9.7
Energy	8.3	7.6
Industrials	8.0	9.7
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	12.1	12.2
Canada	10.8	9.4
Japan	10.4	15.0
France	6.8	7.5
Switzerland	6.4	8.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks and Investment Companies 85.7%	Stocks and Investment Companies 92.4%
Bonds 1.4%	Bonds 0.2%
Short-Term Investments and Net Other Assets 12.9%	Short-Term Investments and Net Other Assets 7.4%

Effective with this report, industry classifications follow the MSCI/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.5%
	Shares	Value (Note 1)
Australia - 2.9%
AMP Ltd.	121,500	$ 1,245,254
Austereo Group Ltd.	250,000	245,592
Australia & New Zealand Banking Group Ltd.	89,000	638,969
Australian Gas Light Co.	77,307	417,948
AXA Asia Pacific Holdings Ltd.	185,000	263,553
BHP Ltd.	30,200	333,043
BMCMedia.com Ltd. (a)	255,733	24,244
Coca-Cola Amatil Ltd.	75,910	180,885
Commonwealth Bank of Australia	89,100	1,316,814
CSR Ltd.	68,000	186,429
F. H. Faulding & Co. Ltd.	99,700	567,113
ISIS Communications Ltd. (a)	203,200	9,892
Lion Nathan Ltd.	97,500	207,553
National Australia Bank Ltd.	52,300	806,714
News Corp. Ltd. sponsored ADR	6,800	221,068
Securenet Ltd. (a)	85,900	110,049
Sons of Gwalia NL	71,000	301,987
Suncorp-Metway Ltd.	27,000	172,952
Westpac Banking Corp.	66,000	442,388
WMC Ltd.	358,900	1,730,671
TOTAL AUSTRALIA		9,423,118
Austria - 0.3%
Austria Tabak AG	11,600	753,339
Erste Bank der Oesterreichischen Sparkassen AG	2,280	124,241
Flughafen Wien AG	1,470	50,994
RHI AG	8,583	173,161
TOTAL AUSTRIA		1,101,735
Belgium - 0.0%
Delhaize Freres & Compagnie Le Lion SA	1,900	100,888
Dexia SA (strip VVPR) (a)	512	5
Interbrew SA (strip VVPR) (a)	6,000	106
TOTAL BELGIUM		100,999
Bermuda - 0.1%
Aquarius Platinum Ltd. (a)	72,800	324,565
Brierley Investments Ltd.	242,500	59,140
TOTAL BERMUDA		383,705
Brazil - 0.5%
Banco Itau SA (PN)	3,383,200	272,318
Companhia de Bebidas das Americas (AmBev) sponsored ADR	21,500	524,600
Common Stocks - continued
	Shares	Value (Note 1)
Brazil - continued
Tele Sudeste Celular Participacoes SA ADR	2,100	$ 39,900
Telebras sponsored ADR (pfd holder)	6,600	338,184
Telecomunicacoes de Sao Paulo SA sponsored ADR	3,500	47,250
Uniao de Bancos Brasileiros SA (Unibanco) GDR	19,400	466,570
TOTAL BRAZIL		1,688,822
Canada - 10.7%
Alberta Energy Co. Ltd.	40,000	1,966,552
Alcan, Inc.	34,700	1,543,401
Anderson Exploration Ltd. (a)	34,200	778,942
Barrick Gold Corp.	73,300	1,199,645
BCE, Inc.	76,800	1,918,626
Brascan Corp. Class A (ltd. vtg.)	46,800	756,804
CAE, Inc.	19,400	317,505
Cameco Corp.	7,000	166,949
Canada Life Financial Corp.	39,400	1,032,241
Canadian Imperial Bank of Commerce	24,500	794,771
Canadian National Railway Co.	39,000	1,548,123
Canadian Natural Resources Ltd.	61,000	1,899,824
Canadian Pacific Ltd.	62,700	2,452,183
Canadian Western Bank	11,000	170,007
Celestica, Inc. (sub. vtg.) (a)	4,500	231,340
Clarica Life Insurance Co.	9,000	237,782
Fairfax Financial Holdings Ltd. (a)	5,100	606,013
Franco Nevada Mining Corp. Ltd.	122,900	1,439,578
Gulf Canada Resources Ltd. (a)	121,400	695,204
Harrowston, Inc. Class A (a)	50,000	162,686
Inco Ltd. (a)	15,000	274,289
Industrial Alliance Life Insurance Co. (a)	4,000	92,926
Kingsway Financial Services, Inc. (a)	21,000	153,055
Manulife Financial Corp.	10,000	251,969
Methanex Corp. (a)	12,000	101,516
Metro, Inc. Class A	12,000	178,044
Molson, Inc. Class A	12,000	332,270
National Bank of Canada	36,900	635,130
Noranda, Inc.	34,300	363,825
Norske Skog Canada Ltd. Class A	110,800	1,369,949
Onex Corp.	38,000	556,387
OZ Optics Ltd. unit (g)	5,400	23,895
PanCanadian Petroleum Ltd.	29,100	890,024
Petro-Canada	74,300	2,054,890
Power Corp. of Canada	49,300	1,150,130
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Precision Drilling Corp. (a)	2,400	$ 101,079
Rio Alto Exploration Ltd. (a)	22,000	440,945
Royal Bank of Canada	19,000	531,041
Storm Energy, Inc. (a)	2,400	14,603
Sun Life Financial Services Canada, Inc.	39,300	767,228
Suncor Energy, Inc.	76,000	2,129,108
Talisman Energy, Inc. (a)	11,700	476,619
TimberWest Forest Corp. unit	62,800	488,358
Toronto Dominion Bank	14,000	354,396
TransAlta Corp.	14,000	252,359
TransCanada Pipelines Ltd.	76,500	907,028
TOTAL CANADA		34,809,239
Chile - 0.0%
Lan Chile SA sponsored ADR	5,000	46,250
China - 0.3%
CNOOC Ltd. sponsored ADR	36,000	689,760
PetroChina Co. Ltd. sponsored ADR	6,700	144,385
TOTAL CHINA		834,145
Denmark - 1.2%
Carli Gry International AS (Reg.)	9,200	81,456
Danske Bank AS	33,700	542,686
Novo-Nordisk AS Series B	25,000	950,757
Novozymes AS (a)(e)	13,600	273,152
Novozymes AS Series B	97,300	1,954,245
Topdanmark AS (a)	5,700	149,031
TOTAL DENMARK		3,951,327
Finland - 1.6%
Fortum Oyj	100,000	425,856
KCI Konecranes	9,665	308,692
Kemira Oyj	9,000	49,107
Kone Oyj (B Shares)	7,500	502,377
M-real Oyj (B Shares)	20,590	154,360
Metsa Tissue Oyj	26,400	185,034
Metso Oyj sponsored ADR	38,900	392,890
Nokia AB sponsored ADR	58,500	2,000,115
Sampo-Leonia Insurance Co. Ltd. (A Shares)	76,460	800,457
UPM-Kymmene Corp.	13,190	413,672
TOTAL FINLAND		5,232,560
Common Stocks - continued
	Shares	Value (Note 1)
France - 6.7%
Aventis SA (France)	17,400	$ 1,338,060
AXA SA de CV	10,200	1,203,576
BNP Paribas SA	32,700	2,906,946
Carbone Lorraine Group	19,500	812,254
Christian Dior SA	10,000	428,429
CNP Assurances	29,500	951,367
Compagnie Generale d'Industrie et de Participations (CGIP)	6,600	286,920
Dassault Aviation SA (a)	800	185,247
Eurotunnel SA unit	150,000	166,350
France Telecom SA sponsored ADR	2,500	181,625
Isis SA	5,800	586,102
L'Air Liquide	1,100	165,711
L'Oreal SA	1,750	127,391
Lafarge SA	7,500	720,628
Marine Wendel SA	2,500	184,094
Neopost SA (a)	34,700	831,218
Pechiney SA Series A	9,700	510,326
Remy Cointreau SA	5,171	176,902
Rhodia SA	59,200	759,472
Riber SA (e)	13,000	106,686
Sanofi-Synthelabo SA	30,200	1,811,237
Schneider Electric SA	2,000	136,540
Silicon On Insulator TEChnologies SA (SOITEC) (a)	1,700	30,165
Societe Eurafrance SA	15,000	978,138
Societe Generale Class A	10,700	690,144
TotalFinaElf SA:
Series B	11,000	1,643,840
sponsored ADR	40,200	3,010,980
Vivendi Environment	15,800	691,917
Zodiac SA	1,200	285,324
TOTAL FRANCE		21,907,589
Germany - 5.2%
Aachener & Muenchener Beteiligungs AG (AMB)	7,600	873,182
Allianz AG (Reg. D)	3,500	1,007,637
Altana AG	12,300	1,473,196
Andrea-Noris Zahn	2,000	45,247
Bayer AG	37,300	1,571,897
Beiersdorf AG	7,300	747,395
Buderus AG	20,100	469,892
Celanese AG	7,000	140,852
Deutsche Bank AG (Reg.)	4,200	342,814
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Deutsche Lufthansa AG (Reg.)	16,700	$ 320,031
Deutsche Post AG (a)	18,800	320,577
Deutsche Telekom AG:
(Reg.)	19,700	510,353
sponsored ADR	2,500	64,275
DIS Deutscher Industrie Service AG	22,700	604,183
E.On AG	20,700	1,042,216
Fresenius Medical Care AG sponsored ADR	29,700	733,590
Hannover Rueckversicherungs AG	5,800	407,441
Heidelberger Druckmaschinen AG	18,500	1,004,488
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	3,767	1,074,078
Nordex AG (a)	11,300	90,228
Pfeiffer Vacuum Technology AG	4,300	188,841
Rhoen-Klinikum AG	600	35,665
RWE AG	10,600	413,790
Salzgitter AG	24,000	228,259
Schering AG (a)	17,000	848,988
Stinnes AG	21,100	486,718
Suess MicroTec AG (a)	4,000	128,467
Techem AG (a)	44,800	1,246,055
Wella AG	9,400	354,436
Winkler & Dunnebier AG	4,700	53,708
TOTAL GERMANY		16,828,499
Hong Kong - 0.4%
China Mobile (Hong Kong) Ltd. (a)	74,000	374,736
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	12,000	303,840
Hutchison Whampoa Ltd.	24,900	268,983
Jardine Matheson Holdings Ltd.	50,000	290,000
Techpacific.com Ltd.	80,000	1,990
TOTAL HONG KONG		1,239,549
India - 0.0%
rediff.com India Ltd. sponsored ADR	28,000	98,280
Indonesia - 0.2%
Gulf Indonesia Resources Ltd. (a)	79,000	683,350
Ireland - 1.6%
Anglo-Irish Bank Corp. PLC	118,600	395,440
Bank of Ireland, Inc.	126,000	1,208,420
Elan Corp. PLC sponsored ADR (a)	25,000	1,253,750
Independent News & Media PLC (Ireland)	96,700	217,054
Irish Life & Permanent PLC	84,400	928,508
Common Stocks - continued
	Shares	Value (Note 1)
Ireland - continued
Riverdeep Group PLC sponsored ADR (a)	25,400	$ 650,240
Ryanair Holdings PLC sponsored ADR (a)	10,100	521,160
TOTAL IRELAND		5,174,572
Israel - 0.2%
Fundtech Ltd. (a)	10,000	104,200
Taro Pharmaceuticals Industries Ltd. (a)	4,500	224,820
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,400	348,480
TOTAL ISRAEL		677,500
Italy - 2.0%
Alleanza Assicurazioni Spa	73,000	925,889
Assicurazioni Generali Spa	20,106	648,413
Bayerische Vita Spa	5,000	52,553
Ducati Motor Holding Spa (a)	201,400	317,161
ENI Spa sponsored ADR	20,200	1,390,770
Luxottica Group Spa sponsored ADR	43,700	649,819
Telecom Italia Mobile Spa	56,200	385,921
Telecom Italia Spa	75,500	837,094
Unicredito Italiano Spa	296,909	1,395,060
TOTAL ITALY		6,602,680
Japan - 10.4%
Advantest Corp.	2,500	290,529
Aeon Credit Service Ltd.	5,400	295,392
Air Liquide Japan Ltd.	17,000	75,984
Anritsu Corp.	25,000	405,756
Asahi Breweries Ltd.	25,000	283,763
Canon, Inc. ADR	13,300	531,335
Chubu Electric Power Co., Inc.	7,500	137,781
Chugokun Electric Power Co. (a)	5,000	74,221
Citizen Watch Co. Ltd.	27,000	196,411
Credit Saison Co. Ltd.	16,700	358,152
Daiichi Pharmaceutical Co. Ltd.	14,000	308,858
Dainippon Pharmaceutical Co.	25,000	341,376
Daiwa Securities Group, Inc.	51,000	585,568
Fuji Coca-Cola Bottling Co. Ltd.	32,000	262,702
Fuji Heavy Industries Ltd.	117,000	862,630
Fuji Photo Film Co. Ltd.	26,000	1,061,895
Fujikura Ltd.	42,000	335,840
Fujisawa Pharmaceutical Co. Ltd.	16,000	328,705
Furukawa Electric Co. Ltd.	52,000	629,034
Heiwa Corp.	2,600	43,073
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Hokkaido Coca-Cola Bottling Co. Ltd.	25,000	$ 170,176
Hoya Corp.	5,000	332,150
Japan Airlines Co. Ltd.	101,000	405,879
Kansai Electric Power Co., Inc.	5,100	81,519
Kao Corp.	48,000	1,236,089
KDDI Corp.	5	20,462
Konica Corp. (a)	27,000	187,332
Kyocera Corp. sponsored ADR	4,700	464,783
Kyushu Electric Power Co., Inc. (a)	7,500	111,947
Mikasa Coca Cola Bottling Co.	2,700	15,677
Mikuni Coca Cola Bottling Co.	10,000	113,997
Mitsui Marine & Fire Insurance Co. Ltd.	100,000	566,705
NEC Corp.	25,000	458,450
Nichicon Corp.	14,000	192,663
Nikko Securities Co. Ltd.	250,000	2,152,823
Nintendo Co. Ltd.	3,200	522,254
Nippon Sheet Glass Co. Ltd.	32,000	317,552
Nippon Telegraph & Telephone Corp. sponsored ADR	98,300	3,236,036
Nipponkoa Insurance Co. Ltd.	86,000	334,315
Nissan Fire & Marine Insurance Co.	15,000	63,724
Nissan Motor Co. Ltd. (a)	199,000	1,382,342
Nomura Securities Co. Ltd.	136,000	2,911,108
NTT DoCoMo, Inc.	25	520,778
Olympus Optical Co. Ltd.	19,000	292,948
Omron Corp.	26,000	488,301
ORIX Corp.	4,000	353,965
Osaka Gas Co. Ltd.	20,000	60,361
Pioneer Corp.	3,000	90,788
QP Corp. (a)	5,000	45,271
Ricoh Co. Ltd.	9,000	170,873
Rohm Co. Ltd.	2,600	464,846
Sanyo Electric Co. Ltd.	128,000	802,015
Shikoku Coca-Cola Bottling Co. Ltd.	20,700	174,179
Shikoku Electric Power Co., Inc.	15,000	226,231
Sony Corp. sponsored ADR	17,400	1,333,710
Sumitomo Electric Industries Ltd.	28,000	350,881
Sumitomo Marine and Fire Insurance Co. Ltd.	45,000	278,268
Takeda Chemical Industries Ltd.	29,000	1,417,500
Tanabe Seiyaku Co. Ltd.	8,000	72,040
Teikoku Hormone Manufacturing Co. Ltd.	7,000	50,520
Terumo Corp.	12,100	246,102
Tohoku Electric Power Co., Inc.	12,500	177,659
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Tokio Marine & Fire Insurance Co. Ltd.	13,000	$ 138,601
Tokyo Electric Power Co.	9,000	217,743
Tokyo Gas Co. Ltd.	45,000	128,062
Tokyo Seimitsu Co. Ltd.	5,000	330,099
Toray Industries, Inc.	9,000	40,965
Toyoda Automatic Loom Works Ltd.	40,000	810,281
Toyota Motor Corp.	17,700	596,615
Uni-Charm Corp	13,000	516,021
West Japan Railway Co.	50	243,987
Yasuda Fire & Marine Insurance Ltd. (a)	48,000	297,606
Yokogawa Electric Corp.	12,000	124,003
TOTAL JAPAN		33,748,207
Korea (South) - 0.7%
Kookmin Bank	31,400	371,936
Kookmin Credit Card Co. Ltd.	13,100	346,150
Samsung Electronics Co. Ltd.	9,330	1,622,300
TOTAL KOREA (SOUTH)		2,340,386
Luxembourg - 0.3%
Espirito Santo Financial Holding SA ADR	33,200	600,920
Gemplus International SA	80,000	346,363
Quilmes Industrial SA sponsored ADR	16,400	153,176
TOTAL LUXEMBOURG		1,100,459
Mexico - 1.1%
Coca-Cola Femsa SA de CV ADR	12,700	247,650
Corporacion Geo SA de CV Series B (a)	43,000	35,023
Elamex SA de CV (a)	27,800	65,330
Fomento Economico Mexicano SA de CV sponsored ADR	7,100	271,220
Grupo Radio Centro SA de CV sponsored ADR	11,000	64,900
Grupo Televisa SA de CV sponsored GDR (a)	4,700	178,741
Telefonos de Mexico SA de CV Series L sponsored ADR	68,500	2,370,100
Transport Maritima Mexicana SA de CV sponsored ADR (a)	15,800	204,610
Wal-Mart de Mexico SA de CV Series C	44,000	98,328
TOTAL MEXICO		3,535,902
Netherlands - 6.0%
ABN AMRO Holding NV	11,100	223,548
Akzo Nobel NV	30,200	1,257,952
De Telegraaf Holding NV (Certificaten Van Aandelen)	34,300	608,619
DSM NV (a)	5,000	183,207
Elsevier NV	105,700	1,446,980
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Fugro NV	16,800	$ 1,065,705
Heijmans NV	5,000	106,464
Heineken Holding NV (A Shares)	48,500	1,863,164
Hunter Douglas NV	36,900	978,857
IHC Caland NV	6,216	286,771
ING Groep NV (Certificaten Van Aandelen)	44,265	3,022,759
Jomed NV	13,290	398,248
KLM Royal Dutch Airlines NV	19,500	390,780
Koninklijke Ahold NV	77,249	2,398,736
Koninklijke Boskalis Westminster NV	17,100	504,440
Koninklijke Philips Electronics NV	44,000	1,292,508
Koninklijke Wessanen NV (a)	25,200	311,886
New Skies Satellites NV (a)	73,700	532,901
OPG Groep NV	5,650	191,986
Rodamco Asia NV	18,761	241,349
Rodamco North America NV	9,610	375,144
Smit International NV (Certificaten Van Aandelen)	6,000	125,095
STMicroelectronics NV (NY Shares)	12,400	501,580
Unilever NV (NY Shares)	13,200	740,784
Vendex KBB NV	25,200	357,719
TOTAL NETHERLANDS		19,407,182
New Zealand - 0.3%
Contact Energy Ltd.	105,200	133,062
Fletcher Challenge Forests Ltd. (a)	1,546,600	217,358
Frucor Beverages Group Ltd.	201,400	185,645
Sky City Ltd.	106,035	411,998
TOTAL NEW ZEALAND		948,063
Norway - 2.4%
Bergesen dy ASA (A Shares)	18,500	357,916
DnB Holding ASA	392,100	1,724,066
Frontline Ltd. (a)	44,300	876,543
Norsk Hydro AS	49,300	2,151,466
Norske Skogindustrier AS (A Shares)	30,250	492,135
Orkla-Borregaard AS	14,000	257,774
ProSafe ASA (a)	31,000	487,298
Schibsted AS (B Shares)	24,200	287,300
Smedvig ASA (A Shares)	45,000	494,663
Sparebanken NOR (primary shares certificates)	16,800	463,532
Telenor ASA	75,000	352,035
TOTAL NORWAY		7,944,728
Common Stocks - continued
	Shares	Value (Note 1)
Panama - 0.6%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	42,900	$ 1,415,700
Panamerican Beverages, Inc. Class A	19,800	358,578
TOTAL PANAMA		1,774,278
Poland - 0.0%
Agora SA unit (a)	5,000	83,250
Portugal - 0.2%
Electricidade de Portugal SA	55,000	149,316
Portugal Telecom SA	31,400	304,767
Telecel Comunicacoes Pessoais SA (a)	1,500	16,662
TOTAL PORTUGAL		470,745
Singapore - 0.2%
Flextronics International Ltd. (a)	9,000	242,010
Fraser & Neave Ltd.	36,000	144,277
Singapore Airlines Ltd.	22,000	175,130
Want Want Holdings Ltd.	43,000	52,030
TOTAL SINGAPORE		613,447
South Africa - 1.2%
Anglo American Platinum Corp. Ltd.	25,200	1,128,779
De Beers Consolidated Mines Ltd. ADR	6,500	270,920
Gold Fields Ltd. (a)	52,500	228,957
Impala Platinum Holdings Ltd.	13,300	637,116
Sappi Ltd.	168,900	1,540,422
TOTAL SOUTH AFRICA		3,806,194
Spain - 2.3%
Altadis SA	26,700	331,635
Banco Popular Espanol SA (Reg.)	1,398	49,910
Banco Santander Central Hispano SA	23,900	237,486
Banco Santander Central Hispano SA ADR	140,700	1,384,488
Compania Espanola de Petroleos SA	13,000	151,090
Cortefiel SA	54,307	833,534
Endesa SA	18,100	304,947
Grupo Dragados SA	28,400	350,987
NH Hoteles SA	48,500	645,008
Prosegur Comp Securidad SA	26,400	294,650
Telefonica SA sponsored ADR	57,607	2,895,328
TOTAL SPAIN		7,479,063
Sweden - 3.2%
Artimplant AB (B Shares) (a)	12,100	82,578
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
AssiDoman AB	10,600	$ 233,558
Atlas Copco AB (A Shares)	11,100	245,657
Biacore International AB (a)	4,000	134,152
Bure Equity AB	58,000	190,563
Capio AB (a)	23,500	171,834
Cardo AB	3,500	59,374
Enea Data AB	32,000	37,438
Getinge Industrier AB (B Shares)	18,000	294,823
HIQ International AB	26,400	121,228
Investor AB (B Shares)	120,800	1,478,054
Kinnevik Investment AB (B Shares) (a)	9,300	208,541
Kungsleden AB	6,000	46,505
Lign Multiwood AB	43,200	29,482
Micronic Laser Systems AB (a)	2,000	39,778
Nobel Biocare AB	31,700	1,205,323
Observer AB (A Shares)	9,666	80,574
Ratos AB (B Shares)	10,000	84,820
Scandic Hotels AB	31,400	434,708
Svenska Cellulosa AB (SCA) (B Shares)	88,500	1,906,844
Svenska Handelsbanken AB (A Shares)	106,146	1,583,342
Swedish Match Co.	235,540	1,031,076
Telefonaktiebolaget LM Ericsson AB sponsored ADR	80,000	514,400
TV 4 AB (A Shares)	5,300	121,429
TOTAL SWEDEN		10,336,081
Switzerland - 6.3%
Adecco SA	654	395,724
Baloise Holdings AG (Reg.)	755	725,284
Compagnie Financiere Richemont unit	770	1,908,027
Disetronic Holding AG (Reg. D)	507	381,572
Edipresse SA (Bearer)	1,472	436,858
Generics Group AG	300	97,666
Helvetia Patria Holdings (Reg.)	352	324,555
Inficon Holding AG	4,171	444,670
Julius Baer Holding AG	106	459,356
Nestle SA (Reg.)	2,177	4,506,292
Novartis AG (Reg.)	2,740	4,256,924
PubliGroupe SA (Reg.)	855	341,941
Roche Holding AG participation certificates	101	725,212
Schindler Holding AG	167	260,802
Societe Generale de Surveillance Holding SA (SGS) (Bearer)	234	264,300
Swiss Life	633	430,439
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Swiss Reinsurance Co. (Reg.)	422	$ 830,479
Syngenta AG (Switzerland)	19,189	972,001
The Swatch Group AG (Reg.)	3,510	815,150
UBS AG (Reg. D)	6,140	934,109
Unilabs SA	146	128,306
Zurich Financial Services AG	2,504	890,318
TOTAL SWITZERLAND		20,529,985
Taiwan - 0.4%
D-Link Corp.	34,500	59,266
Quanta Computer, Inc.	42,000	140,468
Siliconware Precision Industries Co. Ltd.	172,000	133,877
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	281,400	778,577
United Microelectronics Corp.	182,000	290,514
TOTAL TAIWAN		1,402,702
United Kingdom - 12.1%
Allied Domecq PLC	271,900	1,665,301
Anglo American PLC	7,000	444,454
Antofagasta Holdings PLC	89,000	652,078
Arriva PLC	54,100	240,961
AstraZeneca PLC sponsored ADR	29,100	1,382,832
BAA PLC	59,300	521,030
Bank of Scotland	56,784	652,501
Barclays PLC	36,900	1,188,088
Bass PLC	63,300	696,578
Billiton PLC	212,600	1,046,553
BP Amoco PLC sponsored ADR	40,300	2,179,424
British Energy PLC	241,700	1,061,829
Cable & Wireless PLC	28,100	206,484
Cambridge Antibody Technology Group PLC	7,200	195,761
Carlton Communications PLC	56,300	344,014
Centrica PLC	283,300	959,790
Cobham PLC	5,000	82,283
Diageo PLC	94,300	991,833
Diageo PLC sponsored ADR	19,000	796,100
Electronics Boutique PLC	95,000	110,115
GlaxoSmithKline PLC sponsored ADR	79,680	4,268,458
Guardian IT PLC	15,700	182,991
Guinness Peat Group PLC	160,000	108,463
House of Fraser PLC	93,600	120,547
HSBC Holdings PLC	34,300	450,378
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
HSBC Holdings PLC (United Kingdom) (Reg.)	74,000	$ 967,033
Kidde PLC	212,100	197,285
Lloyds TSB Group PLC	196,400	2,041,817
Lonmin PLC	25,500	352,863
Northern Rock PLC	15,000	117,736
Oxford Glycosciences PLC	6,269	91,504
Professional Staff PLC sponsored ADR (a)	30,400	142,880
Provident Financial Group PLC	31,700	365,170
Reckitt Benckiser PLC	29,000	395,693
Rentokil Initial PLC	395,700	1,075,869
Ricardo PLC	10,000	66,542
Rio Tinto PLC (Reg. D)	50,300	1,019,227
Royal Bank of Scotland Group PLC	52,800	1,223,265
Safeway PLC	176,200	811,898
Scottish Radio Holdings PLC	4,700	86,762
Shell Transport & Trading Co. PLC (Reg.)	495,000	4,132,428
Smith & Nephew PLC	72,500	341,848
South African Breweries PLC	86,000	585,318
Standard Chartered PLC	50,000	708,345
Stanley Leisure PLC	22,000	77,446
Taylor Woodrow PLC	62,300	180,977
Tesco PLC	159,060	569,037
Vodafone Group PLC	503,385	1,527,273
Vodafone Group PLC sponsored ADR	44,200	1,338,376
Volex Group PLC	11,800	113,333
Whitbread Holdings PLC	34,000	270,030
TOTAL UNITED KINGDOM		39,348,801
United States of America - 0.9%
ASA Ltd.	12,500	240,125
Avon Products, Inc.	1,800	76,176
Bristol-Myers Squibb Co.	15,000	840,000
DENTSPLY International, Inc.	2,400	94,032
Hollinger International, Inc. Class A	44,800	697,984
Mettler-Toledo International, Inc. (a)	300	13,275
OMI Corp. (a)	21,500	159,530
Orthofix International NV (a)	28,700	720,083
Synthes-Stratec, Inc. (e)	200	119,262
TOTAL UNITED STATES OF AMERICA		2,960,467
TOTAL COMMON STOCKS (Cost $264,231,198)		268,613,859
Preferred Stocks - 0.4%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
Canada - 0.0%
ITF Optical Technologies, Inc. Series B (g)	857	$ 26,996
Metrophotonics, Inc. Series 2 (g)	8,500	35,700
TOTAL CANADA		62,696
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Henkel Kgaa	12,200	768,493
Marschollek Lautenschlaeger und Partner AG	2,400	260,837
Rhoen-Klinikum AG	1,000	56,071
TOTAL GERMANY		1,085,401
TOTAL PREFERRED STOCKS (Cost $1,148,073)		1,148,097
Investment Companies - 2.8%

Australia - 0.0%
First Australia Prime, Inc. Fund	20,000	77,000
Brazil - 0.1%
Brazil Fund, Inc.	21,500	342,925
Canada - 0.1%
Economic Investment Trust Ltd.	3,825	221,530
United Corporations Ltd.	4,508	117,342
TOTAL CANADA		338,872
Chile - 0.1%
Chile Fund, Inc.	20,300	184,121
Five Arrows Chile Investment Trust Ltd.	45,500	9,555
TOTAL CHILE		193,676
China - 0.1%
China Fund, Inc. (a)	15,100	174,405
Jardine Fleming China Region Fund, Inc. (a)	6,553	49,016
Templeton China World Fund, Inc.	23,900	199,804
TOTAL CHINA		423,225
Emerging Markets - 0.1%
Emerging Markets Telecommunications Fund, Inc.	18,920	159,306
Templeton Emerging Markets Fund	5,000	41,050
TOTAL EMERGING MARKETS		200,356
Investment Companies - continued
	Shares	Value (Note 1)
Hong Kong - 0.0%
Greater China Fund, Inc.	16,600	$ 163,012
India - 0.1%
India Fund (a)	38,700	393,579
India Growth Fund, Inc.	622	5,281
Jardine Fleming India Fund, Inc.	6,865	52,174
Morgan Stanley Dean Witter India Investment Fund, Inc.	5,256	48,881
TOTAL INDIA		499,915
Italy - 0.0%
Italy Fund, Inc.	10,790	104,016
Korea (South) - 0.3%
Korea Fund, Inc.	80,942	845,844
Mexico - 0.3%
Mexico Fund, Inc.	51,000	871,080
Multi-National - 1.4%
Asia Pacific Fund, Inc. (a)	20,500	170,150
Asia Tigers Fund, Inc.	23,000	157,090
Blackrock North American Government Income Trust, Inc.	49,000	489,020
Central European Equity Fund, Inc. (a)	9,100	110,383
Dresdner RCM Global Strategic Income Fund	18,000	124,920
First Commonwealth Fund, Inc.	12,900	114,036
Latin America Equity Fund, Inc.	13,268	173,015
Latin American Discovery Fund, Inc.	14,000	140,700
MFS Government Markets Income Trust	95,800	613,120
Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.	56,932	482,214
RCM Strategic Global Government Fund, Inc.	4,000	41,320
Scudder New Asia Fund, Inc.	11,000	105,050
Strategic Global Income Fund, Inc.	32,200	356,454
Templeton Dragon Fund, Inc.	74,900	621,670
Templeton Global Governments Income Trust	36,000	208,080
Templeton Global Income Fund, Inc.	102,000	635,460
TOTAL MULTI-NATIONAL		4,542,682
Singapore - 0.0%
Singapore Fund, Inc. (a)	15,000	80,550
Switzerland - 0.1%
Swiss Helvetia Fund, Inc.	17,500	224,000
Taiwan - 0.1%
Taiwan Fund, Inc.	24,700	288,990
TOTAL INVESTMENT COMPANIES (Cost $10,048,222)		9,196,143
Corporate Bonds - 0.2%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Convertible Bonds - 0.1%
Israel - 0.1%
Tecnomatix Tech Ltd. 5.25% 8/15/04	-		$ 229,000	$ 148,850
United Kingdom - 0.0%
Royal Bank of Scotland Group PLC euro 0% 12/1/03 (Reg. S) (f)	-	GBP	40,900	50,334
TOTAL CONVERTIBLE BONDS				199,184
Nonconvertible Bonds - 0.1%
France - 0.1%
Eurotunnel Finance Ltd. euro 0% 4/30/40 (f)	-	EUR	240	289,950
TOTAL CORPORATE BONDS (Cost $527,732)				489,134
Government Obligations - 1.2%

United States of America - 1.2%
Freddie Mac:
5.25% 1/15/06	Aaa	EUR	2,230,000	1,994,404
5.75% 9/15/10	Aaa	EUR	2,190,000	1,987,210
TOTAL GOVERNMENT OBLIGATIONS (Cost $4,188,057)				3,981,614
Cash Equivalents - 11.5%
	Shares
Fidelity Cash Central Fund, 4.70% (c) (Cost $37,566,175)	37,566,175	37,566,175
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $317,709,457)		320,995,022
NET OTHER ASSETS - 1.4%		4,525,463
NET ASSETS - 100%		$ 325,520,485
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $499,100 or 0.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series B	10/11/00	$ 89,985
Metrophotonics, Inc. Series 2	9/29/00	$ 85,000
OZ Optics Ltd. unit	8/18/00	$ 79,704
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $318,992,858. Net unrealized appreciation aggregated $2,002,164, of which $23,597,600 related to appreciated investment securities and $21,595,436 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $6,955,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $317,709,457) - See accompanying schedule		$ 320,995,022
Foreign currency held at value (cost $2,758,332)		2,756,419
Receivable for investments sold		11,536,187
Receivable for fund shares sold		998,349
Dividends receivable		1,141,726
Interest receivable		250,572
Total assets		337,678,275
Liabilities
Payable for investments purchased	$ 10,156,010
Payable for fund shares redeemed	1,522,718
Accrued management fee	190,375
Distribution fees payable	142,048
Other payables and accrued expenses	146,639
Total liabilities		12,157,790
Net Assets		$ 325,520,485
Net Assets consist of:
Paid in capital		$ 352,303,477
Distributions in excess of net investment income		(2,239,447)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,831,333)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,287,788
Net Assets		$ 325,520,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,949,049 ÷ 2,680,149 shares)	$13.41
Maximum offering price per share (100/94.25 of $13.41)	$14.23
Class T: Net Asset Value and redemption price per share ($151,767,923 ÷ 11,367,880 shares)	$13.35
Maximum offering price per share (100/96.50 of $13.35)	$13.83
Class B: Net Asset Value and offering price per share ($46,392,016 ÷ 3,501,302 shares) A	$13.25
Class C: Net Asset Value and offering price per share ($45,550,283 ÷ 3,436,649 shares) A	$13.25
Institutional Class: Net Asset Value, offering price and redemption price per share ($45,861,214 ÷ 3,406,091 shares)	$13.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 2,865,685
Interest		897,121
Security lending		2,073
		3,764,879
Less foreign taxes withheld		(325,119)
Total income		3,439,760
Expenses
Management fee	$ 1,077,834
Transfer agent fees	418,316
Distribution fees	843,664
Accounting and security lending fees	90,026
Non-interested trustees' compensation	521
Custodian fees and expenses	155,824
Registration fees	106,424
Audit	9,965
Legal	3,571
Reports to shareholders	27,645
Miscellaneous	21,646
Total expenses before reductions	2,755,436
Expense reductions	(60,721)	2,694,715
Net investment income		745,045
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(19,681,684)
Foreign currency transactions	(12,100)	(19,693,784)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(199,487)
Assets and liabilities in foreign currencies	14,131	(185,356)
Net gain (loss)		(19,879,140)
Net increase (decrease) in net assets resulting from operations		$ (19,134,095)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 745,045	$ 1,995,336
Net realized gain (loss)	(19,693,784)	(5,916,494)
Change in net unrealized appreciation (depreciation)	(185,356)	(1,529,312)
Net increase (decrease) in net assets resulting from operations	(19,134,095)	(5,450,470)
Distributions to shareholders From net investment income	(2,588,384)	(146,319)
In excess of net investment income	(2,239,447)	-
From net realized gain	-	(959,661)
In excess of net realized gain	-	(100,992)
Total distributions	(4,827,831)	(1,206,972)
Share transactions - net increase (decrease)	80,997,303	216,006,366
Total increase (decrease) in net assets	57,035,377	209,348,924
Net Assets
Beginning of period	268,485,108	59,136,184
End of period (including under (over) distribution of net investment income of $(2,239,447) and $3,949,570, respectively)	$ 325,520,485	$ 268,485,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.54	$ 13.05	$ 10.00
Income from Investment Operations
Net investment income D	.06	.22 E	.01
Net realized and unrealized gain (loss)	(.90)	1.49 F	3.04
Total from investment operations	(.84)	1.71	3.05
Less Distributions
From net investment income	(.16)	(.03)	-
In excess of net investment income	(.13)	-	-
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.02)	-
Total distributions	(.29)	(.22)	-
Net asset value, end of period	$ 13.41	$ 14.54	$ 13.05
Total Return B, C	(5.89)%	13.13%	30.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 35,949	$ 27,314	$ 3,841
Ratio of expenses to average net assets	1.54% A	1.52%	2.00% A, H
Ratio of expenses to average net assets after expense reductions	1.50% A, I	1.50% I	1.97% A, I
Ratio of net investment income to average net assets	.88% A	1.44%	.05% A
Portfolio turnover rate	87% A	87%	78% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 13.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.17 E	(.02)
Net realized and unrealized gain (loss)	(.89)	1.49 F	3.04
Total from investment operations	(.85)	1.66	3.02
Less Distributions
From net investment income	(.14)	(.03)	-
In excess of net investment income	(.12)	-	-
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.02)	-
Total distributions	(.26)	(.22)	-
Net asset value, end of period	$ 13.35	$ 14.46	$ 13.02
Total Return B, C	(5.98)%	12.78%	30.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 151,768	$ 139,347	$ 32,132
Ratio of expenses to average net assets	1.85% A	1.82%	2.25% A, H
Ratio of expenses to average net assets after expense reductions	1.81% A, I	1.80% I	2.22% A, I
Ratio of net investment income (loss) to average net assets	.57% A	1.15%	(.20)% A
Portfolio turnover rate	87% A	87%	78% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00	.09 E	(.07)
Net realized and unrealized gain (loss)	(.88)	1.49 F	3.03
Total from investment operations	(.88)	1.58	2.96
Less Distributions
From net investment income	(.11)	(.02)	-
In excess of net investment income	(.09)	-	-
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.02)	-
Total distributions	(.20)	(.21)	-
Net asset value, end of period	$ 13.25	$ 14.33	$ 12.96
Total Return B, C	(6.22)%	12.21%	29.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 46,392	$ 43,758	$ 10,839
Ratio of expenses to average net assets	2.40% A	2.36%	2.75% A, H
Ratio of expenses to average net assets after expense reductions	2.36% A, I	2.34% I	2.72% A, I
Ratio of net investment income (loss) to average net assets	.02% A	.60%	(.70)% A
Portfolio turnover rate	87% A	87%	78% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.34	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.10 E	(.07)
Net realized and unrealized gain (loss)	(.89)	1.48 F	3.03
Total from investment operations	(.88)	1.58	2.96
Less Distributions
From net investment income	(.11)	(.01)	-
In excess of net investment income	(.10)	-	-
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.02)	-
Total distributions	(.21)	(.20)	-
Net asset value, end of period	$ 13.25	$ 14.34	$ 12.96
Total Return B, C	(6.22)%	12.21%	29.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 45,550	$ 37,765	$ 8,142
Ratio of expenses to average net assets	2.34% A	2.32%	2.75% A, H
Ratio of expenses to average net assets after expense reductions	2.30% A, I	2.30% I	2.72% A, I
Ratio of net investment income (loss) to average net assets	.08% A	.65%	(.70)% A
Portfolio turnover rate	87% A	87%	78% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.60	$ 13.08	$ 10.00
Income from Investment Operations
Net investment income D	.08	.26 E	.03
Net realized and unrealized gain (loss)	(.90)	1.49 F	3.05
Total from investment operations	(.82)	1.75	3.08
Less Distributions
From net investment income	(.17)	(.04)	-
In excess of net investment income	(.15)	-	-
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.02)	-
Total distributions	(.32)	(.23)	-
Net asset value, end of period	$ 13.46	$ 14.60	$ 13.08
Total Return B, C	(5.74)%	13.42%	30.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 45,861	$ 20,300	$ 4,182
Ratio of expenses to average net assets	1.22% A	1.24%	1.75% A, H
Ratio of expenses to average net assets after expense reductions	1.17% A, I	1.22% I	1.72% A, I
Ratio of net investment income to average net assets	1.21% A	1.73%	.30% A
Portfolio turnover rate	87% A	87%	78% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,591 or 0.0% of net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $169,587,911 and $114,654,242, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .75% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the funds. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 38,474	$ 339
Class T	366,920	4,315
Class B	226,121	170,089
Class C	212,149	92,459
	$ 843,664	$ 267,202

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 70,338	$ 19,907
Class T	89,517	26,718
Class B	62,557	62,557*
Class C	8,973	8,973*
	$ 231,385	$ 118,155

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 38,359	.26 *
Class T	218,542	.31 *
Class B	74,911	.34 *
Class C	58,721	.28 *
Institutional Class	27,783	.18 *
	$ 418,316

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,156 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $60,268 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $453 under the custodian arrangement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	Year ended October 31, 2000
From net investment income
Class A	$ 295,758	$ 10,540
Class T	1,388,630	95,222
Class B	336,671	19,524
Class C	308,678	7,400
Institutional Class	258,647	13,633
Total	$ 2,588,384	$ 146,319
In excess of net investment income
Class A	$ 255,888	$ -
Class T	1,201,428	-
Class B	291,285	-
Class C	267,066	-
Institutional Class	223,780	-
Total	$ 2,239,447	$ -
From net realized gain
Class A	$ -	$ 60,373
Class T	-	545,651
Class B	-	167,823
Class C	-	127,217
Institutional Class	-	58,597
Total	$ -	$ 959,661
In excess of net realized gain
Class A	$ -	$ 6,354
Class T	-	57,423
Class B	-	17,661
Class C	-	13,388
Institutional Class	-	6,166
Total	$ -	$ 100,992
	$ 4,827,831	$ 1,206,972

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	2,152,065	2,673,616	$ 29,969,015	$ 41,659,349
Reinvestment of distributions	37,096	5,306	526,401	75,782
Shares redeemed	(1,387,899)	(1,094,417)	(19,363,865)	(16,670,468)
Net increase (decrease)	801,262	1,584,505	$ 11,131,551	$ 25,064,663
Class T Shares sold	4,824,239	9,883,624	$ 66,729,844	$ 151,684,553
Reinvestment of distributions	175,692	47,912	2,484,286	682,269
Shares redeemed	(3,266,793)	(2,764,761)	(44,822,628)	(42,543,275)
Net increase (decrease)	1,733,138	7,166,775	$ 24,391,502	$ 109,823,547
Class B Shares sold	795,828	2,519,471	$ 10,919,345	$ 38,521,267
Reinvestment of distributions	36,463	12,633	513,040	179,135
Shares redeemed	(383,866)	(315,547)	(5,198,969)	(4,887,648)
Net increase (decrease)	448,425	2,216,557	$ 6,233,416	$ 33,812,754
Class C Shares sold	1,379,085	2,428,332	$ 18,903,903	$ 37,048,372
Reinvestment of distributions	31,035	8,632	436,672	122,491
Shares redeemed	(606,344)	(432,373)	(8,205,320)	(6,560,662)
Net increase (decrease)	803,776	2,004,591	$ 11,135,255	$ 30,610,201
Institutional Class Shares sold	2,791,327	1,314,105	$ 39,078,142	$ 20,387,308
Reinvestment of distributions	22,940	4,808	326,433	68,755
Shares redeemed	(798,563)	(248,303)	(11,298,996)	(3,760,862)
Net increase (decrease)	2,015,704	1,070,610	$ 28,105,579	$ 16,695,201

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.115
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect as Trustees the nominees presented in Proposal 2.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	169,833,900.36	95.390
Against	1,517,361.66	0.852
Abstain	6,690,338.35	3.758
TOTAL	178,041,600.37	100.000
PROPOSAL 5
To approve an amended management contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase.
	# of Votes Cast	% of Votes Cast
Affirmative	166,926,672.61	93.757
Against	2,792,858.80	1.569
Abstain	8,322,068.96	4.674
TOTAL	178,041,600.37	100.000
PROPOSAL 15
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	124,752,057.70	89.983
Against	4,812,803.46	3.471
Abstain	9,075,475.60	6.546
TOTAL	138,640,336.76	100.000
Broker Non-Votes	39,401,263.61
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	125,800,593.44	90.739
Against	3,723,458.96	2.686
Abstain	9,116,284.36	6.575
TOTAL	138,640,336.76	100.000
Broker Non-Votes	39,401,263.61

* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

William Bower, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ADIF-SANN-0601 134490
1.720067.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Diversified International

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Diversified International Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Diversified Intl - Inst CL	-5.74%	-9.58%	39.84%
MSCI® EAFE®	-8.02%	-16.23%	4.51%
International Funds Average	-9.48%	-18.18%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI ® EAFE ®) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2001, the index included over 900 equity securities of companies domiciled in 20 countries. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 759 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - Inst CL	-9.58%	15.20%
MSCI EAFE	-16.23%	1.88%
International Funds Average	-18.18%	n/a*

Average annual total returns take Institutional Class' shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified International Fund - Institutional Class on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $13,984 - a 39.84% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,451 - a 4.51% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital International (MSCI) Europe Index fell 7.04% during the period, while the MSCI EAFE Index - which tracks the performance of stock markets in Europe, Austral-asia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
Note to shareholders: Bill Bower became Portfolio Manager of Fidelity Advisor Diversified International Fund on April 12, 2001.

Q. How did the fund perform, Bill?

A. For the six-month period that ended April 30, 2001, the fund's Institutional Class shares returned -5.74%. For the same period, the MSCI EAFE Index - a broad measure of stock performance in Europe, Australasia and the Far East - returned -8.02%. The fund also compares its performance against the Lipper Inc. international funds average, which fell 9.48% during the same time frame. For the 12 months that ended April 30, 2001, the fund's Institutional Class shares declined 9.58%, while the MSCI EAFE index and the international funds average fell 16.23% and 18.18%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped the fund outperform its index and peer group during the past six months?

A. The fund held a significant portion of its assets - roughly 10% - in Canadian stocks that were not part of the MSCI EAFE index but performed quite well on a relative basis. Canadian energy and transportation stocks contributed the bulk of the performance. Similarly, having stakes in a number of other strong-performing countries, such as South Africa, Mexico and Panama, also proved helpful. Overall, the fund's negative absolute performance was primarily due to extended weakness in the telecommunication services sector. Several of the fund's largest holdings - including Nokia, Nippon Telegraph & Telephone and Vodafone - were hurt by competitive pricing pressures, slowing product demand and a lack of financing from the capital markets. Despite this weakness and the pullback in technology stocks, having a smaller weighting in these underperforming sectors compared to the fund's Lipper peers resulted in a better return.

Q. The former manager of Advisor Diversified International managed the fund with a quantitative style. Will you continue that style or will you take a different approach?

A. I'll manage the fund with the same bottom-up stock selection methodology - using in-depth fundamental research - that I followed in managing Fidelity International Growth & Income. That said, I have access to our quantitative group's research. I understand intuitively how it works, and I'll have the opportunity to factor quantitative research into my decision-making as well. The quantitative research used by the previous manager was never used exclusively to manage the fund. It was always used as a tool in conjunction with fundamental security analysis. I expect that process to continue.

Q. Did you implement any new investment strategies after taking over the fund?

A. Yes, I did a couple of things. First, I began consolidating the fund to reduce many of the smaller positions that had little impact on performance. This also will allow me to put more money to work in my favorite stocks. When I took over the fund, it had roughly 550 different stocks. I expect to reduce that number to around 300-350 different names. Shareholders also should expect the cash position in the fund - about 12% of net assets at the end of the period - to come down to between 3%-6%.

Q. What stocks were top performers? Which disappointed?

A. Investors rewarded Canadian Pacific for its plan to break up the company into five separate entities, which was announced in February. Shares of the transport, energy and hotel conglomerate rose 34% during the period. Several Canadian energy stocks also were among the biggest contributors, including Suncor Energy and Alberta Energy, each of which had share prices rise more than 31%. On the down side, Furukawa Electric, a Japanese electronic components manufacturer and the fund's largest holding at the start of the period, turned out to be the biggest detractor as investors punished the stock for lower-than-expected earnings.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Bill, what's your outlook for international stocks?

A. Right now, the direction of the international equity market in the near term is very unclear. The interest-rate cuts that we've seen recently in various parts of the world should have a positive impact on future earnings growth, but the effectiveness of those cuts may not be seen for some time. In this difficult environment, I'll continue to look for the best companies in the stronger-performing industries. In the near term, I'm going to mitigate some of the portfolio risk in the fund until the fundamentals in the market improve.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital growth

Start date: December 17, 1998

Size: as of April 30, 2001, more than $325 million

Manager: Bill Bower, since April 2001; joined Fidelity
in 1994

3

Bill Bower on the technology sector:

"At period end, the most important part of the market that I was evaluating was the technology sector. From a historical perspective, the sector's current downturn is very similar to past cycles. The length of the correction is about the same. The magnitude of the correction is in line with previous cycles. The major difference now is that current valuations - such as price-to-sales and price-to-book evaluations - in most stocks are still 50% higher than where they typically are when share prices drop to such low levels. Going forward, the biggest decisions I have to make are to decide when to increase the fund's weighting in technology, and in what areas.

"Currently, the sector's fundamentals are generally poor. There's excess product capacity and the previously unsustainably high operating margin levels are coming down. However, the tricky part is that when the market turns in favor of technology again, one needs to own these stocks to experience the fast and furious recoveries that typically occur. At period end, the criteria still weren't entirely lined up for that recovery just yet, in my opinion. Still, it's encouraging to know that we're probably closer to the bottom of the sector's downturn, than to the top, in terms of its fundamentals. Additionally, the U.S. Federal Reserve Board and other central banks around the world are aggressively trying to stimulate the global economy by cutting rates. Historically, that's been a very powerful incentive for the equity markets."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
TotalFinaElf SA (France, Oil & Gas)	1.4	1.5
Nestle SA (Reg.) (Switzerland, Food Products)	1.4	1.3
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.3	1.2
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.3	0.7
Shell Transport & Trading Co. PLC (Reg.) (United Kingdom, Oil & Gas)	1.3	1.6
	6.7
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	21.0
Materials	9.5	4.7
Health Care	9.0	9.7
Energy	8.3	7.6
Industrials	8.0	9.7
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	12.1	12.2
Canada	10.8	9.4
Japan	10.4	15.0
France	6.8	7.5
Switzerland	6.4	8.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks and Investment Companies 85.7%	Stocks and Investment Companies 92.4%
Bonds 1.4%	Bonds 0.2%
Short-Term Investments and Net Other Assets 12.9%	Short-Term Investments and Net Other Assets 7.4%

Effective with this report, industry classifications follow the MSCI/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.5%
	Shares	Value (Note 1)
Australia - 2.9%
AMP Ltd.	121,500	$ 1,245,254
Austereo Group Ltd.	250,000	245,592
Australia & New Zealand Banking Group Ltd.	89,000	638,969
Australian Gas Light Co.	77,307	417,948
AXA Asia Pacific Holdings Ltd.	185,000	263,553
BHP Ltd.	30,200	333,043
BMCMedia.com Ltd. (a)	255,733	24,244
Coca-Cola Amatil Ltd.	75,910	180,885
Commonwealth Bank of Australia	89,100	1,316,814
CSR Ltd.	68,000	186,429
F. H. Faulding & Co. Ltd.	99,700	567,113
ISIS Communications Ltd. (a)	203,200	9,892
Lion Nathan Ltd.	97,500	207,553
National Australia Bank Ltd.	52,300	806,714
News Corp. Ltd. sponsored ADR	6,800	221,068
Securenet Ltd. (a)	85,900	110,049
Sons of Gwalia NL	71,000	301,987
Suncorp-Metway Ltd.	27,000	172,952
Westpac Banking Corp.	66,000	442,388
WMC Ltd.	358,900	1,730,671
TOTAL AUSTRALIA		9,423,118
Austria - 0.3%
Austria Tabak AG	11,600	753,339
Erste Bank der Oesterreichischen Sparkassen AG	2,280	124,241
Flughafen Wien AG	1,470	50,994
RHI AG	8,583	173,161
TOTAL AUSTRIA		1,101,735
Belgium - 0.0%
Delhaize Freres & Compagnie Le Lion SA	1,900	100,888
Dexia SA (strip VVPR) (a)	512	5
Interbrew SA (strip VVPR) (a)	6,000	106
TOTAL BELGIUM		100,999
Bermuda - 0.1%
Aquarius Platinum Ltd. (a)	72,800	324,565
Brierley Investments Ltd.	242,500	59,140
TOTAL BERMUDA		383,705
Brazil - 0.5%
Banco Itau SA (PN)	3,383,200	272,318
Companhia de Bebidas das Americas (AmBev) sponsored ADR	21,500	524,600
Common Stocks - continued
	Shares	Value (Note 1)
Brazil - continued
Tele Sudeste Celular Participacoes SA ADR	2,100	$ 39,900
Telebras sponsored ADR (pfd holder)	6,600	338,184
Telecomunicacoes de Sao Paulo SA sponsored ADR	3,500	47,250
Uniao de Bancos Brasileiros SA (Unibanco) GDR	19,400	466,570
TOTAL BRAZIL		1,688,822
Canada - 10.7%
Alberta Energy Co. Ltd.	40,000	1,966,552
Alcan, Inc.	34,700	1,543,401
Anderson Exploration Ltd. (a)	34,200	778,942
Barrick Gold Corp.	73,300	1,199,645
BCE, Inc.	76,800	1,918,626
Brascan Corp. Class A (ltd. vtg.)	46,800	756,804
CAE, Inc.	19,400	317,505
Cameco Corp.	7,000	166,949
Canada Life Financial Corp.	39,400	1,032,241
Canadian Imperial Bank of Commerce	24,500	794,771
Canadian National Railway Co.	39,000	1,548,123
Canadian Natural Resources Ltd.	61,000	1,899,824
Canadian Pacific Ltd.	62,700	2,452,183
Canadian Western Bank	11,000	170,007
Celestica, Inc. (sub. vtg.) (a)	4,500	231,340
Clarica Life Insurance Co.	9,000	237,782
Fairfax Financial Holdings Ltd. (a)	5,100	606,013
Franco Nevada Mining Corp. Ltd.	122,900	1,439,578
Gulf Canada Resources Ltd. (a)	121,400	695,204
Harrowston, Inc. Class A (a)	50,000	162,686
Inco Ltd. (a)	15,000	274,289
Industrial Alliance Life Insurance Co. (a)	4,000	92,926
Kingsway Financial Services, Inc. (a)	21,000	153,055
Manulife Financial Corp.	10,000	251,969
Methanex Corp. (a)	12,000	101,516
Metro, Inc. Class A	12,000	178,044
Molson, Inc. Class A	12,000	332,270
National Bank of Canada	36,900	635,130
Noranda, Inc.	34,300	363,825
Norske Skog Canada Ltd. Class A	110,800	1,369,949
Onex Corp.	38,000	556,387
OZ Optics Ltd. unit (g)	5,400	23,895
PanCanadian Petroleum Ltd.	29,100	890,024
Petro-Canada	74,300	2,054,890
Power Corp. of Canada	49,300	1,150,130
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Precision Drilling Corp. (a)	2,400	$ 101,079
Rio Alto Exploration Ltd. (a)	22,000	440,945
Royal Bank of Canada	19,000	531,041
Storm Energy, Inc. (a)	2,400	14,603
Sun Life Financial Services Canada, Inc.	39,300	767,228
Suncor Energy, Inc.	76,000	2,129,108
Talisman Energy, Inc. (a)	11,700	476,619
TimberWest Forest Corp. unit	62,800	488,358
Toronto Dominion Bank	14,000	354,396
TransAlta Corp.	14,000	252,359
TransCanada Pipelines Ltd.	76,500	907,028
TOTAL CANADA		34,809,239
Chile - 0.0%
Lan Chile SA sponsored ADR	5,000	46,250
China - 0.3%
CNOOC Ltd. sponsored ADR	36,000	689,760
PetroChina Co. Ltd. sponsored ADR	6,700	144,385
TOTAL CHINA		834,145
Denmark - 1.2%
Carli Gry International AS (Reg.)	9,200	81,456
Danske Bank AS	33,700	542,686
Novo-Nordisk AS Series B	25,000	950,757
Novozymes AS (a)(e)	13,600	273,152
Novozymes AS Series B	97,300	1,954,245
Topdanmark AS (a)	5,700	149,031
TOTAL DENMARK		3,951,327
Finland - 1.6%
Fortum Oyj	100,000	425,856
KCI Konecranes	9,665	308,692
Kemira Oyj	9,000	49,107
Kone Oyj (B Shares)	7,500	502,377
M-real Oyj (B Shares)	20,590	154,360
Metsa Tissue Oyj	26,400	185,034
Metso Oyj sponsored ADR	38,900	392,890
Nokia AB sponsored ADR	58,500	2,000,115
Sampo-Leonia Insurance Co. Ltd. (A Shares)	76,460	800,457
UPM-Kymmene Corp.	13,190	413,672
TOTAL FINLAND		5,232,560
Common Stocks - continued
	Shares	Value (Note 1)
France - 6.7%
Aventis SA (France)	17,400	$ 1,338,060
AXA SA de CV	10,200	1,203,576
BNP Paribas SA	32,700	2,906,946
Carbone Lorraine Group	19,500	812,254
Christian Dior SA	10,000	428,429
CNP Assurances	29,500	951,367
Compagnie Generale d'Industrie et de Participations (CGIP)	6,600	286,920
Dassault Aviation SA (a)	800	185,247
Eurotunnel SA unit	150,000	166,350
France Telecom SA sponsored ADR	2,500	181,625
Isis SA	5,800	586,102
L'Air Liquide	1,100	165,711
L'Oreal SA	1,750	127,391
Lafarge SA	7,500	720,628
Marine Wendel SA	2,500	184,094
Neopost SA (a)	34,700	831,218
Pechiney SA Series A	9,700	510,326
Remy Cointreau SA	5,171	176,902
Rhodia SA	59,200	759,472
Riber SA (e)	13,000	106,686
Sanofi-Synthelabo SA	30,200	1,811,237
Schneider Electric SA	2,000	136,540
Silicon On Insulator TEChnologies SA (SOITEC) (a)	1,700	30,165
Societe Eurafrance SA	15,000	978,138
Societe Generale Class A	10,700	690,144
TotalFinaElf SA:
Series B	11,000	1,643,840
sponsored ADR	40,200	3,010,980
Vivendi Environment	15,800	691,917
Zodiac SA	1,200	285,324
TOTAL FRANCE		21,907,589
Germany - 5.2%
Aachener & Muenchener Beteiligungs AG (AMB)	7,600	873,182
Allianz AG (Reg. D)	3,500	1,007,637
Altana AG	12,300	1,473,196
Andrea-Noris Zahn	2,000	45,247
Bayer AG	37,300	1,571,897
Beiersdorf AG	7,300	747,395
Buderus AG	20,100	469,892
Celanese AG	7,000	140,852
Deutsche Bank AG (Reg.)	4,200	342,814
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Deutsche Lufthansa AG (Reg.)	16,700	$ 320,031
Deutsche Post AG (a)	18,800	320,577
Deutsche Telekom AG:
(Reg.)	19,700	510,353
sponsored ADR	2,500	64,275
DIS Deutscher Industrie Service AG	22,700	604,183
E.On AG	20,700	1,042,216
Fresenius Medical Care AG sponsored ADR	29,700	733,590
Hannover Rueckversicherungs AG	5,800	407,441
Heidelberger Druckmaschinen AG	18,500	1,004,488
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	3,767	1,074,078
Nordex AG (a)	11,300	90,228
Pfeiffer Vacuum Technology AG	4,300	188,841
Rhoen-Klinikum AG	600	35,665
RWE AG	10,600	413,790
Salzgitter AG	24,000	228,259
Schering AG (a)	17,000	848,988
Stinnes AG	21,100	486,718
Suess MicroTec AG (a)	4,000	128,467
Techem AG (a)	44,800	1,246,055
Wella AG	9,400	354,436
Winkler & Dunnebier AG	4,700	53,708
TOTAL GERMANY		16,828,499
Hong Kong - 0.4%
China Mobile (Hong Kong) Ltd. (a)	74,000	374,736
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	12,000	303,840
Hutchison Whampoa Ltd.	24,900	268,983
Jardine Matheson Holdings Ltd.	50,000	290,000
Techpacific.com Ltd.	80,000	1,990
TOTAL HONG KONG		1,239,549
India - 0.0%
rediff.com India Ltd. sponsored ADR	28,000	98,280
Indonesia - 0.2%
Gulf Indonesia Resources Ltd. (a)	79,000	683,350
Ireland - 1.6%
Anglo-Irish Bank Corp. PLC	118,600	395,440
Bank of Ireland, Inc.	126,000	1,208,420
Elan Corp. PLC sponsored ADR (a)	25,000	1,253,750
Independent News & Media PLC (Ireland)	96,700	217,054
Irish Life & Permanent PLC	84,400	928,508
Common Stocks - continued
	Shares	Value (Note 1)
Ireland - continued
Riverdeep Group PLC sponsored ADR (a)	25,400	$ 650,240
Ryanair Holdings PLC sponsored ADR (a)	10,100	521,160
TOTAL IRELAND		5,174,572
Israel - 0.2%
Fundtech Ltd. (a)	10,000	104,200
Taro Pharmaceuticals Industries Ltd. (a)	4,500	224,820
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,400	348,480
TOTAL ISRAEL		677,500
Italy - 2.0%
Alleanza Assicurazioni Spa	73,000	925,889
Assicurazioni Generali Spa	20,106	648,413
Bayerische Vita Spa	5,000	52,553
Ducati Motor Holding Spa (a)	201,400	317,161
ENI Spa sponsored ADR	20,200	1,390,770
Luxottica Group Spa sponsored ADR	43,700	649,819
Telecom Italia Mobile Spa	56,200	385,921
Telecom Italia Spa	75,500	837,094
Unicredito Italiano Spa	296,909	1,395,060
TOTAL ITALY		6,602,680
Japan - 10.4%
Advantest Corp.	2,500	290,529
Aeon Credit Service Ltd.	5,400	295,392
Air Liquide Japan Ltd.	17,000	75,984
Anritsu Corp.	25,000	405,756
Asahi Breweries Ltd.	25,000	283,763
Canon, Inc. ADR	13,300	531,335
Chubu Electric Power Co., Inc.	7,500	137,781
Chugokun Electric Power Co. (a)	5,000	74,221
Citizen Watch Co. Ltd.	27,000	196,411
Credit Saison Co. Ltd.	16,700	358,152
Daiichi Pharmaceutical Co. Ltd.	14,000	308,858
Dainippon Pharmaceutical Co.	25,000	341,376
Daiwa Securities Group, Inc.	51,000	585,568
Fuji Coca-Cola Bottling Co. Ltd.	32,000	262,702
Fuji Heavy Industries Ltd.	117,000	862,630
Fuji Photo Film Co. Ltd.	26,000	1,061,895
Fujikura Ltd.	42,000	335,840
Fujisawa Pharmaceutical Co. Ltd.	16,000	328,705
Furukawa Electric Co. Ltd.	52,000	629,034
Heiwa Corp.	2,600	43,073
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Hokkaido Coca-Cola Bottling Co. Ltd.	25,000	$ 170,176
Hoya Corp.	5,000	332,150
Japan Airlines Co. Ltd.	101,000	405,879
Kansai Electric Power Co., Inc.	5,100	81,519
Kao Corp.	48,000	1,236,089
KDDI Corp.	5	20,462
Konica Corp. (a)	27,000	187,332
Kyocera Corp. sponsored ADR	4,700	464,783
Kyushu Electric Power Co., Inc. (a)	7,500	111,947
Mikasa Coca Cola Bottling Co.	2,700	15,677
Mikuni Coca Cola Bottling Co.	10,000	113,997
Mitsui Marine & Fire Insurance Co. Ltd.	100,000	566,705
NEC Corp.	25,000	458,450
Nichicon Corp.	14,000	192,663
Nikko Securities Co. Ltd.	250,000	2,152,823
Nintendo Co. Ltd.	3,200	522,254
Nippon Sheet Glass Co. Ltd.	32,000	317,552
Nippon Telegraph & Telephone Corp. sponsored ADR	98,300	3,236,036
Nipponkoa Insurance Co. Ltd.	86,000	334,315
Nissan Fire & Marine Insurance Co.	15,000	63,724
Nissan Motor Co. Ltd. (a)	199,000	1,382,342
Nomura Securities Co. Ltd.	136,000	2,911,108
NTT DoCoMo, Inc.	25	520,778
Olympus Optical Co. Ltd.	19,000	292,948
Omron Corp.	26,000	488,301
ORIX Corp.	4,000	353,965
Osaka Gas Co. Ltd.	20,000	60,361
Pioneer Corp.	3,000	90,788
QP Corp. (a)	5,000	45,271
Ricoh Co. Ltd.	9,000	170,873
Rohm Co. Ltd.	2,600	464,846
Sanyo Electric Co. Ltd.	128,000	802,015
Shikoku Coca-Cola Bottling Co. Ltd.	20,700	174,179
Shikoku Electric Power Co., Inc.	15,000	226,231
Sony Corp. sponsored ADR	17,400	1,333,710
Sumitomo Electric Industries Ltd.	28,000	350,881
Sumitomo Marine and Fire Insurance Co. Ltd.	45,000	278,268
Takeda Chemical Industries Ltd.	29,000	1,417,500
Tanabe Seiyaku Co. Ltd.	8,000	72,040
Teikoku Hormone Manufacturing Co. Ltd.	7,000	50,520
Terumo Corp.	12,100	246,102
Tohoku Electric Power Co., Inc.	12,500	177,659
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Tokio Marine & Fire Insurance Co. Ltd.	13,000	$ 138,601
Tokyo Electric Power Co.	9,000	217,743
Tokyo Gas Co. Ltd.	45,000	128,062
Tokyo Seimitsu Co. Ltd.	5,000	330,099
Toray Industries, Inc.	9,000	40,965
Toyoda Automatic Loom Works Ltd.	40,000	810,281
Toyota Motor Corp.	17,700	596,615
Uni-Charm Corp	13,000	516,021
West Japan Railway Co.	50	243,987
Yasuda Fire & Marine Insurance Ltd. (a)	48,000	297,606
Yokogawa Electric Corp.	12,000	124,003
TOTAL JAPAN		33,748,207
Korea (South) - 0.7%
Kookmin Bank	31,400	371,936
Kookmin Credit Card Co. Ltd.	13,100	346,150
Samsung Electronics Co. Ltd.	9,330	1,622,300
TOTAL KOREA (SOUTH)		2,340,386
Luxembourg - 0.3%
Espirito Santo Financial Holding SA ADR	33,200	600,920
Gemplus International SA	80,000	346,363
Quilmes Industrial SA sponsored ADR	16,400	153,176
TOTAL LUXEMBOURG		1,100,459
Mexico - 1.1%
Coca-Cola Femsa SA de CV ADR	12,700	247,650
Corporacion Geo SA de CV Series B (a)	43,000	35,023
Elamex SA de CV (a)	27,800	65,330
Fomento Economico Mexicano SA de CV sponsored ADR	7,100	271,220
Grupo Radio Centro SA de CV sponsored ADR	11,000	64,900
Grupo Televisa SA de CV sponsored GDR (a)	4,700	178,741
Telefonos de Mexico SA de CV Series L sponsored ADR	68,500	2,370,100
Transport Maritima Mexicana SA de CV sponsored ADR (a)	15,800	204,610
Wal-Mart de Mexico SA de CV Series C	44,000	98,328
TOTAL MEXICO		3,535,902
Netherlands - 6.0%
ABN AMRO Holding NV	11,100	223,548
Akzo Nobel NV	30,200	1,257,952
De Telegraaf Holding NV (Certificaten Van Aandelen)	34,300	608,619
DSM NV (a)	5,000	183,207
Elsevier NV	105,700	1,446,980
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Fugro NV	16,800	$ 1,065,705
Heijmans NV	5,000	106,464
Heineken Holding NV (A Shares)	48,500	1,863,164
Hunter Douglas NV	36,900	978,857
IHC Caland NV	6,216	286,771
ING Groep NV (Certificaten Van Aandelen)	44,265	3,022,759
Jomed NV	13,290	398,248
KLM Royal Dutch Airlines NV	19,500	390,780
Koninklijke Ahold NV	77,249	2,398,736
Koninklijke Boskalis Westminster NV	17,100	504,440
Koninklijke Philips Electronics NV	44,000	1,292,508
Koninklijke Wessanen NV (a)	25,200	311,886
New Skies Satellites NV (a)	73,700	532,901
OPG Groep NV	5,650	191,986
Rodamco Asia NV	18,761	241,349
Rodamco North America NV	9,610	375,144
Smit International NV (Certificaten Van Aandelen)	6,000	125,095
STMicroelectronics NV (NY Shares)	12,400	501,580
Unilever NV (NY Shares)	13,200	740,784
Vendex KBB NV	25,200	357,719
TOTAL NETHERLANDS		19,407,182
New Zealand - 0.3%
Contact Energy Ltd.	105,200	133,062
Fletcher Challenge Forests Ltd. (a)	1,546,600	217,358
Frucor Beverages Group Ltd.	201,400	185,645
Sky City Ltd.	106,035	411,998
TOTAL NEW ZEALAND		948,063
Norway - 2.4%
Bergesen dy ASA (A Shares)	18,500	357,916
DnB Holding ASA	392,100	1,724,066
Frontline Ltd. (a)	44,300	876,543
Norsk Hydro AS	49,300	2,151,466
Norske Skogindustrier AS (A Shares)	30,250	492,135
Orkla-Borregaard AS	14,000	257,774
ProSafe ASA (a)	31,000	487,298
Schibsted AS (B Shares)	24,200	287,300
Smedvig ASA (A Shares)	45,000	494,663
Sparebanken NOR (primary shares certificates)	16,800	463,532
Telenor ASA	75,000	352,035
TOTAL NORWAY		7,944,728
Common Stocks - continued
	Shares	Value (Note 1)
Panama - 0.6%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	42,900	$ 1,415,700
Panamerican Beverages, Inc. Class A	19,800	358,578
TOTAL PANAMA		1,774,278
Poland - 0.0%
Agora SA unit (a)	5,000	83,250
Portugal - 0.2%
Electricidade de Portugal SA	55,000	149,316
Portugal Telecom SA	31,400	304,767
Telecel Comunicacoes Pessoais SA (a)	1,500	16,662
TOTAL PORTUGAL		470,745
Singapore - 0.2%
Flextronics International Ltd. (a)	9,000	242,010
Fraser & Neave Ltd.	36,000	144,277
Singapore Airlines Ltd.	22,000	175,130
Want Want Holdings Ltd.	43,000	52,030
TOTAL SINGAPORE		613,447
South Africa - 1.2%
Anglo American Platinum Corp. Ltd.	25,200	1,128,779
De Beers Consolidated Mines Ltd. ADR	6,500	270,920
Gold Fields Ltd. (a)	52,500	228,957
Impala Platinum Holdings Ltd.	13,300	637,116
Sappi Ltd.	168,900	1,540,422
TOTAL SOUTH AFRICA		3,806,194
Spain - 2.3%
Altadis SA	26,700	331,635
Banco Popular Espanol SA (Reg.)	1,398	49,910
Banco Santander Central Hispano SA	23,900	237,486
Banco Santander Central Hispano SA ADR	140,700	1,384,488
Compania Espanola de Petroleos SA	13,000	151,090
Cortefiel SA	54,307	833,534
Endesa SA	18,100	304,947
Grupo Dragados SA	28,400	350,987
NH Hoteles SA	48,500	645,008
Prosegur Comp Securidad SA	26,400	294,650
Telefonica SA sponsored ADR	57,607	2,895,328
TOTAL SPAIN		7,479,063
Sweden - 3.2%
Artimplant AB (B Shares) (a)	12,100	82,578
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
AssiDoman AB	10,600	$ 233,558
Atlas Copco AB (A Shares)	11,100	245,657
Biacore International AB (a)	4,000	134,152
Bure Equity AB	58,000	190,563
Capio AB (a)	23,500	171,834
Cardo AB	3,500	59,374
Enea Data AB	32,000	37,438
Getinge Industrier AB (B Shares)	18,000	294,823
HIQ International AB	26,400	121,228
Investor AB (B Shares)	120,800	1,478,054
Kinnevik Investment AB (B Shares) (a)	9,300	208,541
Kungsleden AB	6,000	46,505
Lign Multiwood AB	43,200	29,482
Micronic Laser Systems AB (a)	2,000	39,778
Nobel Biocare AB	31,700	1,205,323
Observer AB (A Shares)	9,666	80,574
Ratos AB (B Shares)	10,000	84,820
Scandic Hotels AB	31,400	434,708
Svenska Cellulosa AB (SCA) (B Shares)	88,500	1,906,844
Svenska Handelsbanken AB (A Shares)	106,146	1,583,342
Swedish Match Co.	235,540	1,031,076
Telefonaktiebolaget LM Ericsson AB sponsored ADR	80,000	514,400
TV 4 AB (A Shares)	5,300	121,429
TOTAL SWEDEN		10,336,081
Switzerland - 6.3%
Adecco SA	654	395,724
Baloise Holdings AG (Reg.)	755	725,284
Compagnie Financiere Richemont unit	770	1,908,027
Disetronic Holding AG (Reg. D)	507	381,572
Edipresse SA (Bearer)	1,472	436,858
Generics Group AG	300	97,666
Helvetia Patria Holdings (Reg.)	352	324,555
Inficon Holding AG	4,171	444,670
Julius Baer Holding AG	106	459,356
Nestle SA (Reg.)	2,177	4,506,292
Novartis AG (Reg.)	2,740	4,256,924
PubliGroupe SA (Reg.)	855	341,941
Roche Holding AG participation certificates	101	725,212
Schindler Holding AG	167	260,802
Societe Generale de Surveillance Holding SA (SGS) (Bearer)	234	264,300
Swiss Life	633	430,439
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Swiss Reinsurance Co. (Reg.)	422	$ 830,479
Syngenta AG (Switzerland)	19,189	972,001
The Swatch Group AG (Reg.)	3,510	815,150
UBS AG (Reg. D)	6,140	934,109
Unilabs SA	146	128,306
Zurich Financial Services AG	2,504	890,318
TOTAL SWITZERLAND		20,529,985
Taiwan - 0.4%
D-Link Corp.	34,500	59,266
Quanta Computer, Inc.	42,000	140,468
Siliconware Precision Industries Co. Ltd.	172,000	133,877
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	281,400	778,577
United Microelectronics Corp.	182,000	290,514
TOTAL TAIWAN		1,402,702
United Kingdom - 12.1%
Allied Domecq PLC	271,900	1,665,301
Anglo American PLC	7,000	444,454
Antofagasta Holdings PLC	89,000	652,078
Arriva PLC	54,100	240,961
AstraZeneca PLC sponsored ADR	29,100	1,382,832
BAA PLC	59,300	521,030
Bank of Scotland	56,784	652,501
Barclays PLC	36,900	1,188,088
Bass PLC	63,300	696,578
Billiton PLC	212,600	1,046,553
BP Amoco PLC sponsored ADR	40,300	2,179,424
British Energy PLC	241,700	1,061,829
Cable & Wireless PLC	28,100	206,484
Cambridge Antibody Technology Group PLC	7,200	195,761
Carlton Communications PLC	56,300	344,014
Centrica PLC	283,300	959,790
Cobham PLC	5,000	82,283
Diageo PLC	94,300	991,833
Diageo PLC sponsored ADR	19,000	796,100
Electronics Boutique PLC	95,000	110,115
GlaxoSmithKline PLC sponsored ADR	79,680	4,268,458
Guardian IT PLC	15,700	182,991
Guinness Peat Group PLC	160,000	108,463
House of Fraser PLC	93,600	120,547
HSBC Holdings PLC	34,300	450,378
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
HSBC Holdings PLC (United Kingdom) (Reg.)	74,000	$ 967,033
Kidde PLC	212,100	197,285
Lloyds TSB Group PLC	196,400	2,041,817
Lonmin PLC	25,500	352,863
Northern Rock PLC	15,000	117,736
Oxford Glycosciences PLC	6,269	91,504
Professional Staff PLC sponsored ADR (a)	30,400	142,880
Provident Financial Group PLC	31,700	365,170
Reckitt Benckiser PLC	29,000	395,693
Rentokil Initial PLC	395,700	1,075,869
Ricardo PLC	10,000	66,542
Rio Tinto PLC (Reg. D)	50,300	1,019,227
Royal Bank of Scotland Group PLC	52,800	1,223,265
Safeway PLC	176,200	811,898
Scottish Radio Holdings PLC	4,700	86,762
Shell Transport & Trading Co. PLC (Reg.)	495,000	4,132,428
Smith & Nephew PLC	72,500	341,848
South African Breweries PLC	86,000	585,318
Standard Chartered PLC	50,000	708,345
Stanley Leisure PLC	22,000	77,446
Taylor Woodrow PLC	62,300	180,977
Tesco PLC	159,060	569,037
Vodafone Group PLC	503,385	1,527,273
Vodafone Group PLC sponsored ADR	44,200	1,338,376
Volex Group PLC	11,800	113,333
Whitbread Holdings PLC	34,000	270,030
TOTAL UNITED KINGDOM		39,348,801
United States of America - 0.9%
ASA Ltd.	12,500	240,125
Avon Products, Inc.	1,800	76,176
Bristol-Myers Squibb Co.	15,000	840,000
DENTSPLY International, Inc.	2,400	94,032
Hollinger International, Inc. Class A	44,800	697,984
Mettler-Toledo International, Inc. (a)	300	13,275
OMI Corp. (a)	21,500	159,530
Orthofix International NV (a)	28,700	720,083
Synthes-Stratec, Inc. (e)	200	119,262
TOTAL UNITED STATES OF AMERICA		2,960,467
TOTAL COMMON STOCKS (Cost $264,231,198)		268,613,859
Preferred Stocks - 0.4%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
Canada - 0.0%
ITF Optical Technologies, Inc. Series B (g)	857	$ 26,996
Metrophotonics, Inc. Series 2 (g)	8,500	35,700
TOTAL CANADA		62,696
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Henkel Kgaa	12,200	768,493
Marschollek Lautenschlaeger und Partner AG	2,400	260,837
Rhoen-Klinikum AG	1,000	56,071
TOTAL GERMANY		1,085,401
TOTAL PREFERRED STOCKS (Cost $1,148,073)		1,148,097
Investment Companies - 2.8%

Australia - 0.0%
First Australia Prime, Inc. Fund	20,000	77,000
Brazil - 0.1%
Brazil Fund, Inc.	21,500	342,925
Canada - 0.1%
Economic Investment Trust Ltd.	3,825	221,530
United Corporations Ltd.	4,508	117,342
TOTAL CANADA		338,872
Chile - 0.1%
Chile Fund, Inc.	20,300	184,121
Five Arrows Chile Investment Trust Ltd.	45,500	9,555
TOTAL CHILE		193,676
China - 0.1%
China Fund, Inc. (a)	15,100	174,405
Jardine Fleming China Region Fund, Inc. (a)	6,553	49,016
Templeton China World Fund, Inc.	23,900	199,804
TOTAL CHINA		423,225
Emerging Markets - 0.1%
Emerging Markets Telecommunications Fund, Inc.	18,920	159,306
Templeton Emerging Markets Fund	5,000	41,050
TOTAL EMERGING MARKETS		200,356
Investment Companies - continued
	Shares	Value (Note 1)
Hong Kong - 0.0%
Greater China Fund, Inc.	16,600	$ 163,012
India - 0.1%
India Fund (a)	38,700	393,579
India Growth Fund, Inc.	622	5,281
Jardine Fleming India Fund, Inc.	6,865	52,174
Morgan Stanley Dean Witter India Investment Fund, Inc.	5,256	48,881
TOTAL INDIA		499,915
Italy - 0.0%
Italy Fund, Inc.	10,790	104,016
Korea (South) - 0.3%
Korea Fund, Inc.	80,942	845,844
Mexico - 0.3%
Mexico Fund, Inc.	51,000	871,080
Multi-National - 1.4%
Asia Pacific Fund, Inc. (a)	20,500	170,150
Asia Tigers Fund, Inc.	23,000	157,090
Blackrock North American Government Income Trust, Inc.	49,000	489,020
Central European Equity Fund, Inc. (a)	9,100	110,383
Dresdner RCM Global Strategic Income Fund	18,000	124,920
First Commonwealth Fund, Inc.	12,900	114,036
Latin America Equity Fund, Inc.	13,268	173,015
Latin American Discovery Fund, Inc.	14,000	140,700
MFS Government Markets Income Trust	95,800	613,120
Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.	56,932	482,214
RCM Strategic Global Government Fund, Inc.	4,000	41,320
Scudder New Asia Fund, Inc.	11,000	105,050
Strategic Global Income Fund, Inc.	32,200	356,454
Templeton Dragon Fund, Inc.	74,900	621,670
Templeton Global Governments Income Trust	36,000	208,080
Templeton Global Income Fund, Inc.	102,000	635,460
TOTAL MULTI-NATIONAL		4,542,682
Singapore - 0.0%
Singapore Fund, Inc. (a)	15,000	80,550
Switzerland - 0.1%
Swiss Helvetia Fund, Inc.	17,500	224,000
Taiwan - 0.1%
Taiwan Fund, Inc.	24,700	288,990
TOTAL INVESTMENT COMPANIES (Cost $10,048,222)		9,196,143
Corporate Bonds - 0.2%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Convertible Bonds - 0.1%
Israel - 0.1%
Tecnomatix Tech Ltd. 5.25% 8/15/04	-		$ 229,000	$ 148,850
United Kingdom - 0.0%
Royal Bank of Scotland Group PLC euro 0% 12/1/03 (Reg. S) (f)	-	GBP	40,900	50,334
TOTAL CONVERTIBLE BONDS				199,184
Nonconvertible Bonds - 0.1%
France - 0.1%
Eurotunnel Finance Ltd. euro 0% 4/30/40 (f)	-	EUR	240	289,950
TOTAL CORPORATE BONDS (Cost $527,732)				489,134
Government Obligations - 1.2%

United States of America - 1.2%
Freddie Mac:
5.25% 1/15/06	Aaa	EUR	2,230,000	1,994,404
5.75% 9/15/10	Aaa	EUR	2,190,000	1,987,210
TOTAL GOVERNMENT OBLIGATIONS (Cost $4,188,057)				3,981,614
Cash Equivalents - 11.5%
	Shares
Fidelity Cash Central Fund, 4.70% (c) (Cost $37,566,175)	37,566,175	37,566,175
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $317,709,457)		320,995,022
NET OTHER ASSETS - 1.4%		4,525,463
NET ASSETS - 100%		$ 325,520,485
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $499,100 or 0.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series B	10/11/00	$ 89,985
Metrophotonics, Inc. Series 2	9/29/00	$ 85,000
OZ Optics Ltd. unit	8/18/00	$ 79,704
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $318,992,858. Net unrealized appreciation aggregated $2,002,164, of which $23,597,600 related to appreciated investment securities and $21,595,436 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $6,955,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $317,709,457) - See accompanying schedule		$ 320,995,022
Foreign currency held at value (cost $2,758,332)		2,756,419
Receivable for investments sold		11,536,187
Receivable for fund shares sold		998,349
Dividends receivable		1,141,726
Interest receivable		250,572
Total assets		337,678,275
Liabilities
Payable for investments purchased	$ 10,156,010
Payable for fund shares redeemed	1,522,718
Accrued management fee	190,375
Distribution fees payable	142,048
Other payables and accrued expenses	146,639
Total liabilities		12,157,790
Net Assets		$ 325,520,485
Net Assets consist of:
Paid in capital		$ 352,303,477
Distributions in excess of net investment income		(2,239,447)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,831,333)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,287,788
Net Assets		$ 325,520,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,949,049 ÷ 2,680,149 shares)	$13.41
Maximum offering price per share (100/94.25 of $13.41)	$14.23
Class T: Net Asset Value and redemption price per share ($151,767,923 ÷ 11,367,880 shares)	$13.35
Maximum offering price per share (100/96.50 of $13.35)	$13.83
Class B: Net Asset Value and offering price per share ($46,392,016 ÷ 3,501,302 shares) A	$13.25
Class C: Net Asset Value and offering price per share ($45,550,283 ÷ 3,436,649 shares) A	$13.25
Institutional Class: Net Asset Value, offering price and redemption price per share ($45,861,214 ÷ 3,406,091 shares)	$13.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 2,865,685
Interest		897,121
Security lending		2,073
		3,764,879
Less foreign taxes withheld		(325,119)
Total income		3,439,760
Expenses
Management fee	$ 1,077,834
Transfer agent fees	418,316
Distribution fees	843,664
Accounting and security lending fees	90,026
Non-interested trustees' compensation	521
Custodian fees and expenses	155,824
Registration fees	106,424
Audit	9,965
Legal	3,571
Reports to shareholders	27,645
Miscellaneous	21,646
Total expenses before reductions	2,755,436
Expense reductions	(60,721)	2,694,715
Net investment income		745,045
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(19,681,684)
Foreign currency transactions	(12,100)	(19,693,784)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(199,487)
Assets and liabilities in foreign currencies	14,131	(185,356)
Net gain (loss)		(19,879,140)
Net increase (decrease) in net assets resulting from operations		$ (19,134,095)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 745,045	$ 1,995,336
Net realized gain (loss)	(19,693,784)	(5,916,494)
Change in net unrealized appreciation (depreciation)	(185,356)	(1,529,312)
Net increase (decrease) in net assets resulting from operations	(19,134,095)	(5,450,470)
Distributions to shareholders From net investment income	(2,588,384)	(146,319)
In excess of net investment income	(2,239,447)	-
From net realized gain	-	(959,661)
In excess of net realized gain	-	(100,992)
Total distributions	(4,827,831)	(1,206,972)
Share transactions - net increase (decrease)	80,997,303	216,006,366
Total increase (decrease) in net assets	57,035,377	209,348,924
Net Assets
Beginning of period	268,485,108	59,136,184
End of period (including under (over) distribution of net investment income of $(2,239,447) and $3,949,570, respectively)	$ 325,520,485	$ 268,485,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.54	$ 13.05	$ 10.00
Income from Investment Operations
Net investment income D	.06	.22 E	.01
Net realized and unrealized gain (loss)	(.90)	1.49 F	3.04
Total from investment operations	(.84)	1.71	3.05
Less Distributions
From net investment income	(.16)	(.03)	-
In excess of net investment income	(.13)	-	-
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.02)	-
Total distributions	(.29)	(.22)	-
Net asset value, end of period	$ 13.41	$ 14.54	$ 13.05
Total Return B, C	(5.89)%	13.13%	30.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 35,949	$ 27,314	$ 3,841
Ratio of expenses to average net assets	1.54% A	1.52%	2.00% A, H
Ratio of expenses to average net assets after expense reductions	1.50% A, I	1.50% I	1.97% A, I
Ratio of net investment income to average net assets	.88% A	1.44%	.05% A
Portfolio turnover rate	87% A	87%	78% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 13.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.17 E	(.02)
Net realized and unrealized gain (loss)	(.89)	1.49 F	3.04
Total from investment operations	(.85)	1.66	3.02
Less Distributions
From net investment income	(.14)	(.03)	-
In excess of net investment income	(.12)	-	-
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.02)	-
Total distributions	(.26)	(.22)	-
Net asset value, end of period	$ 13.35	$ 14.46	$ 13.02
Total Return B, C	(5.98)%	12.78%	30.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 151,768	$ 139,347	$ 32,132
Ratio of expenses to average net assets	1.85% A	1.82%	2.25% A, H
Ratio of expenses to average net assets after expense reductions	1.81% A, I	1.80% I	2.22% A, I
Ratio of net investment income (loss) to average net assets	.57% A	1.15%	(.20)% A
Portfolio turnover rate	87% A	87%	78% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00	.09 E	(.07)
Net realized and unrealized gain (loss)	(.88)	1.49 F	3.03
Total from investment operations	(.88)	1.58	2.96
Less Distributions
From net investment income	(.11)	(.02)	-
In excess of net investment income	(.09)	-	-
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.02)	-
Total distributions	(.20)	(.21)	-
Net asset value, end of period	$ 13.25	$ 14.33	$ 12.96
Total Return B, C	(6.22)%	12.21%	29.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 46,392	$ 43,758	$ 10,839
Ratio of expenses to average net assets	2.40% A	2.36%	2.75% A, H
Ratio of expenses to average net assets after expense reductions	2.36% A, I	2.34% I	2.72% A, I
Ratio of net investment income (loss) to average net assets	.02% A	.60%	(.70)% A
Portfolio turnover rate	87% A	87%	78% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.34	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.10 E	(.07)
Net realized and unrealized gain (loss)	(.89)	1.48 F	3.03
Total from investment operations	(.88)	1.58	2.96
Less Distributions
From net investment income	(.11)	(.01)	-
In excess of net investment income	(.10)	-	-
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.02)	-
Total distributions	(.21)	(.20)	-
Net asset value, end of period	$ 13.25	$ 14.34	$ 12.96
Total Return B, C	(6.22)%	12.21%	29.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 45,550	$ 37,765	$ 8,142
Ratio of expenses to average net assets	2.34% A	2.32%	2.75% A, H
Ratio of expenses to average net assets after expense reductions	2.30% A, I	2.30% I	2.72% A, I
Ratio of net investment income (loss) to average net assets	.08% A	.65%	(.70)% A
Portfolio turnover rate	87% A	87%	78% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.60	$ 13.08	$ 10.00
Income from Investment Operations
Net investment income D	.08	.26 E	.03
Net realized and unrealized gain (loss)	(.90)	1.49 F	3.05
Total from investment operations	(.82)	1.75	3.08
Less Distributions
From net investment income	(.17)	(.04)	-
In excess of net investment income	(.15)	-	-
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.02)	-
Total distributions	(.32)	(.23)	-
Net asset value, end of period	$ 13.46	$ 14.60	$ 13.08
Total Return B, C	(5.74)%	13.42%	30.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 45,861	$ 20,300	$ 4,182
Ratio of expenses to average net assets	1.22% A	1.24%	1.75% A, H
Ratio of expenses to average net assets after expense reductions	1.17% A, I	1.22% I	1.72% A, I
Ratio of net investment income to average net assets	1.21% A	1.73%	.30% A
Portfolio turnover rate	87% A	87%	78% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share.

F The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

G For the period December 17, 1998 (commencement of operations) to October 31, 1999.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,591 or 0.0% of net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $169,587,911 and $114,654,242, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .75% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the funds. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 38,474	$ 339
Class T	366,920	4,315
Class B	226,121	170,089
Class C	212,149	92,459
	$ 843,664	$ 267,202

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 70,338	$ 19,907
Class T	89,517	26,718
Class B	62,557	62,557*
Class C	8,973	8,973*
	$ 231,385	$ 118,155

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 38,359	.26 *
Class T	218,542	.31 *
Class B	74,911	.34 *
Class C	58,721	.28 *
Institutional Class	27,783	.18 *
	$ 418,316

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,156 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $60,268 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $453 under the custodian arrangement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	Year ended October 31, 2000
From net investment income
Class A	$ 295,758	$ 10,540
Class T	1,388,630	95,222
Class B	336,671	19,524
Class C	308,678	7,400
Institutional Class	258,647	13,633
Total	$ 2,588,384	$ 146,319
In excess of net investment income
Class A	$ 255,888	$ -
Class T	1,201,428	-
Class B	291,285	-
Class C	267,066	-
Institutional Class	223,780	-
Total	$ 2,239,447	$ -
From net realized gain
Class A	$ -	$ 60,373
Class T	-	545,651
Class B	-	167,823
Class C	-	127,217
Institutional Class	-	58,597
Total	$ -	$ 959,661
In excess of net realized gain
Class A	$ -	$ 6,354
Class T	-	57,423
Class B	-	17,661
Class C	-	13,388
Institutional Class	-	6,166
Total	$ -	$ 100,992
	$ 4,827,831	$ 1,206,972

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	2,152,065	2,673,616	$ 29,969,015	$ 41,659,349
Reinvestment of distributions	37,096	5,306	526,401	75,782
Shares redeemed	(1,387,899)	(1,094,417)	(19,363,865)	(16,670,468)
Net increase (decrease)	801,262	1,584,505	$ 11,131,551	$ 25,064,663
Class T Shares sold	4,824,239	9,883,624	$ 66,729,844	$ 151,684,553
Reinvestment of distributions	175,692	47,912	2,484,286	682,269
Shares redeemed	(3,266,793)	(2,764,761)	(44,822,628)	(42,543,275)
Net increase (decrease)	1,733,138	7,166,775	$ 24,391,502	$ 109,823,547
Class B Shares sold	795,828	2,519,471	$ 10,919,345	$ 38,521,267
Reinvestment of distributions	36,463	12,633	513,040	179,135
Shares redeemed	(383,866)	(315,547)	(5,198,969)	(4,887,648)
Net increase (decrease)	448,425	2,216,557	$ 6,233,416	$ 33,812,754
Class C Shares sold	1,379,085	2,428,332	$ 18,903,903	$ 37,048,372
Reinvestment of distributions	31,035	8,632	436,672	122,491
Shares redeemed	(606,344)	(432,373)	(8,205,320)	(6,560,662)
Net increase (decrease)	803,776	2,004,591	$ 11,135,255	$ 30,610,201
Institutional Class Shares sold	2,791,327	1,314,105	$ 39,078,142	$ 20,387,308
Reinvestment of distributions	22,940	4,808	326,433	68,755
Shares redeemed	(798,563)	(248,303)	(11,298,996)	(3,760,862)
Net increase (decrease)	2,015,704	1,070,610	$ 28,105,579	$ 16,695,201

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.115
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect as Trustees the nominees presented in Proposal 2.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	169,833,900.36	95.390
Against	1,517,361.66	0.852
Abstain	6,690,338.35	3.758
TOTAL	178,041,600.37	100.000
PROPOSAL 5
To approve an amended management contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase.
	# of Votes Cast	% of Votes Cast
Affirmative	166,926,672.61	93.757
Against	2,792,858.80	1.569
Abstain	8,322,068.96	4.674
TOTAL	178,041,600.37	100.000
PROPOSAL 15
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	124,752,057.70	89.983
Against	4,812,803.46	3.471
Abstain	9,075,475.60	6.546
TOTAL	138,640,336.76	100.000
Broker Non-Votes	39,401,263.61
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	125,800,593.44	90.739
Against	3,723,458.96	2.686
Abstain	9,116,284.36	6.575
TOTAL	138,640,336.76	100.000
Broker Non-Votes	39,401,263.61

* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

William Bower, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ADIFI-SANN-0601 134497
1.720069.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Asia

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Emerging Asia Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on June 16, 1999. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after June 16, 1999. Returns between March 25, 1994 and June 16, 1999 are those of Fidelity Advisor Emerging Asia Fund, Inc., the Closed-End Fund. On June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all its assets and liabilities to Fidelity ® Advisor Emerging Asia Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class A shares' total expenses, including its 0.25% 12b-1 fee had been reflected in the Closed-End Fund's performance, Class A's returns, prior to June 16, 1999 may have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL A	-8.62%	-31.82%	-27.94%	-13.58%
Fidelity Adv Emerging Asia - CL A (incl. 5.75% sales charge)	-13.88%	-35.74%	-32.08%	-18.55%
MSCI® AC Asia Free ex Japan	-8.33%	-31.70%	-45.72%	-33.57%
Pacific Region ex Japan Funds Average	-7.02%	-28.36%	-32.87%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on March 25, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International ® AC (All Country) Asia Free ex Japan Index - a market capitalization-weighted index of over 300 stocks traded in 12 Asian markets, excluding Japan. To measure how Class A's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 76 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL A	-31.82%	-6.34%	-2.03%
Fidelity Adv Emerging Asia - CL A (incl. 5.75% sales charge)	-35.74%	-7.45%	-2.85%
MSCI AC Asia Free ex Japan	-31.70%	-11.50%	-5.60%
Pacific Region ex Japan Funds Average	-28.36%	-8.31%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Asia Fund - Class A on March 25, 1994, when the Closed-End Fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have been $8,145 - an 18.55% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC Asia Free ex Japan Index did over the same period. With dividends reinvested, the same $10,000 would have been $6,643 - a 33.57% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Asia Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on June 16, 1999. Class T shares bear a 0.50% 12b-1 fee that is reflected in returns after June 16, 1999. Returns between March 25, 1994 and June 16, 1999 are those of Fidelity Advisor Emerging Asia, Inc., the Closed-End Fund. On June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class T shares total expenses, including its 0.50% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class T's returns, prior to June 16, 1999 may have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL T	-8.82%	-32.10%	-28.32%	-14.04%
Fidelity Adv Emerging Asia - CL T (incl. 3.50% sales charge)	-12.01%	-34.47%	-30.83%	-17.05%
MSCI AC Asia Free ex Japan	-8.33%	-31.70%	-45.72%	-33.57%
Pacific Region ex Japan Funds Average	-7.02%	-28.36%	-32.87%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on March 25, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International AC (All Country) Asia Free ex Japan Index - a market capitalization-weighted index of over 300 stocks traded in 12 Asian markets, excluding Japan. To measure how Class T's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 76 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL T	-32.10%	-6.44%	-2.11%
Fidelity Adv Emerging Asia - CL T (incl. 3.50% sales charge)	-34.47%	-7.11%	-2.60%
MSCI AC Asia Free ex Japan	-31.70%	-11.50%	-5.60%
Pacific Region ex Japan Funds Average	-28.36%	-8.31%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Asia Fund - Class T on March 25, 1994, when the Closed-End Fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have been $8,295 - a 17.05% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC Asia Free ex Japan Index did over the same period. With dividends reinvested, the same $10,000 would have been $6,643 - a 33.57% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Asia Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on June 16, 1999. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 16, 1999. Returns between March 25, 1994 and June 16, 1999 are those of Fidelity Advisor Emerging Asia, Inc., the Closed-End Fund. On June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class B shares' total expenses, including its 1.00% 12b-1 fee had been reflected in the Closed-End Fund's performance, Class B's returns, prior to June 16, 1999 may have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past 5 year and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL B	-8.97%	-32.40%	-29.03%	-14.88%
Fidelity Adv Emerging Asia - CL B (incl. contingent deferred sales charge)	-13.52%	-35.78%	-30.37%	-14.88%
MSCI AC Asia Free ex Japan	-8.33%	-31.70%	-45.72%	-33.57%
Pacific Region ex Japan Funds Average	-7.02%	-28.36%	-32.87%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on March 25, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International AC (All Country) Asia Free ex Japan Index - a market capitalization-weighted index of over 300 stocks traded in 12 Asian markets, excluding Japan. To measure how Class B's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 76 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL B	-32.40%	-6.63%	-2.24%
Fidelity Adv Emerging Asia - CL B (incl. contingent deferred sales charge)	-35.78%	-6.98%	-2.24%
MSCI AC Asia Free ex Japan	-31.70%	-11.50%	-5.60%
Pacific Region ex Japan Funds Average	-28.36%	-8.31%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Asia Fund - Class B on March 25, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2001, the value of the investment, would have been $8,512 - a 14.88% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC Asia Free ex Japan Index did over the same period. With dividends reinvested, the same $10,000 would have been $6,643 - a 33.57% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Asia Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on June 16, 1999. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after June 16, 1999. Returns between March 25, 1994 and June 16, 1999 are those of Fidelity Advisor Emerging Asia, Inc., the Closed-End Fund. On June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class C shares' total expenses, including its 1.00% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class C's returns, prior to June 16, 1999 may have been lower. Class C shares' contingent deferred sales charges included in the past six months, past one year, past 5 year and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL C	-8.96%	-32.33%	-28.97%	-14.81%
Fidelity Adv Emerging Asia - CL C (incl. contingent deferred sales charge)	-9.87%	-33.01%	-28.97%	-14.81%
MSCI AC Asia Free ex Japan	-8.33%	-31.70%	-45.72%	-33.57%
Pacific Region ex Japan Funds Average	-7.02%	-28.36%	-32.87%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on March 25, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International AC (All Country) Asia Free ex Japan Index - a market capitalization-weighted index of over 300 stocks traded in 12 Asian markets, excluding Japan. To measure how Class C's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 76 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL C	-32.33%	-6.61%	-2.23%
Fidelity Adv Emerging Asia - CL C (incl. contingent deferred sales charge)	-33.01%	-6.61%	-2.23%
MSCI AC Asia Free ex Japan	-31.70%	-11.50%	-5.60%
Pacific Region ex Japan Funds Average	-28.36%	-8.31%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Asia Fund - Class C on March 25, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2001, the value of the investment, would have been $8,519 - a 14.81% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC Asia Free ex Japan Index did over the same period. With dividends reinvested, the same $10,000 would have been $6,643 - a 33.57% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. economic data and market movement played a large role in the stock market performance of emerging Asian nations - including Hong Kong, South Korea, India, Taiwan, Singapore and Malaysia, among others - during the six months ending April 30, 2001. In that time, the Morgan Stanley Capital International SM (MSCI ®) All Country Asia Free ex Japan Index - an index of over 300 stocks traded in 12 emerging Asian markets, excluding Japan - fell 8.33%. Many of these countries, such as Taiwan, Korea and Singapore - significant exporters of electronics and semiconductors - were hurt by slower product sales as U.S. information technology spending slackened for most of the period. Others, such as India and the Philippines, fell prey to political uncertainties. But good news from the U.S. late in the period boosted many emerging Asian markets. In April, the U.S. Federal Reserve Board made its fourth interest-rate cut of 2001, and the subsequent rally in American stock markets stirred positive momentum around the world. Hong Kong's Hang Seng Index, for instance, which declined 9.20% for the six-month period, gained 5.12% in April. Taiwan was one of the better overall performers, rebounding in the first quarter of 2001 after the severe sell-off in the last quarter of 2000. Investors felt that the nation's electronics companies would benefit from the growing outsourcing trend by foreign companies.

(Portfolio Manager photograph)
An interview with Yosawadee Polcharoen, Portfolio Manager of Fidelity Advisor Emerging Asia Fund

Q. How did the fund perform, Yosawadee?

A. For the six-month period ending April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -8.62%, -8.82%, -8.97% and -8.96%, respectively. This compares to a total return of -8.33% for the Morgan Stanley Capital International (MSCI) All Country Asia Free ex Japan Index. Meanwhile, the Pacific Region ex Japan funds average tracked by Lipper Inc. returned -7.02%. For the 12-month period that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -31.82%, -32.10%, -32.40% and -32.33%, respectively, compared to a return of -31.70% for the MSCI All Country Asia Free ex Japan Index and -28.36% for the Pacific Region ex Japan funds average.

Fund Talk: The Manager's Overview - continued

Q. Why did the fund underperform its MSCI benchmark?

Semiannual Report

A. The fund's underperformance against its benchmark was primarily due to the portfolio's overweighted positions in telecommunications stocks. China Mobile and Hutchinson Whampoa were down by 24% and 18%, respectively, during the six-month period, due to the decline of telecommunications stocks globally amid increasing competition and regulatory fears.

Q. Why did the fund underperform its peers?

A. The fund's overweighted position in Hong Kong property stocks versus its peers was a negative for performance. Share prices in property stocks already had advanced strongly by late 2000 on expectations of easing interest rates. When these cuts actually came it seemed that they already had been discounted in the market, and profit taking ensued.

Q. What specific sectors helped performance?

A. Our selective overweighted positions in the Taiwanese and Korean technology sectors helped performance. This sector had experienced aggressive selling pressure in the fourth quarter of 2000 due to the global telecommunications, media and technology (TMT) correction. Many of these stocks enticed investor interest as they were at or near previous trough valuations - meaning prices were at historical lows. Taiwanese stocks gained from renewed foreign investment; in Korea, government stabilization measures positively influenced the market. One beneficiary in Korea was Samsung Electronics, which rose more than 20% during the six-month period. Hyundai Motor was another Korean stock that helped the fund's performance.

Q. What were the major disappointments for the fund during the period?

A. In the Hong Kong banking sector, lower-than-expected earnings from some of the major banks triggered heavy selling, and investors remained on the sidelines for the remainder of the period. Although they took some hits this quarter, Hong Kong and Singapore banks already have seen bad debt cycles, and I feel they are less risky investments and will be helped by further interest-rate cuts. I intend to continue to select quality banks - such as Hong Kong's DAO Heng Bank - that have solid managements as well as low ratios of non-performing loans. In addition, the global sell-off of the telecom sector was negative for fund performance. Aside from China Mobile, SK Telecom and Singapore Telecommunications were notable detractors.

Q. What changes have you made to the fund during the past six months?

A. I increased the fund's exposure to Taiwanese technology stocks, as they appeared attractively valued, close to their trough valuation levels and ready to rebound. I also reduced the fund's exposure to the volatile telecommunications sector because I was concerned about increasing competition in the industry, renewed regulatory concerns, weak earnings and high valuations.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook for the coming months, Yosawadee?

A. Over the short term, market movement seems likely to remain vulnerable to the fluctuations in U.S. share prices and to any further signs of a U.S. economic slowdown. Economic activity in the Pacific Region has shown signs of slowing, as exports, particularly of electronics products, are being affected. Domestic demand in Asia remains soft due to deflation and the negative wealth effect caused by depressed stock markets. Against this background, corporate earnings are likely to be under pressure. Despite the risk of corporate earnings being revised downward, the weak performance of Southeast Asian equity markets means that valuations are low. As such, in my opinion, the region offers attractive long-term investment opportunities. In this environment, stock picking will remain a key to performance in Asia. Additional easing from the U.S. Federal Reserve Board and any subsequent rate cuts in Asia should continue to be positive factors for the regional markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to achieve long-term capital appreciation through investments in equity and debt securities of Asian emerging market issuers

Start date: March 25, 1994 (closed-end fund)

Size: as of April 30, 2001, more than $34 million

Manager: Yosawadee Polcharoen, since 1999; joined Fidelity in 1992

3

Yosawadee Polcharoen on the rebound of the Taiwanese semiconductor markets.

"I believe that the technology industry has been undergoing a period of adjustment. After the race in 1999 to update their systems, most companies throughout 2000 seemed to have put their information technology spending on hold. Naturally, this negatively affected the demand for technology products, and we saw a major correction in the global telecommunications, media and technology sectors over most of the past year.

"However, this correction has enhanced valuations of selected stocks in the sector, and I believe that they offer good long-term investment opportunities for the fund. The global integrated design manufacturers should continue to increase their reliance on Taiwan's semiconductor foundries, which command leading global positions. Despite the cyclical nature of this business, they have created substantial economic value-added throughout the business cycle.

"Looking ahead, I expect the quality companies in this sector to create shareholder value over the long term. Despite these stocks' cyclical nature, the correction provided opportunities for accumulating quality technology stocks for long-term investment."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Hutchison Whampoa Ltd.	6.5	8.0
Samsung Electronics Co. Ltd.	4.5	3.9
China Mobile (Hong Kong) Ltd.	4.3	6.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2	3.6
Sun Hung Kai Properties Ltd.	3.6	2.6
Cheung Kong Holdings Ltd.	3.4	3.8
SK Telecom Co. Ltd.	2.4	4.2
United Microelectronics Corp.	2.1	2.4
Li & Fung Ltd.	2.1	2.2
DAO Heng Bank Group Ltd.	2.0	0.5
	35.1
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.5	33.1
Information Technology	24.5	20.3
Telecommunication Services	11.3	16.4
Consumer Discretionary	7.3	6.6
Utilities	5.7	5.0
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 98.9%	Stocks 93.1%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 6.9%

Effective with this report, industry classifications follow the MSCI/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
China - 0.9%
Huaneng Power International, Inc. (H Shares)	216,000	$ 126,707
PetroChina Co. Ltd. (H Shares)	832,000	178,154
TOTAL CHINA		304,861
Hong Kong - 32.2%
Cheung Kong Holdings Ltd.	103,000	1,148,979
China Mobile (Hong Kong) Ltd. (a)	290,000	1,468,560
CLP Holdings Ltd.	88,200	369,804
CNOOC Ltd.	210,000	203,293
Dah Sing Financial Holdings Ltd.	37,600	204,895
Dairy Farm International Holdings Ltd.	208,600	108,472
DAO Heng Bank Group Ltd.	94,000	699,055
Esprit Holdings Ltd.	78,000	88,510
Hang Seng Bank Ltd.	51,000	601,608
Hong Kong & China Gas Co. Ltd.	312,400	372,520
Hong Kong Exchanges & Clearing Ltd.	84,000	150,248
Hong Kong Land Holdings Ltd.	61,100	122,811
Hutchison Whampoa Ltd.	204,000	2,203,718
Hysan Development Ltd.	203,000	278,506
Johnson Electric Holdings Ltd.	138,500	260,161
Legend Holdings Ltd.	236,000	187,611
Li & Fung Ltd.	374,000	709,723
MTR Corp. Ltd.	99,000	170,731
Pacific Century Cyberworks Ltd. (a)	500,320	173,208
Sun Hung Kai Properties Ltd.	131,000	1,217,769
Television Broadcasts Ltd.	47,000	237,438
TOTAL HONG KONG		10,977,620
India - 11.4%
Cipla Ltd.	10,150	248,430
Dr. Reddy's Laboratories Ltd.	6,920	165,687
HCL Technologies Ltd.	7,909	63,682
Hero Honda Motors Ltd.	16,500	49,282
Hindalco Industries Ltd.	7,010	121,163
Hindustan Lever Ltd. (a)	119,980	539,833
Housing Development Finance Corp. Ltd.	13,860	170,513
Hughes Software Systems Ltd.	6,679	106,780
ICICI Bank Ltd. sponsored ADR (a)	26,706	177,328
Infosys Technologies Ltd.	6,350	505,370
ITC Ltd.	16,550	295,791
Larsen & Toubro Ltd.	34,590	162,390
Ranbaxy Laboratories Ltd.	19,690	210,562
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
Reliance Industries Ltd.	64,240	$ 470,417
State Bank of India	29,985	134,433
Sterlite Optical Technologies Ltd. (a)	5,620	37,069
Sun Pharmaceutical Industries Ltd.	8,270	97,248
Videsh Sanchar Nigam Ltd.	8,670	58,667
Wipro Ltd. (a)	3,410	104,571
Zee Telefilms Ltd. (a)	77,530	163,948
TOTAL INDIA		3,883,164
Indonesia - 0.7%
Astra International PT (a)	231,500	27,940
Gudang Garam PT Perusahaan	46,500	45,899
PT Indofood Sukses Makmur (a)	1,147,000	74,160
PT Telkomunikasi Indonesia	111,500	23,069
Sampoerna, Hanjaya Mandala	52,000	55,810
TOTAL INDONESIA		226,878
Korea (South) - 14.9%
H&CB	14,115	268,474
Hynix Semiconductor, Inc. (a)	49,180	126,404
Hyundai Motor Co. Ltd.	20,780	325,032
Kookmin Bank	22,670	268,528
Kookmin Credit Card Co. Ltd.	10,890	287,754
Korea Electric Power Corp.	34,540	596,647
Korea Telecom	6,020	288,932
Pohang Iron & Steel Co. Ltd.	3,130	232,908
Samsung Electronics Co. Ltd.	8,797	1,529,622
Shinhan Bank	20,290	180,253
Shinsegae Co. Ltd.	2,300	138,838
SK Telecom Co. Ltd.	4,850	834,111
TOTAL KOREA (SOUTH)		5,077,503
Malaysia - 4.9%
British American Tobacco BHD (Malaysia)	16,600	151,803
Commerce Asset Holding BHD	85,000	115,197
DiGi.com BHD (a)	204,000	284,526
Malakoff BHD	51,000	122,803
Malayan Banking BHD	97,800	252,221
Public Bank BHD (For. Reg.)	197,600	136,240
Star Publications (Malaysia) BHD	47,000	108,224
Tanjong PLC	53,000	86,474
Common Stocks - continued
	Shares	Value (Note 1)
Malaysia - continued
Telekom Malaysia BHD	70,000	$ 165,789
Tenaga Nasional BHD	97,000	247,605
TOTAL MALAYSIA		1,670,882
Philippines - 0.9%
ABS CBN Broadcasting Corp. unit	82,400	57,712
Bank of the Phillipene Island (BPI)	48,750	71,607
Manila Electric Co. Class B	58,044	59,851
Philippine Long Distance Telephone	10,000	134,241
TOTAL PHILIPPINES		323,411
Singapore - 11.2%
Chartered Semiconductor Manufacturing Ltd. (a)	57,000	175,240
City Developments Ltd.	35,000	122,976
Datacraft Asia Ltd.	68,800	350,880
DBS Group Holdings Ltd.	76,463	667,451
Keppel Capital Holdings Ltd.	112,000	167,862
Keppel Land Ltd.	97,000	92,660
Oversea-Chinese Banking Corp. Ltd.	88,604	535,078
Singapore Airlines Ltd.	41,000	326,379
Singapore Press Holdings Ltd.	27,298	313,219
Singapore Technologies Engineering Ltd.	183,000	274,274
Singapore Telecommunications Ltd.	199,000	198,836
SMRT Corp. Ltd.	245,500	117,932
United Overseas Bank Ltd.	69,470	461,481
TOTAL SINGAPORE		3,804,268
Taiwan - 18.6%
Advanced Semiconductor Engineering, Inc.	212,195	165,162
Asustek Computer, Inc.	65,413	297,332
Bank Sinopac	479,212	214,181
Cathay Life Insurance Co. Ltd.	149,053	219,795
ChinaTrust Commercial Bank	277,000	202,128
Compal Electronics, Inc.	72,000	122,590
Compeq Manufacturing Co. Ltd.	47,000	143,615
Delta Electronics, Inc.	95,000	288,842
Formosa Chemicals & Fibre Corp.	112,000	87,175
Hon Hai Precision Industries Co. Ltd.	84,000	492,916
Macronix International Co. Ltd.	194,580	298,762
Siliconware Precision Industries Co. Ltd.	545,296	424,432
Sunplus Technology Co. Ltd.	37,000	182,244
Taishin International Bank	257,892	116,047
Taiwan Cellular Corp.	40,000	63,241
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	522,054	$ 1,444,418
United Microelectronics Corp.	447,400	714,153
Via Technologies, Inc.	17,000	160,231
Winbond Electronics Corp.	451,000	529,298
Yageo Corp.	144,000	190,891
TOTAL TAIWAN		6,357,453
Thailand - 1.8%
Advanced Info Service PCL (For. Reg.)	12,000	121,446
Bangkok Bank Ltd. PCL (For. Reg.) (a)	88,700	98,124
BEC World PCL (For. Reg.)	21,700	109,332
PTT Exploration & Production PC L (For. Reg.)	61,400	141,227
Siam Cement PCL (For. Reg.) (a)	6,100	52,381
TelecomAsia Corp. PCL (a)	100	43
TelecomAsia Corp. PCL rights 4/30/08	190,863	19,364
Thai Farmers Bank PCL (For. Reg.) (a)	123,000	62,645
TOTAL THAILAND		604,562
United Kingdom - 1.4%
HSBC Holdings PLC (Hong Kong) (Reg.)	37,376	488,430
TOTAL COMMON STOCKS (Cost $31,401,835)		33,719,032
Cash Equivalents - 1.2%

Fidelity Cash Central Fund, 4.70% (b) (Cost $412,396)	412,396	412,396
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $31,814,231)		34,131,428
NET OTHER ASSETS - (0.1)%		(22,841)
NET ASSETS - 100%		$ 34,108,587
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $32,140,171. Net unrealized appreciation aggregated $1,991,257, of which $7,172,939 related to appreciated investment securities and $5,181,682 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $3,098,000 all of which will expire on October 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $31,814,231) - See accompanying schedule		$ 34,131,428
Foreign currency held at value (cost $231,091)		231,157
Receivable for fund shares sold		93,753
Dividends receivable		67,776
Interest receivable		2,580
Receivable from investment adviser for expense reductions		2,841
Total assets		34,529,535
Liabilities
Payable to custodian bank	$ 82,435
Payable for investments purchased	165,855
Payable for fund shares redeemed	46,698
Distribution fees payable	10,414
Other payables and accrued expenses	115,546
Total liabilities		420,948
Net Assets		$ 34,108,587
Net Assets consist of:
Paid in capital		$ 38,323,952
Accumulated net investment (loss)		(162,725)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,318,973)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,266,333
Net Assets		$ 34,108,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,207,655 ÷ 2,156,027 shares)	$11.23
Maximum offering price per share (100/94.25 of $11.23)	$11.92
Class T: Net Asset Value and redemption price per share ($3,801,568 ÷ 340,191 shares)	$11.17
Maximum offering price per share (100/96.50 of $11.17)	$11.58
Class B: Net Asset Value and offering price per share ($3,106,839 ÷ 280,877 shares) A	$11.06
Class C: Net Asset Value and offering price per share ($1,702,480 ÷ 153,776 shares) A	$11.07
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,290,045 ÷ 114,262 shares)	$11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 286,815
Interest		39,654
Security lending		156
		326,625
Less foreign taxes withheld		(32,412)
Total income		294,213
Expenses
Management fee	$ 142,643
Transfer agent fees	73,550
Distribution fees	74,013
Accounting and security lending fees	30,236
Non-interested trustees' compensation	74
Custodian fees and expenses	61,821
Registration fees	63,178
Audit	34,112
Legal	3,370
Reports to shareholders	13,389
Miscellaneous	2,276
Total expenses before reductions	498,662
Expense reductions	(98,865)	399,797
Net investment income (loss)		(105,584)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,553,880)
Foreign currency transactions	(20,097)	(2,573,977)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(491,054)
Assets and liabilities in foreign currencies	754	(490,300)
Net gain (loss)		(3,064,277)
Net increase (decrease) in net assets resulting from operations		$ (3,169,861)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (105,584)	$ (524,562)
Net realized gain (loss)	(2,573,977)	5,586,018
Change in net unrealized appreciation (depreciation)	(490,300)	(14,992,687)
Net increase (decrease) in net assets resulting from operations	(3,169,861)	(9,931,231)
Share transactions - net increase (decrease)	(5,583,125)	(32,866,520)
Total increase (decrease) in net assets	(8,752,986)	(42,797,751)
Net Assets
Beginning of period	42,861,573	85,659,324
End of period (including accumulated net investment loss of $162,725 and $57,141, respectively)	$ 34,108,587	$ 42,861,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 I	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 15.01	$ 9.61	$ 11.59	$ 15.94	$ 13.94
Income from Investment Operations
Net investment income (loss) D	(.03)	(.12)	(.03)	.03	.01	.01
Net realized and unrealized gain (loss)	(1.03)	(2.60)	5.30	(1.73)	(3.94)	2.05
Total from investment operations	(1.06)	(2.72)	5.27	(1.70)	(3.93)	2.06
Less Distributions
From net investment income	-	-	-	(.07)	(.01)	(.01)
In excess of net investment income	-	-	-	(.03)	-	(.05)
From net realized gain	-	-	-	(.13)	(.41)	-
In excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	-	-	(.29)	(.42)	(.06)
Redemption fees added to paid in capital	-	-	.13	.01 H	- G	-
Net asset value, end of period	$ 11.23	$ 12.29	$ 15.01	$ 9.61	$ 11.59	$ 15.94
Total Return B, C	(8.62)%	(18.12)%	56.19%	(14.43)%	(25.23)%	14.81%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 24,208	$ 31,386	$ 82,492	$ 65,751	$ 88,102	$ 134,614
Ratio of expenses to average net assets	2.00% A, E	1.98%	2.04% E	2.57%	1.72%	1.63%
Ratio of expenses to average net assets after expense reductions	1.96% A, F	1.96% F	2.03% F	2.54% F	1.71% F	1.63%
Ratio of net investment income (loss) to average net assets	(.42)% A	(.69)%	(.22)%	.30%	.03%	.09%
Portfolio turnover rate	75% A	96%	62%	42%	55%	63%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The fund incurred expenses of $.01 per share in connection with its tender offer which were offset by redemption fees collected as part of the tender offer.

H The fund incurred expenses of $.005 per share in connection with its tender offer which were offset by redemption fees collected as part of the tender offer.

I Prior to June 16, 1999, the fund operated as a closed-end management company. Shares of the fund existing at the time of its conversion to an open-ended management investment company were exchanged for Class A shares.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 15.01	$ 14.44
Income from Investment Operations
Net investment income (loss) D	(.04)	(.14)	.13
Net realized and unrealized gain (loss)	(1.04)	(2.62)	.44
Total from investment operations	(1.08)	(2.76)	.57
Net asset value, end of period	$ 11.17	$ 12.25	$ 15.01
Total Return B, C	(8.82)%	(18.39)%	3.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,802	$ 4,165	$ 1,405
Ratio of expenses to average net assets	2.25% A, F	2.17%	2.25% A, F
Ratio of expenses to average net assets after expense reductions	2.21% A, G	2.15% G	2.25% A
Ratio of net investment income (loss) to average net assets	(.67)% A	(.88)%	2.34% A
Portfolio turnover rate	75% A	96%	62%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period June 16, 1999 (commencement of sale of Class T shares) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 14.98	$ 14.44
Income from Investment Operations
Net investment income (loss) D	(.07)	(.24)	.08
Net realized and unrealized gain (loss)	(1.02)	(2.59)	.46
Total from investment operations	(1.09)	(2.83)	.54
Net asset value, end of period	$ 11.06	$ 12.15	$ 14.98
Total Return B, C	(8.97)%	(18.89)%	3.74%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,107	$ 3,664	$ 977
Ratio of expenses to average net assets	2.75% A, F	2.77%	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.71% A, G	2.75% G	2.75% A
Ratio of net investment income (loss) to average net assets	(1.17)% A	(1.48)%	1.38% A
Portfolio turnover rate	75% A	96%	62%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period June 16, 1999 (commencement of sale of Class B shares) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 14.97	$ 14.44
Income from Investment Operations
Net investment income (loss) D	(.07)	(.23)	.04
Net realized and unrealized gain (loss)	(1.02)	(2.58)	.49
Total from investment operations	(1.09)	(2.81)	.53
Net asset value, end of period	$ 11.07	$ 12.16	$ 14.97
Total Return B, C	(8.96)%	(18.77)%	3.67%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,702	$ 2,124	$ 614
Ratio of expenses to average net assets	2.75% A, F	2.68%	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.71% A, G	2.66% G	2.75% A
Ratio of net investment income (loss) to average net assets	(1.17)% A	(1.40)%	.75% A
Portfolio turnover rate	75% A	96%	62%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period June 16, 1999 (commencement of sale of Class C shares) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 15.03	$ 14.44
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03)	.05
Net realized and unrealized gain (loss)	(1.04)	(2.66)	.54
Total from investment operations	(1.05)	(2.69)	.59
Net asset value, end of period	$ 11.29	$ 12.34	$ 15.03
Total Return B, C	(8.51)%	(17.90)%	4.09%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,290	$ 1,523	$ 172
Ratio of expenses to average net assets	1.75% A, F	1.45%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.71% A, G	1.42% G	1.75% A
Ratio of net investment (loss) income to average net assets	(.17)% A	(.16)%	.90% A
Portfolio turnover rate	75% A	96%	62%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period June 16, 1999 (commencement of sale of Institutional Class shares) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,744,970 and $16,821,341, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the funds. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plans - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 34,695	$ 5,034
Class T	10,671	134
Class B	17,250	12,989
Class C	11,397	6,992
	$ 74,013	$ 25,149

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 2,844	$ 1,368
Class T	4,820	1,167
Class B	8,501	8,501*
Class C	6,839	6,839*
	$ 23,004	$ 17,875

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 40,145	.30 *
Class T	17,144	.82 *
Class B	10,072	.60 *
Class C	4,782	.43 *
Institutional Class	1,407	.20 *
	$ 73,550

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	2.00%	$ 52,402
Class T	2.25%	19,162
Class B	2.75%	11,909
Class C	2.75%	5,998
Institutional Class	1.75%	2,010
		$ 91,481

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $7,291 under this arrangement.

In addition, through an arrangement with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class A	$ 93

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 6% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	865,391	1,912,449	$ 10,180,243	$ 29,597,357
Shares redeemed	(1,263,488)	(4,852,685)	(15,225,526)	(78,076,464)
Net increase (decrease)	(398,097)	(2,940,236)	$ (5,045,283)	$ (48,479,107)
Class T Shares sold	191,532	1,038,267	$ 2,294,442	$ 17,970,116
Shares redeemed	(191,426)	(791,822)	(2,294,387)	(12,268,997)
Net increase (decrease)	106	246,445	$ 55	$ 5,701,119
Class B Shares sold	78,140	386,873	$ 922,808	$ 6,798,112
Shares redeemed	(98,723)	(150,617)	(1,170,548)	(2,546,582)
Net increase (decrease)	(20,583)	236,256	$ (247,740)	$ 4,251,530
Class C Shares sold	471,581	203,787	$ 5,786,843	$ 3,606,641
Shares redeemed	(492,480)	(70,124)	(5,954,756)	(1,157,683)
Net increase (decrease)	(20,899)	133,663	$ (167,913)	$ 2,448,958
Institutional Class Shares sold	120,888	576,464	$ 1,423,028	$ 10,570,991
Shares redeemed	(129,976)	(464,547)	(1,545,272)	(7,360,011)
Net increase (decrease)	(9,088)	111,917	$ (122,244)	$ 3,210,980

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Board of Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	30,322,531.84	96.617
Against	324,673.96	1.035
Abstain	736,923.43	2.348
TOTAL	31,384,129.23	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	29,563,144.50	94.198
Against	794,623.96	2.532
Abstain	1,026,360.77	3.270
TOTAL	31,384,129.23	100.000
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning real estate.
	# of Votes Cast	% of Votes Cast
Affirmative	18,405,895.75	91.664
Against	853,259.47	4.250
Abstain	820,551.16	4.086
TOTAL	20,079,706.38	100.000
Broker Non-Votes	11,304,422.85
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	18,266,406.23	90.969
Against	996,364.40	4.963
Abstain	816,935.75	4.068
TOTAL	20,079,706.38	100.000
Broker Non-Votes	11,304,422.85
PROPOSAL 20
To amend the fund's fundamental investment limitation concerning commodities.
	# of Votes Cast	% of Votes Cast
Affirmative	18,195,075.54	90.614
Against	1,065,370.25	5.306
Abstain	819,260.59	4.080
TOTAL	20,079,706.38	100.000
Broker Non-Votes	11,304,422.85
PROPOSAL 21
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	18,218,911.71	90.733
Against	1,008,307.81	5.021
Abstain	852,486.86	4.246
TOTAL	20,079,706.38	100.000
Broker Non-Votes	11,304,422.85

* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard Spillane, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

* Independent trustees

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corp.

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEA-SANN-0601 134803
1.703637.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Asia

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Emerging Asia Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on June 16, 1999. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns between March 25, 1994 and June 16, 1999 are those of Fidelity Advisor Emerging Asia Fund, Inc., the Closed-End Fund. On June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to Fidelity ® Advisor Emerging Asia Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End fund. If the effect of Institutional Class expenses was reflected, returns may be lower than shown because Institutional Class shares of the fund may have higher total expenses than the Closed-End Fund. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - Inst CL	-8.51%	-31.62%	-27.55%	-13.11%
MSCI® AC Asia Free ex Japan	-8.33%	-31.70%	-45.72%	-33.57%
Pacific Region ex Japan Funds Average	-7.02%	-28.36%	-32.87%	n/a*

Cumulative total returns show Institutional Class performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on March 25, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International ® AC (All Country) Asia Free ex Japan Index - a market capitalization-weighted index of over 300 stocks traded in 12 Asian markets, excluding Japan. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 76 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - Inst CL	-31.62%	-6.24%	-1.96%
MSCI AC Asia Free ex Japan	-31.70%	-11.50%	-5.60%
Pacific Region ex Japan Funds Average	-28.36%	-8.31%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares' had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Asia Fund - Institutional Class on March 25, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2001, the value of the investment would have been $8,689 - a 13.11% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC Asia Free ex Japan Index did over the same period. With dividends reinvested, the same $10,000 would have been $6,643 - a 33.57% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. economic data and market movement played a large role in the stock market performance of emerging Asian nations - including Hong Kong, South Korea, India, Taiwan, Singapore and Malaysia, among others - during the six months ending April 30, 2001. In that time, the Morgan Stanley Capital International SM (MSCI ®) All Country Asia Free ex Japan Index - an index of over 300 stocks traded in 12 emerging Asian markets, excluding Japan - fell 8.33%. Many of these countries, such as Taiwan, Korea and Singapore - significant exporters of electronics and semiconductors - were hurt by slower product sales as U.S. information technology spending slackened for most of the period. Others, such as India and the Philippines, fell prey to political uncertainties. But good news from the U.S. late in the period boosted many emerging Asian markets. In April, the U.S. Federal Reserve Board made its fourth interest-rate cut of 2001, and the subsequent rally in American stock markets stirred positive momentum around the world. Hong Kong's Hang Seng Index, for instance, which declined 9.20% for the six-month period, gained 5.12% in April. Taiwan was one of the better overall performers, rebounding in the first quarter of 2001 after the severe sell-off in the last quarter of 2000. Investors felt that the nation's electronics companies would benefit from the growing outsourcing trend by foreign companies.

(Portfolio Manager photograph)
An interview with Yosawadee Polcharoen, Portfolio Manager of Fidelity Advisor Emerging Asia Fund

Q. How did the fund perform, Yosawadee?

A. For the six-month period ending April 30, 2001, the fund's Institutional Class shares returned -8.51%. This compares to a total return of -8.33% for the Morgan Stanley Capital International (MSCI) All Country Asia Free ex Japan Index. Meanwhile, the Pacific Region ex Japan funds average tracked by Lipper Inc. returned -7.02%. For the 12-month period that ended April 30, 2001, the fund's Institutional Class shares returned -31.62%, compared to a return of -31.70% for the MSCI All Country Asia Free ex Japan Index and -28.36% for the Pacific Region ex Japan funds average.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund underperform its MSCI benchmark?

A. The fund's underperformance against its benchmark was primarily due to the portfolio's overweighted positions in telecommunications stocks. China Mobile and Hutchinson Whampoa were down by 24% and 18%, respectively, during the six-month period, due to the decline of telecommunications stocks globally amid increasing competition and regulatory fears.

Q. Why did the fund underperform its peers?

A. The fund's overweighted position in Hong Kong property stocks versus its peers was a negative for performance. Share prices in property stocks already had advanced strongly by late 2000 on expectations of easing interest rates. When these cuts actually came it seemed that they already had been discounted in the market, and profit taking ensued.

Q. What specific sectors helped performance?

A. Our selective overweighted positions in the Taiwanese and Korean technology sectors helped performance. This sector had experienced aggressive selling pressure in the fourth quarter of 2000 due to the global telecommunications, media and technology (TMT) correction. Many of these stocks enticed investor interest as they were at or near previous trough valuations - meaning prices were at historical lows. Taiwanese stocks gained from renewed foreign investment; in Korea, government stabilization measures positively influenced the market. One beneficiary in Korea was Samsung Electronics, which rose more than 20% during the six-month period. Hyundai Motor was another Korean stock that helped the fund's performance.

Q. What were the major disappointments for the fund during the period?

A. In the Hong Kong banking sector, lower-than-expected earnings from some of the major banks triggered heavy selling, and investors remained on the sidelines for the remainder of the period. Although they took some hits this quarter, Hong Kong and Singapore banks already have seen bad debt cycles, and I feel they are less risky investments and will be helped by further interest-rate cuts. I intend to continue to select quality banks - such as Hong Kong's DAO Heng Bank - that have solid managements as well as low ratios of non-performing loans. In addition, the global sell-off of the telecom sector was negative for fund performance. Aside from China Mobile, SK Telecom and Singapore Telecommunications were notable detractors.

Q. What changes have you made to the fund during the past six months?

A. I increased the fund's exposure to Taiwanese technology stocks, as they appeared attractively valued, close to their trough valuation levels and ready to rebound. I also reduced the fund's exposure to the volatile telecommunications sector because I was concerned about increasing competition in the industry, renewed regulatory concerns, weak earnings and high valuations.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook for the coming months, Yosawadee?

A. Over the short term, market movement seems likely to remain vulnerable to the fluctuations in U.S. share prices and to any further signs of a U.S. economic slowdown. Economic activity in the Pacific Region has shown signs of slowing, as exports, particularly of electronics products, are being affected. Domestic demand in Asia remains soft due to deflation and the negative wealth effect caused by depressed stock markets. Against this background, corporate earnings are likely to be under pressure. Despite the risk of corporate earnings being revised downward, the weak performance of Southeast Asian equity markets means that valuations are low. As such, in my opinion, the region offers attractive long-term investment opportunities. In this environment, stock picking will remain a key to performance in Asia. Additional easing from the U.S. Federal Reserve Board and any subsequent rate cuts in Asia should continue to be positive factors for the regional markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to achieve long-term capital appreciation through investments in equity and debt securities of Asian emerging market issuers

Start date: March 25, 1994 (closed-end fund)

Size: as of April 30, 2001, more than $34 million

Manager: Yosawadee Polcharoen, since 1999; joined Fidelity in 1992

3

Yosawadee Polcharoen on the rebound of the Taiwanese semiconductor markets.

"I believe that the technology industry has been undergoing a period of adjustment. After the race in 1999 to update their systems, most companies throughout 2000 seemed to have put their information technology spending on hold. Naturally, this negatively affected the demand for technology products, and we saw a major correction in the global telecommunications, media and technology sectors over most of the past year.

"However, this correction has enhanced valuations of selected stocks in the sector, and I believe that they offer good long-term investment opportunities for the fund. The global integrated design manufacturers should continue to increase their reliance on Taiwan's semiconductor foundries, which command leading global positions. Despite the cyclical nature of this business, they have created substantial economic value-added throughout the business cycle.

"Looking ahead, I expect the quality companies in this sector to create shareholder value over the long term. Despite these stocks' cyclical nature, the correction provided opportunities for accumulating quality technology stocks for long-term investment."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Hutchison Whampoa Ltd.	6.5	8.0
Samsung Electronics Co. Ltd.	4.5	3.9
China Mobile (Hong Kong) Ltd.	4.3	6.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2	3.6
Sun Hung Kai Properties Ltd.	3.6	2.6
Cheung Kong Holdings Ltd.	3.4	3.8
SK Telecom Co. Ltd.	2.4	4.2
United Microelectronics Corp.	2.1	2.4
Li & Fung Ltd.	2.1	2.2
DAO Heng Bank Group Ltd.	2.0	0.5
	35.1
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.5	33.1
Information Technology	24.5	20.3
Telecommunication Services	11.3	16.4
Consumer Discretionary	7.3	6.6
Utilities	5.7	5.0
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 98.9%	Stocks 93.1%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 6.9%

Effective with this report, industry classifications follow the MSCI/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
China - 0.9%
Huaneng Power International, Inc. (H Shares)	216,000	$ 126,707
PetroChina Co. Ltd. (H Shares)	832,000	178,154
TOTAL CHINA		304,861
Hong Kong - 32.2%
Cheung Kong Holdings Ltd.	103,000	1,148,979
China Mobile (Hong Kong) Ltd. (a)	290,000	1,468,560
CLP Holdings Ltd.	88,200	369,804
CNOOC Ltd.	210,000	203,293
Dah Sing Financial Holdings Ltd.	37,600	204,895
Dairy Farm International Holdings Ltd.	208,600	108,472
DAO Heng Bank Group Ltd.	94,000	699,055
Esprit Holdings Ltd.	78,000	88,510
Hang Seng Bank Ltd.	51,000	601,608
Hong Kong & China Gas Co. Ltd.	312,400	372,520
Hong Kong Exchanges & Clearing Ltd.	84,000	150,248
Hong Kong Land Holdings Ltd.	61,100	122,811
Hutchison Whampoa Ltd.	204,000	2,203,718
Hysan Development Ltd.	203,000	278,506
Johnson Electric Holdings Ltd.	138,500	260,161
Legend Holdings Ltd.	236,000	187,611
Li & Fung Ltd.	374,000	709,723
MTR Corp. Ltd.	99,000	170,731
Pacific Century Cyberworks Ltd. (a)	500,320	173,208
Sun Hung Kai Properties Ltd.	131,000	1,217,769
Television Broadcasts Ltd.	47,000	237,438
TOTAL HONG KONG		10,977,620
India - 11.4%
Cipla Ltd.	10,150	248,430
Dr. Reddy's Laboratories Ltd.	6,920	165,687
HCL Technologies Ltd.	7,909	63,682
Hero Honda Motors Ltd.	16,500	49,282
Hindalco Industries Ltd.	7,010	121,163
Hindustan Lever Ltd. (a)	119,980	539,833
Housing Development Finance Corp. Ltd.	13,860	170,513
Hughes Software Systems Ltd.	6,679	106,780
ICICI Bank Ltd. sponsored ADR (a)	26,706	177,328
Infosys Technologies Ltd.	6,350	505,370
ITC Ltd.	16,550	295,791
Larsen & Toubro Ltd.	34,590	162,390
Ranbaxy Laboratories Ltd.	19,690	210,562
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
Reliance Industries Ltd.	64,240	$ 470,417
State Bank of India	29,985	134,433
Sterlite Optical Technologies Ltd. (a)	5,620	37,069
Sun Pharmaceutical Industries Ltd.	8,270	97,248
Videsh Sanchar Nigam Ltd.	8,670	58,667
Wipro Ltd. (a)	3,410	104,571
Zee Telefilms Ltd. (a)	77,530	163,948
TOTAL INDIA		3,883,164
Indonesia - 0.7%
Astra International PT (a)	231,500	27,940
Gudang Garam PT Perusahaan	46,500	45,899
PT Indofood Sukses Makmur (a)	1,147,000	74,160
PT Telkomunikasi Indonesia	111,500	23,069
Sampoerna, Hanjaya Mandala	52,000	55,810
TOTAL INDONESIA		226,878
Korea (South) - 14.9%
H&CB	14,115	268,474
Hynix Semiconductor, Inc. (a)	49,180	126,404
Hyundai Motor Co. Ltd.	20,780	325,032
Kookmin Bank	22,670	268,528
Kookmin Credit Card Co. Ltd.	10,890	287,754
Korea Electric Power Corp.	34,540	596,647
Korea Telecom	6,020	288,932
Pohang Iron & Steel Co. Ltd.	3,130	232,908
Samsung Electronics Co. Ltd.	8,797	1,529,622
Shinhan Bank	20,290	180,253
Shinsegae Co. Ltd.	2,300	138,838
SK Telecom Co. Ltd.	4,850	834,111
TOTAL KOREA (SOUTH)		5,077,503
Malaysia - 4.9%
British American Tobacco BHD (Malaysia)	16,600	151,803
Commerce Asset Holding BHD	85,000	115,197
DiGi.com BHD (a)	204,000	284,526
Malakoff BHD	51,000	122,803
Malayan Banking BHD	97,800	252,221
Public Bank BHD (For. Reg.)	197,600	136,240
Star Publications (Malaysia) BHD	47,000	108,224
Tanjong PLC	53,000	86,474
Common Stocks - continued
	Shares	Value (Note 1)
Malaysia - continued
Telekom Malaysia BHD	70,000	$ 165,789
Tenaga Nasional BHD	97,000	247,605
TOTAL MALAYSIA		1,670,882
Philippines - 0.9%
ABS CBN Broadcasting Corp. unit	82,400	57,712
Bank of the Phillipene Island (BPI)	48,750	71,607
Manila Electric Co. Class B	58,044	59,851
Philippine Long Distance Telephone	10,000	134,241
TOTAL PHILIPPINES		323,411
Singapore - 11.2%
Chartered Semiconductor Manufacturing Ltd. (a)	57,000	175,240
City Developments Ltd.	35,000	122,976
Datacraft Asia Ltd.	68,800	350,880
DBS Group Holdings Ltd.	76,463	667,451
Keppel Capital Holdings Ltd.	112,000	167,862
Keppel Land Ltd.	97,000	92,660
Oversea-Chinese Banking Corp. Ltd.	88,604	535,078
Singapore Airlines Ltd.	41,000	326,379
Singapore Press Holdings Ltd.	27,298	313,219
Singapore Technologies Engineering Ltd.	183,000	274,274
Singapore Telecommunications Ltd.	199,000	198,836
SMRT Corp. Ltd.	245,500	117,932
United Overseas Bank Ltd.	69,470	461,481
TOTAL SINGAPORE		3,804,268
Taiwan - 18.6%
Advanced Semiconductor Engineering, Inc.	212,195	165,162
Asustek Computer, Inc.	65,413	297,332
Bank Sinopac	479,212	214,181
Cathay Life Insurance Co. Ltd.	149,053	219,795
ChinaTrust Commercial Bank	277,000	202,128
Compal Electronics, Inc.	72,000	122,590
Compeq Manufacturing Co. Ltd.	47,000	143,615
Delta Electronics, Inc.	95,000	288,842
Formosa Chemicals & Fibre Corp.	112,000	87,175
Hon Hai Precision Industries Co. Ltd.	84,000	492,916
Macronix International Co. Ltd.	194,580	298,762
Siliconware Precision Industries Co. Ltd.	545,296	424,432
Sunplus Technology Co. Ltd.	37,000	182,244
Taishin International Bank	257,892	116,047
Taiwan Cellular Corp.	40,000	63,241
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	522,054	$ 1,444,418
United Microelectronics Corp.	447,400	714,153
Via Technologies, Inc.	17,000	160,231
Winbond Electronics Corp.	451,000	529,298
Yageo Corp.	144,000	190,891
TOTAL TAIWAN		6,357,453
Thailand - 1.8%
Advanced Info Service PCL (For. Reg.)	12,000	121,446
Bangkok Bank Ltd. PCL (For. Reg.) (a)	88,700	98,124
BEC World PCL (For. Reg.)	21,700	109,332
PTT Exploration & Production PC L (For. Reg.)	61,400	141,227
Siam Cement PCL (For. Reg.) (a)	6,100	52,381
TelecomAsia Corp. PCL (a)	100	43
TelecomAsia Corp. PCL rights 4/30/08	190,863	19,364
Thai Farmers Bank PCL (For. Reg.) (a)	123,000	62,645
TOTAL THAILAND		604,562
United Kingdom - 1.4%
HSBC Holdings PLC (Hong Kong) (Reg.)	37,376	488,430
TOTAL COMMON STOCKS (Cost $31,401,835)		33,719,032
Cash Equivalents - 1.2%

Fidelity Cash Central Fund, 4.70% (b) (Cost $412,396)	412,396	412,396
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $31,814,231)		34,131,428
NET OTHER ASSETS - (0.1)%		(22,841)
NET ASSETS - 100%		$ 34,108,587
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $32,140,171. Net unrealized appreciation aggregated $1,991,257, of which $7,172,939 related to appreciated investment securities and $5,181,682 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $3,098,000 all of which will expire on October 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $31,814,231) - See accompanying schedule		$ 34,131,428
Foreign currency held at value (cost $231,091)		231,157
Receivable for fund shares sold		93,753
Dividends receivable		67,776
Interest receivable		2,580
Receivable from investment adviser for expense reductions		2,841
Total assets		34,529,535
Liabilities
Payable to custodian bank	$ 82,435
Payable for investments purchased	165,855
Payable for fund shares redeemed	46,698
Distribution fees payable	10,414
Other payables and accrued expenses	115,546
Total liabilities		420,948
Net Assets		$ 34,108,587
Net Assets consist of:
Paid in capital		$ 38,323,952
Accumulated net investment (loss)		(162,725)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,318,973)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,266,333
Net Assets		$ 34,108,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,207,655 ÷ 2,156,027 shares)	$11.23
Maximum offering price per share (100/94.25 of $11.23)	$11.92
Class T: Net Asset Value and redemption price per share ($3,801,568 ÷ 340,191 shares)	$11.17
Maximum offering price per share (100/96.50 of $11.17)	$11.58
Class B: Net Asset Value and offering price per share ($3,106,839 ÷ 280,877 shares) A	$11.06
Class C: Net Asset Value and offering price per share ($1,702,480 ÷ 153,776 shares) A	$11.07
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,290,045 ÷ 114,262 shares)	$11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 286,815
Interest		39,654
Security lending		156
		326,625
Less foreign taxes withheld		(32,412)
Total income		294,213
Expenses
Management fee	$ 142,643
Transfer agent fees	73,550
Distribution fees	74,013
Accounting and security lending fees	30,236
Non-interested trustees' compensation	74
Custodian fees and expenses	61,821
Registration fees	63,178
Audit	34,112
Legal	3,370
Reports to shareholders	13,389
Miscellaneous	2,276
Total expenses before reductions	498,662
Expense reductions	(98,865)	399,797
Net investment income (loss)		(105,584)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,553,880)
Foreign currency transactions	(20,097)	(2,573,977)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(491,054)
Assets and liabilities in foreign currencies	754	(490,300)
Net gain (loss)		(3,064,277)
Net increase (decrease) in net assets resulting from operations		$ (3,169,861)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (105,584)	$ (524,562)
Net realized gain (loss)	(2,573,977)	5,586,018
Change in net unrealized appreciation (depreciation)	(490,300)	(14,992,687)
Net increase (decrease) in net assets resulting from operations	(3,169,861)	(9,931,231)
Share transactions - net increase (decrease)	(5,583,125)	(32,866,520)
Total increase (decrease) in net assets	(8,752,986)	(42,797,751)
Net Assets
Beginning of period	42,861,573	85,659,324
End of period (including accumulated net investment loss of $162,725 and $57,141, respectively)	$ 34,108,587	$ 42,861,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 I	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 15.01	$ 9.61	$ 11.59	$ 15.94	$ 13.94
Income from Investment Operations
Net investment income (loss) D	(.03)	(.12)	(.03)	.03	.01	.01
Net realized and unrealized gain (loss)	(1.03)	(2.60)	5.30	(1.73)	(3.94)	2.05
Total from investment operations	(1.06)	(2.72)	5.27	(1.70)	(3.93)	2.06
Less Distributions
From net investment income	-	-	-	(.07)	(.01)	(.01)
In excess of net investment income	-	-	-	(.03)	-	(.05)
From net realized gain	-	-	-	(.13)	(.41)	-
In excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	-	-	(.29)	(.42)	(.06)
Redemption fees added to paid in capital	-	-	.13	.01 H	- G	-
Net asset value, end of period	$ 11.23	$ 12.29	$ 15.01	$ 9.61	$ 11.59	$ 15.94
Total Return B, C	(8.62)%	(18.12)%	56.19%	(14.43)%	(25.23)%	14.81%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 24,208	$ 31,386	$ 82,492	$ 65,751	$ 88,102	$ 134,614
Ratio of expenses to average net assets	2.00% A, E	1.98%	2.04% E	2.57%	1.72%	1.63%
Ratio of expenses to average net assets after expense reductions	1.96% A, F	1.96% F	2.03% F	2.54% F	1.71% F	1.63%
Ratio of net investment income (loss) to average net assets	(.42)% A	(.69)%	(.22)%	.30%	.03%	.09%
Portfolio turnover rate	75% A	96%	62%	42%	55%	63%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The fund incurred expenses of $.01 per share in connection with its tender offer which were offset by redemption fees collected as part of the tender offer.

H The fund incurred expenses of $.005 per share in connection with its tender offer which were offset by redemption fees collected as part of the tender offer.

I Prior to June 16, 1999, the fund operated as a closed-end management company. Shares of the fund existing at the time of its conversion to an open-ended management investment company were exchanged for Class A shares.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 15.01	$ 14.44
Income from Investment Operations
Net investment income (loss) D	(.04)	(.14)	.13
Net realized and unrealized gain (loss)	(1.04)	(2.62)	.44
Total from investment operations	(1.08)	(2.76)	.57
Net asset value, end of period	$ 11.17	$ 12.25	$ 15.01
Total Return B, C	(8.82)%	(18.39)%	3.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,802	$ 4,165	$ 1,405
Ratio of expenses to average net assets	2.25% A, F	2.17%	2.25% A, F
Ratio of expenses to average net assets after expense reductions	2.21% A, G	2.15% G	2.25% A
Ratio of net investment income (loss) to average net assets	(.67)% A	(.88)%	2.34% A
Portfolio turnover rate	75% A	96%	62%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period June 16, 1999 (commencement of sale of Class T shares) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 14.98	$ 14.44
Income from Investment Operations
Net investment income (loss) D	(.07)	(.24)	.08
Net realized and unrealized gain (loss)	(1.02)	(2.59)	.46
Total from investment operations	(1.09)	(2.83)	.54
Net asset value, end of period	$ 11.06	$ 12.15	$ 14.98
Total Return B, C	(8.97)%	(18.89)%	3.74%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,107	$ 3,664	$ 977
Ratio of expenses to average net assets	2.75% A, F	2.77%	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.71% A, G	2.75% G	2.75% A
Ratio of net investment income (loss) to average net assets	(1.17)% A	(1.48)%	1.38% A
Portfolio turnover rate	75% A	96%	62%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period June 16, 1999 (commencement of sale of Class B shares) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 14.97	$ 14.44
Income from Investment Operations
Net investment income (loss) D	(.07)	(.23)	.04
Net realized and unrealized gain (loss)	(1.02)	(2.58)	.49
Total from investment operations	(1.09)	(2.81)	.53
Net asset value, end of period	$ 11.07	$ 12.16	$ 14.97
Total Return B, C	(8.96)%	(18.77)%	3.67%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,702	$ 2,124	$ 614
Ratio of expenses to average net assets	2.75% A, F	2.68%	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.71% A, G	2.66% G	2.75% A
Ratio of net investment income (loss) to average net assets	(1.17)% A	(1.40)%	.75% A
Portfolio turnover rate	75% A	96%	62%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period June 16, 1999 (commencement of sale of Class C shares) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 15.03	$ 14.44
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03)	.05
Net realized and unrealized gain (loss)	(1.04)	(2.66)	.54
Total from investment operations	(1.05)	(2.69)	.59
Net asset value, end of period	$ 11.29	$ 12.34	$ 15.03
Total Return B, C	(8.51)%	(17.90)%	4.09%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,290	$ 1,523	$ 172
Ratio of expenses to average net assets	1.75% A, F	1.45%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.71% A, G	1.42% G	1.75% A
Ratio of net investment (loss) income to average net assets	(.17)% A	(.16)%	.90% A
Portfolio turnover rate	75% A	96%	62%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period June 16, 1999 (commencement of sale of Institutional Class shares) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,744,970 and $16,821,341, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the funds. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plans - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 34,695	$ 5,034
Class T	10,671	134
Class B	17,250	12,989
Class C	11,397	6,992
	$ 74,013	$ 25,149

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 2,844	$ 1,368
Class T	4,820	1,167
Class B	8,501	8,501*
Class C	6,839	6,839*
	$ 23,004	$ 17,875

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 40,145	.30 *
Class T	17,144	.82 *
Class B	10,072	.60 *
Class C	4,782	.43 *
Institutional Class	1,407	.20 *
	$ 73,550

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	2.00%	$ 52,402
Class T	2.25%	19,162
Class B	2.75%	11,909
Class C	2.75%	5,998
Institutional Class	1.75%	2,010
		$ 91,481

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $7,291 under this arrangement.

In addition, through an arrangement with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class A	$ 93

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 6% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000

Class A Shares sold	865,391	1,912,449	$ 10,180,243	$ 29,597,357
Shares redeemed	(1,263,488)	(4,852,685)	(15,225,526)	(78,076,464)
Net increase (decrease)	(398,097)	(2,940,236)	$ (5,045,283)	$ (48,479,107)
Class T Shares sold	191,532	1,038,267	$ 2,294,442	$ 17,970,116
Shares redeemed	(191,426)	(791,822)	(2,294,387)	(12,268,997)
Net increase (decrease)	106	246,445	$ 55	$ 5,701,119
Class B Shares sold	78,140	386,873	$ 922,808	$ 6,798,112
Shares redeemed	(98,723)	(150,617)	(1,170,548)	(2,546,582)
Net increase (decrease)	(20,583)	236,256	$ (247,740)	$ 4,251,530
Class C Shares sold	471,581	203,787	$ 5,786,843	$ 3,606,641
Shares redeemed	(492,480)	(70,124)	(5,954,756)	(1,157,683)
Net increase (decrease)	(20,899)	133,663	$ (167,913)	$ 2,448,958
Institutional Class Shares sold	120,888	576,464	$ 1,423,028	$ 10,570,991
Shares redeemed	(129,976)	(464,547)	(1,545,272)	(7,360,011)
Net increase (decrease)	(9,088)	111,917	$ (122,244)	$ 3,210,980

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Board of Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	30,322,531.84	96.617
Against	324,673.96	1.035
Abstain	736,923.43	2.348
TOTAL	31,384,129.23	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	29,563,144.50	94.198
Against	794,623.96	2.532
Abstain	1,026,360.77	3.270
TOTAL	31,384,129.23	100.000
PROPOSAL 18
To amend the fund's fundamental investment limitation concerning real estate.
	# of Votes Cast	% of Votes Cast
Affirmative	18,405,895.75	91.664
Against	853,259.47	4.250
Abstain	820,551.16	4.086
TOTAL	20,079,706.38	100.000
Broker Non-Votes	11,304,422.85
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	18,266,406.23	90.969
Against	996,364.40	4.963
Abstain	816,935.75	4.068
TOTAL	20,079,706.38	100.000
Broker Non-Votes	11,304,422.85
PROPOSAL 20
To amend the fund's fundamental investment limitation concerning commodities.
	# of Votes Cast	% of Votes Cast
Affirmative	18,195,075.54	90.614
Against	1,065,370.25	5.306
Abstain	819,260.59	4.080
TOTAL	20,079,706.38	100.000
Broker Non-Votes	11,304,422.85
PROPOSAL 21
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	18,218,911.71	90.733
Against	1,008,307.81	5.021
Abstain	852,486.86	4.246
TOTAL	20,079,706.38	100.000
Broker Non-Votes	11,304,422.85

* Denotes trust-wide proposals and voting results.

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard Spillane, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corp.

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
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Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
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Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AEAI-SANN-0601 134808
1.741954.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Global Equity

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Global Equity Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity ® Adv Global Equity - CL A	-10.30%	-13.06%	15.57%
Fidelity Adv Global Equity - CL A (incl. 5.75% sales charge)	-15.46%	-18.06%	8.93%
MSCI World	-10.70%	-16.01%	5.65%
Global Funds Average	-11.22%	-15.28%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International World Index (MSCI World) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of April 30, 2001, the index included over 1,300 equity securities of companies domiciled in 22 countries. To measure how Class A's performance stacked up against its peers, you can compare it to the global funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 289 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL A	-13.06%	6.30%
Fidelity Adv Global Equity - CL A (incl. 5.75% sales charge)	-18.06%	3.67%
MSCI World	-16.01%	2.35%
Global Funds Average	-15.28%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Global Equity Fund - Class A on December 17, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $10,893 - an 8.93% increase on the initial investment. For comparison, look at how the MSCI World Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,565 - a 5.65% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Global Equity Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL T	-10.56%	-13.31%	14.88%
Fidelity Adv Global Equity - CL T (incl. 3.50% sales charge)	-13.69%	-16.34%	10.86%
MSCI World	-10.70%	-16.01%	5.65%
Global Funds Average	-11.22%	-15.28%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International World Index (MSCI World) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of April 30, 2001, the index included over 1,300 equity securities of companies domiciled in 22 countries. To measure how Class T's performance stacked up against its peers, you can compare it to the global funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 289 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL T	-13.31%	6.03%
Fidelity Adv Global Equity - CL T (incl. 3.50% sales charge)	-16.34%	4.45%
MSCI World	-16.01%	2.35%
Global Funds Average	-15.28%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Global Equity Fund - Class T on December 17, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $11,086 - a 10.86% increase on the initial investment. For comparison, look at how the MSCI World Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,565 - a 5.65% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Global Equity Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL B	-10.82%	-13.79%	13.37%
Fidelity Adv Global Equity - CL B (incl. contingent deferred sales charge)	-15.28%	-18.10%	10.37%
MSCI World	-10.70%	-16.01%	5.65%
Global Funds Average	-11.22%	-15.28%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International World Index (MSCI World) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of April 30, 2001, the index included over 1,300 equity securities of companies domiciled in 22 countries. To measure how Class B's performance stacked up against its peers, you can compare it to the global funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 289 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL B	-13.79%	5.44%
Fidelity Adv Global Equity - CL B (incl. contingent deferred sales charge)	-18.10%	4.25%
MSCI World	-16.01%	2.35%
Global Funds Average	-15.28%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Global Equity Fund - Class B on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $11,037 - a 10.37% increase on the initial investment. For comparison, look at how the MSCI World Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,565 - a 5.65% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Global Equity Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL C	-10.81%	-13.78%	13.47%
Fidelity Adv Global Equity - CL C (incl. contingent deferred sales charge)	-11.70%	-14.64%	13.47%
MSCI World	-10.70%	-16.01%	5.65%
Global Funds Average	-11.22%	-15.28%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International World Index (MSCI World) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of April 30, 2001, the index included over 1,300 equity securities of companies domiciled in 22 countries. To measure how Class C's performance stacked up against its peers, you can compare it to the global funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 289 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL C	-13.78%	5.48%
Fidelity Adv Global Equity - CL C (incl. contingent deferred sales charge)	-14.64%	5.48%
MSCI World	-16.01%	2.35%
Global Funds Average	-15.28%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Global Equity Fund - Class C on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $11,347 - a 13.47% increase on the initial investment. For comparison, look at how the MSCI World Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,565 - a 5.65% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital International SM (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE® Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Global Equity Fund

Q. How did the fund perform, Dick?

A. For the six months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -10.30%, -10.56%, -10.82% and -10.81%, respectively. That performance was in line with the Morgan Stanley Capital International World Index, which returned -10.70%, and beat the global funds average tracked by Lipper Inc., which returned -11.22% during the same period. For the 12-month period that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -13.06%, -13.31%, -13.79% and -13.78%, respectively. In comparison, the Morgan Stanley index and Lipper average returned -16.01% and -15.28%, respectively.

Fund Talk: The Manager's Overview - continued

Q. What drove global equity markets during the six-month period?

Semiannual Report

A. Concerns about a protracted slowdown in the U.S. economy sent shock waves throughout the world, causing a sharp sell-off in global equity markets. In the early part of the period, the world's central banks were still in a tightening mode. It wasn't until evidence of weakness began to show up in the U.S. early in 2001, particularly in the tech arena, that global monetary policy changed course. The effects of higher interest rates and rising energy costs applied persistent pressure on corporate profit margins, which plagued U.S. markets and threatened the viability of economic expansion. Capital spending, the lifeblood of economic growth in recent years, dried up with the emergence of excess production capacity and a dwindling supply of available funding. The Federal Reserve Board rapidly responded to the slowdown, which began to spread to Europe and Asia, with four half-point interest-rate cuts. However, despite snapbacks in January and April, these actions weren't enough to shift the negative tide that rolled through the market for much of the period.

Q. What was the story in Japan and Europe?

A. The Bank of Japan (BOJ) made some moves of its own, which helped, but not until late in the period. Stocks responded favorably to the decision by the BOJ to reinstate a zero interest-rate policy in the belief that the economy would show signs of revival. More importantly, a perceived positive change in that country's leadership fueled optimism that some of the reforms that have been badly needed for over a decade may be implemented. Europe's economy, on the other hand, held up well relative to the rest of the world thanks to a weak euro currency, although the European Central Bank's reluctance to cut rates, due to fears of inflation, dampened economic growth. The U.K. fared slightly better than Europe overall because of its more limited technology exposure in that market and the Bank of England's aggressive stance on interest-rate cuts.

Q. How would you recap fund performance during the past six months?

A. Fund returns generally were in line with the index. We benefited most from overweighting Europe and underweighting the U.S. early in the period, capturing the performance differential between the two regions. Changing market conditions prompted me to reverse this strategy toward the tail end of the period, which also helped. Our sector positioning further aided performance. Concerns about high-tech valuations and the sustainability of long-term earnings growth continued to drag on technology, media and telecommunications (TMT) stocks, as investors gravitated to less-volatile sectors of the market such as finance and energy. Getting defensive early in both regions helped relative to our index and peers, as we underweighted several of the TMT heavyweights that collapsed, namely Cisco, Intel and Oracle in the U.S. and Ericsson, Nokia and Deutsche Telekom in Europe. At the same time, we were invested in higher-growth, non-credit financials, such as Fannie Mae and Finnish-based Sampo, which performed well. We also capitalized on rising oil prices with Kinder Morgan in the U.S. and Shell Transport in the U.K.

Q. What dragged on fund returns?

A. We gave up a lot on an absolute basis by having any tech exposure at all. Relative to the index, stock picking hurt us in several sectors, most notably health care, where Schering-Plough and Guidant were notable laggards. From a regional perspective, we suffered from overweighting Japan early in the period when things really fell apart. We managed to get some of it back in the spring when that market rebounded, but it was too little, too late. A slight underweighting in the U.K. further restrained performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I'm guardedly optimistic. While there has been synchronized global weakness, evidence to date does not yet point to outright recession. As world markets work through the economic slowdown, I might see signs that could make me take a bigger stance in certain regions. However, given the difficulty in identifying exact market bottoms, I've maintained conservative regional weightings, while focusing on adding value through stock selection.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: December 17, 1998

Size: as of April 30, 2001, more than $24 million

Manager: Richard Habermann, since inception; joined Fidelity in 1968

3

Dick Habermann prepares for a brighter day in global equity markets:

"Generally, we bend against the wind and buy stocks when the news is quite negative. The prevailing wind is now turning because of the actions of the various central banks trying to respond to the weakness in their economies. Anticipating a change in climate, I reduced the fund's long-standing overweighting in Europe toward the end of the period and brought the U.S. exposure closer to neutral. The initial strategy was based on Europe's relative growth advantage, which has since faded versus the U.S., where an aggressive Fed is striving for improvement in the economy. I continue to maintain a modest tilt toward Japan, where I feel there's plenty of upside potential longer term if structural reforms take hold.

"It's in difficult periods like this where Fidelity's depth really pays off. Our international research group is staffed with 175 equity analysts and associates conducting business from four research centers: Boston, London (U.K. and Europe), Tokyo and Hong Kong. We maintain extensive coverage because we want to have the best ideas in the right regions when conditions improve. Regardless of market conditions, we're continually trying to enhance our whole organization - be it adding staff or improving technology and communications infrastructure - to support this fund. At the end of the day, the key ingredient to success is still excellent security selection. As such, I feel this fund is in a good position to benefit even more when the markets turn a bit brighter."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc. (United States of America, Health Care Providers & Services)	3.4	0.3
Pfizer, Inc. (United States of America, Pharmaceuticals)	2.9	1.1
Avon Products, Inc. (United States of America, Personal Products)	2.6	0.3
Bristol-Myers Squibb Co. (United States of America, Pharmaceuticals)	2.2	0.8
Guidant Corp. (United States of America, Health Care Equipment & Supplies)	2.1	0.0
	13.2
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	18.7
Health Care	17.1	11.1
Consumer Discretionary	13.0	9.2
Information Technology	12.9	17.9
Industrials	11.2	9.1
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	49.5	46.2
Japan	12.6	10.8
United Kingdom	9.9	8.2
France	4.5	4.6
Germany	4.1	3.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 98.3%	Stocks 90.4%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 9.6%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
Australia - 0.9%
AMP Ltd.	1,517	$ 15,548
Australia & New Zealand Banking Group Ltd.	2,700	19,384
Australian Stock Exchange Ltd.	700	4,376
BHP Ltd.	3,057	33,712
Brambles Industries Ltd.	300	7,670
BRL Hardy Ltd.	1,000	4,715
Commonwealth Bank of Australia	1,500	22,169
John Fairfax Holdings Ltd.	2,800	5,768
National Australia Bank Ltd.	2,200	33,934
News Corp. Ltd.	4,142	39,432
Perpetual Trustees Australia Ltd.	132	2,699
Publishing & Broadcasting Ltd.	1,500	8,071
Telstra Corp. Ltd.	3,900	13,330
Westpac Banking Corp.	1,200	8,044
TOTAL AUSTRALIA		218,852
Bermuda - 0.7%
ACE Ltd.	5,020	179,214
Canada - 2.1%
Abitibi-Consolidated, Inc.	410	3,468
AGF Management Ltd. Class B (non-vtg.)	240	3,826
Agrium, Inc.	370	4,093
Alberta Energy Co. Ltd.	210	10,324
Alcan, Inc.	370	16,457
Angiotech Pharmaceuticals, Inc. (a)	30	1,312
Astral Media, Inc. Class A (non-vtg.) (a)	180	5,154
ATCO Ltd. Class I (non-vtg.)	110	3,758
Ballard Power Systems, Inc. (a)	80	4,260
Bank of Montreal	620	14,202
Bank of Nova Scotia	290	7,181
Barrick Gold Corp.	800	13,093
BCE, Inc.	820	20,485
Biovail Corp. (a)	150	5,906
Bombardier, Inc. Class B (sub. vtg.)	1,570	22,630
C Mac Industries, Inc. (a)	220	7,122
CAE, Inc.	640	10,474
Cameco Corp.	120	2,862
Canada Life Financial Corp.	260	6,812
Canadian Hunter Exploration Ltd. (a)	230	6,660
Canadian Imperial Bank of Commerce	480	15,571
Canadian National Railway Co.	190	7,542
Canadian Natural Resources Ltd.	150	4,672
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Canadian Pacific Ltd.	500	$ 19,555
Canadian Utilities Ltd. Class A (non-vtg.)	50	1,726
Cascades, Inc.	490	2,631
Celestica, Inc. (sub. vtg.) (a)	240	12,338
Clarica Life Insurance Co.	210	5,548
Cominco Ltd.	140	3,038
Cott Corp. (a)	190	1,731
DuPont Canada, Inc. Class A, Series 1	60	2,206
Enbridge, Inc.	190	4,686
Four Seasons Hotels, Inc.	70	4,065
George Weston Ltd.	90	5,271
Great-West Lifeco, Inc.	110	2,337
GSI Lumonics, Inc. (a)	190	1,947
Imperial Oil Ltd.	100	2,733
Inco Ltd. (a)	210	3,840
Intrawest Corp.	110	2,072
Investors Group, Inc.	51	707
Jean Coutu Group, Inc. Class A	120	1,972
Loblaw Companies Ltd.	190	6,553
Manitoba Telecom Services, Inc.	350	8,962
Manulife Financial Corp.	520	13,102
Methanex Corp. (a)	450	3,807
Molson, Inc. Class A	170	4,707
National Bank of Canada	340	5,852
Norske Skog Canada Ltd. Class A	220	2,720
Nortel Networks Corp.	3,270	50,031
Onex Corp.	170	2,489
PanCanadian Petroleum Ltd.	140	4,282
Petro-Canada	390	10,786
Placer Dome, Inc.	460	4,775
Potash Corp. of Saskatchewan	50	2,865
Power Corp. of Canada	180	4,199
Power Financial Corp.	160	3,514
Precision Drilling Corp. (a)	110	4,633
Quebecor World, Inc. (sub. vtg.)	70	1,725
Research in Motion Ltd. (a)	60	2,050
Rio Alto Exploration Ltd. (a)	130	2,606
Rogers Communications, Inc. Class B (non-vtg.)	120	1,561
Rothmans, Inc.	180	2,665
Royal Bank of Canada	810	22,639
Shaw Communications, Inc. Class B	250	5,206
Sun Life Financial Services Canada, Inc.	270	5,271
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Suncor Energy, Inc.	390	$ 10,926
Talisman Energy, Inc. (a)	240	9,777
TELUS Corp. (non-vtg.)	80	1,642
Tembec, Inc. (a)	290	2,416
Thomson Corp.	190	6,368
Toronto Dominion Bank	770	19,492
TransAlta Corp.	340	6,129
TransCanada Pipelines Ltd.	740	8,774
Westcoast Energy, Inc.	210	4,373
TOTAL CANADA		523,164
Denmark - 0.7%
ISS AS (a)	2,068	120,428
Novo-Nordisk AS Series B	1,550	58,947
TOTAL DENMARK		179,375
Finland - 1.2%
Nokia AB	4,360	149,068
Sampo-Leonia Insurance Co. Ltd. (A Shares)	7,895	82,652
UPM-Kymmene Corp.	2,230	69,938
TOTAL FINLAND		301,658
France - 4.5%
Aventis SA (France)	4,013	308,600
BNP Paribas SA	1,031	91,653
Castorama Dubois Investissements SA	160	34,210
Credit Lyonnais SA	1,057	40,774
Sanofi-Synthelabo SA	1,414	84,804
Societe Generale Class A	1,311	84,559
TotalFinaElf SA Series B	1,505	224,907
Vivendi Environment	2,640	115,611
Vivendi Universal SA	1,809	125,266
TOTAL FRANCE		1,110,384
Germany - 3.2%
BASF AG	1,600	68,818
Bayer AG	2,300	96,927
Bayerische Hypo-und Vereinsbank AG	1,170	65,271
Bayerische Motoren Werke AG (BMW)	1,200	39,818
Deutsche Bank AG (Reg.)	1,890	154,266
Deutsche Telekom AG (Reg.)	1,040	26,942
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	602	171,647
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Schering AG (a)	2,285	$ 114,114
Software AG (Reg. D)	1,100	64,411
TOTAL GERMANY		802,214
Hong Kong - 1.0%
Asat Holdings Ltd. sponsored ADR	1,900	8,930
Cheung Kong Holdings Ltd.	4,000	44,621
China Mobile (Hong Kong) Ltd. (a)	4,500	22,788
CLP Holdings Ltd.	2,400	10,063
Hang Seng Bank Ltd.	3,500	41,287
Hong Kong & China Gas Co. Ltd.	6,600	7,870
Hutchison Whampoa Ltd.	6,600	71,297
Johnson Electric Holdings Ltd.	8,000	15,027
Li & Fung Ltd.	4,000	7,591
Sun Hung Kai Properties Ltd.	2,000	18,592
Television Broadcasts Ltd.	1,000	5,052
TOTAL HONG KONG		253,118
Ireland - 0.6%
Bank of Ireland, Inc.	7,008	67,211
CRH PLC	4,387	73,951
TOTAL IRELAND		141,162
Italy - 1.6%
Banca Nazionale del Lavoro (BNL)	14,340	45,610
Bulgari Spa	5,960	70,163
ENI Spa	19,423	133,118
Italgas Spa	4,410	40,886
Mediolanum Spa	3,100	39,915
San Paolo IMI Spa	4,951	69,007
TOTAL ITALY		398,699
Japan - 12.6%
Aeon Credit Service Ltd.	200	10,940
Alps Electric Co. Ltd.	2,000	24,144
Asahi Breweries Ltd.	2,000	22,701
Asahi Chemical Industry Co. Ltd.	8,000	41,728
Asahi Glass Co. Ltd.	4,000	34,773
Bridgestone Corp.	5,000	58,352
Credit Saison Co. Ltd.	1,500	32,169
Dai Nippon Printing Co. Ltd.	1,000	13,770
Dainippon Pharmaceutical Co.	1,000	13,655
Daiwa House Industry Co. Ltd.	2,000	16,304
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Daiwa Securities Group, Inc.	2,000	$ 22,963
FamilyMart Co. Ltd.	500	8,488
Fancl Corp.	100	5,823
Fuji Heavy Industries Ltd.	2,000	14,746
Fuji Machine Manufacturing Co. Ltd.	200	5,232
Fuji Photo Film Co. Ltd.	3,000	122,526
Fuji Soft ABC, Inc.	300	17,173
Fujikura Ltd.	2,000	15,992
Fujisawa Pharmaceutical Co. Ltd.	1,000	20,544
Fujitsu Ltd.	4,000	55,768
Fujitsu Support & Service, Inc. (FSAS)	100	4,306
Funai Electric Co. Ltd.	100	6,881
Furukawa Electric Co. Ltd.	1,000	12,097
Gunze Ltd.	3,000	12,056
Hitachi Ltd.	2,000	19,720
Hitachi Zosen Corp. (a)	28,000	28,475
Honda Motor Co. Ltd. (a)	1,000	41,155
Hoya Corp.	300	19,929
Ito En Ltd.	300	18,576
Ito-Yokado Co. Ltd.	1,000	56,506
JAFCO Co. Ltd.	200	23,915
Japan Telecom Co. Ltd.	3	50,684
Japan Tobacco, Inc.	1	6,766
Kao Corp.	1,000	25,752
Kawasumi Laboratories, Inc. (a)	1,000	8,300
KDDI Corp.	16	65,479
Keyence Corp.	100	22,061
Kirin Beverage Corp.	1,000	20,462
Komatsu Ltd.	5,000	28,704
Konami Corp.	300	14,590
Kuraray Co. Ltd.	1,000	7,316
Kyocera Corp.	800	79,112
Mabuchi Motor Co. Ltd.	100	10,161
Matsushita Electric Industrial Co. Ltd.	2,000	33,280
Minebea Co. Ltd.	3,000	23,866
Mitsubishi Electric Corp.	4,000	24,276
Mitsubishi Tokyo Financial Group, Inc.	2	20,600
Mitsui Mining & Smelting Co. Ltd.	1,000	5,946
Mitsumi Electric Co. Ltd.	2,000	40,432
Mizuho Holdings, Inc.	6	37,447
Murata Manufacturing Co. Ltd.	100	8,521
NEC Corp.	2,000	36,676
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Nichicon Corp.	1,000	$ 13,762
Nidec Copal Corp.	1,000	9,472
Nidec Corp.	200	10,514
Nikko Securities Co. Ltd.	5,000	43,056
Nintendo Co. Ltd.	100	16,320
Nippon COMSYS Corp.	1,000	14,352
Nippon Foundry, Inc. (a)	1	7,750
Nippon Sheet Glass Co. Ltd.	1,000	9,923
Nippon System Development Co. Ltd.	100	5,905
Nippon Telegraph & Telephone Corp.	24	154,511
Nippon Unipac Holding	6	35,479
Nissan Motor Co. Ltd. (a)	5,000	34,732
Nitto Denko Corp.	1,300	42,966
Nomura Securities Co. Ltd.	4,000	85,621
NTT Data Corp. (a)	2	13,089
NTT DoCoMo, Inc.	6	124,987
Oki Electric Industry Co. Ltd. (a)	6,000	30,017
Oriental Land Co. Ltd.	800	54,915
ORIX Corp.	600	53,095
Ricoh Co. Ltd.	1,000	18,986
Rohm Co. Ltd.	500	89,393
Sanden Corp.	1,000	4,806
Secom Co. Ltd.	500	30,755
Sekisui House Ltd.	1,000	8,718
Senshukai Co. Ltd.	1,000	4,593
Shin-Etsu Chemical Co. Ltd.	1,000	40,678
Shinko Electric Industries Co.Ltd. (a)	1,600	37,004
SMC Corp.	200	24,030
Snow Brand Milk Products Co. Ltd. (a)	1,000	3,609
Softbank Corp.	700	26,982
Sony Corp.	1,400	107,310
Square Co. Ltd. (a)	300	8,611
Sumitomo Bakelite Co. Ltd.	4,000	38,054
Sumitomo Heavy Industries Ltd.	8,000	13,188
Sumitomo Mitsui Banking Corp.	4,600	43,535
Sumitomo Trust & Banking Ltd.	2,000	13,762
Suzuki Motor Corp.	2,000	25,752
Takeda Chemical Industries Ltd.	1,000	48,879
Takefuji Corp.	200	15,878
TDK Corp.	200	11,777
Terumo Corp.	1,000	20,339
The Suruga Bank Ltd.	3,000	22,143
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
THK Co. Ltd.	500	$ 12,158
Tokai Corp.	1,000	5,552
Tokyo Electric Power Co.	700	16,936
Tokyo Electron Ltd.	100	7,381
Toppan Forms Co. Ltd.	500	8,529
Toppan Printing Co. Ltd.	3,000	29,155
Tostem Corp.	2,000	32,132
Toto Ltd.	2,000	15,189
Toyota Motor Corp.	3,700	124,716
Tsubaki Nakashima Co. Ltd.	1,000	9,431
Uni-Charm Corp	300	11,908
Union Tool Co. (a)	100	5,659
Welfide Corp.	1,000	8,751
World Co. Ltd.	100	2,895
Yamaha Motor Co. Ltd.	2,000	15,156
Yamanouchi Pharmaceutical Co. Ltd.	1,000	28,048
Yamato Transport Co. Ltd.	1,000	21,651
Zeon Corp.	1,000	5,159
TOTAL JAPAN		3,151,492
Netherlands - 2.4%
ASM Lithography Holding NV (a)	1,080	28,554
Buhrmann NV	2,840	47,092
Heineken Holding NV (A Shares)	400	15,366
Heineken NV	1,000	51,857
ING Groep NV (Certificaten Van Aandelen)	2,200	150,233
Koninklijke Ahold NV	1,499	46,547
Koninklijke KPN NV	9,020	110,275
Numico NV	3,800	150,329
TOTAL NETHERLANDS		600,253
Norway - 0.4%
DnB Holding ASA	12,800	56,282
Tomra Systems AS	2,800	44,322
TOTAL NORWAY		100,604
Portugal - 0.1%
Telecel Comunicacoes Pessoais SA (a)	2,780	30,880
Singapore - 0.3%
Chartered Semiconductor Manufacturing Ltd. (a)	2,000	6,149
City Developments Ltd.	1,000	3,514
DBS Group Holdings Ltd.	1,000	8,729
Common Stocks - continued
	Shares	Value (Note 1)
Singapore - continued
Oversea-Chinese Banking Corp. Ltd.	2,050	$ 12,380
Overseas Union Bank Ltd.	2,000	7,796
Singapore Airlines Ltd.	1,000	7,960
Singapore Press Holdings Ltd.	400	4,590
Singapore Technologies Engineering Ltd.	3,000	4,496
Singapore Telecommunications Ltd.	5,000	4,996
United Overseas Bank Ltd.	2,056	13,658
TOTAL SINGAPORE		74,268
Spain - 1.7%
Altadis SA	10,290	127,810
Banco Santander Central Hispano SA	10,600	105,328
Centros Comerciales Carrefour SA	300	4,522
Telefonica SA	11,144	188,643
TOTAL SPAIN		426,303
Sweden - 0.9%
Assa Abloy AB (B Shares)	7,542	131,252
Svenska Handelsbanken AB (A Shares)	3,978	59,338
Telefonaktiebolaget LM Ericsson AB (B Shares)	5,635	36,289
TOTAL SWEDEN		226,879
Switzerland - 2.5%
Credit Suisse Group (Reg.)	272	50,707
Kuoni Reisen Holding AG Class B (Reg.)	78	34,116
Nestle SA (Reg.)	37	76,588
Novartis AG (Reg.)	175	271,884
Swiss Reinsurance Co. (Reg.)	17	33,455
Zurich Financial Services AG	453	161,068
TOTAL SWITZERLAND		627,818
United Kingdom - 9.9%
3i Group PLC	7,200	129,614
AstraZeneca PLC (Sweden)	1,872	87,605
Bank of Scotland	6,700	76,989
Barclays PLC	5,110	164,529
BBA Group PLC	10,060	41,316
BP Amoco PLC	25,300	228,038
British Telecommunications PLC	3,650	29,529
Compass Group PLC (a)	12,400	95,110
Computacenter PLC	3,880	25,402
Energis PLC (a)	3,780	19,689
GlaxoSmithKline PLC (a)	4,241	113,595
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Granada PLC	12,400	$ 33,359
HSBC Holdings PLC:
(Hong Kong) (Reg.)	5,844	76,369
(United Kingdom) (Reg.)	5,390	70,437
Jazztel PLC (a)	900	8,184
Lloyds TSB Group PLC	11,300	117,477
Marks & Spencer PLC	9,600	36,817
Misys PLC	4,100	37,373
National Grid Group PLC	7,950	60,864
Prudential PLC	7,200	84,280
Reed International PLC	9,900	98,177
Reuters Group PLC	2,800	42,042
Safeway PLC	7,800	35,941
Shell Transport & Trading Co. PLC (Reg.)	29,700	247,946
United Business Media PLC	1,634	16,999
United Business Media PLC (B Shares) (a)	2,480	8,695
Vodafone Group PLC	133,784	405,902
WPP Group PLC	6,000	71,908
TOTAL UNITED KINGDOM		2,464,186
United States of America - 49.5%
Abercrombie & Fitch Co. Class A (a)	200	6,660
Adobe Systems, Inc.	1,290	57,947
Affiliated Computer Services, Inc. Class A (a)	3,470	249,840
Alpharma, Inc. Class A	800	18,096
American Home Products Corp.	2,640	152,460
American Standard Companies, Inc. (a)	1,410	84,953
AsiaInfo Holdings, Inc. (a)	200	2,500
AT&T Corp.	5,950	132,566
AutoNation, Inc.	36,570	396,785
AutoZone, Inc. (a)	3,280	102,795
Avon Products, Inc.	15,300	647,496
Ball Corp.	1,550	71,300
BEA Systems, Inc. (a)	320	13,072
BellSouth Corp.	3,680	154,413
BFGoodrich Co.	2,480	97,712
Bristol-Myers Squibb Co.	9,870	552,720
Burlington Northern Santa Fe Corp.	3,110	91,434
Cardinal Health, Inc.	12,480	841,148
Caterpillar, Inc.	980	49,196
CDW Computer Centers, Inc. (a)	900	36,378
Cendant Corp. (a)	3,950	70,073
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Champion Enterprises, Inc. (a)	400	$ 3,220
CIGNA Corp.	1,260	134,442
Cintas Corp.	1,340	58,705
Clear Channel Communications, Inc. (a)	3,264	182,131
Computer Associates International, Inc.	11,770	378,876
Compuware Corp. (a)	2,360	24,261
Comverse Technology, Inc. (a)	1,590	108,915
Cygnus, Inc. (a)	2,920	19,418
Danaher Corp.	560	31,366
Dell Computer Corp. (a)	2,430	63,763
DENTSPLY International, Inc.	1,520	59,554
Ditech Communications Corp. (a)	70	851
eFunds Corp.	620	12,090
Enron Corp.	870	54,566
ENSCO International, Inc.	310	12,059
Expeditors International of Washington, Inc.	360	18,011
Fairchild Semiconductor International, Inc. Class A (a)	1,430	25,883
Fannie Mae	3,060	245,596
Fox Entertainment Group, Inc. Class A (a)	5,010	114,980
Freddie Mac	5,380	354,004
Gateway, Inc. (a)	9,850	187,150
General Electric Co.	4,760	231,003
Georgia-Pacific Group	610	19,831
Gillette Co.	2,230	63,243
Guidant Corp. (a)	12,970	531,770
Hilton Hotels Corp.	12,200	134,810
Informix Corp. (a)	3,760	18,800
Ingersoll-Rand Co.	760	35,720
Integrated Circuit Systems, Inc.	100	1,677
Intel Corp.	7,630	235,843
J.D. Edwards & Co. (a)	4,490	35,471
J.P. Morgan Chase & Co.	2,720	130,506
Kent Electronics Corp. (a)	1,050	22,680
King Pharmaceuticals, Inc. (a)	470	19,801
LAM Research Corp. (a)	4,100	121,360
Lear Corp. (a)	990	35,640
Lockheed Martin Corp.	1,330	46,763
Lyondell Chemical Co.	2,950	46,345
Macromedia, Inc. (a)	1,740	39,428
Manpower, Inc.	4,130	133,606
Marine Drilling Companies, Inc. (a)	2,240	67,133
Marriott International, Inc. Class A	710	32,575
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
MBIA, Inc.	1,455	$ 69,622
Mediacom Communications Corp. Class A (a)	500	10,125
Merrill Lynch & Co., Inc.	3,670	226,439
Microsoft Corp. (a)	2,060	139,565
Minnesota Mining & Manufacturing Co.	560	66,646
Mohawk Industries, Inc. (a)	650	21,229
Moody's Corp.	580	18,212
Morgan Stanley Dean Witter & Co.	2,490	156,347
Nabors Industries, Inc. (a)	1,130	67,371
National-Oilwell, Inc. (a)	890	35,200
Networks Associates, Inc. (a)	3,470	38,274
Nucor Corp.	1,570	79,646
Omnicom Group, Inc.	1,580	138,803
PeopleSoft, Inc. (a)	3,220	119,269
Pfizer, Inc.	16,852	729,692
Phelps Dodge Corp.	3,380	151,221
Philip Morris Companies, Inc.	2,480	124,273
Pier 1 Imports, Inc.	2,500	27,750
Priority Healthcare Corp. Class B (a)	620	21,564
Procter & Gamble Co.	2,420	145,321
QUALCOMM, Inc. (a)	1,310	75,142
RadiSys Corp. (a)	1,030	21,733
Regis Corp.	300	5,550
Rite Aid Corp. (a)	4,550	33,170
Robert Half International, Inc. (a)	2,880	80,064
Ryerson Tull, Inc.	6,000	65,640
Sabre Holdings Corp. Class A (a)	820	40,885
SBC Communications, Inc.	5,040	207,900
Siebel Systems, Inc. (a)	1,190	54,240
Solutia, Inc.	1,020	12,954
Sonic Automotive, Inc. Class A (a)	11,200	117,824
Staples, Inc. (a)	3,210	52,227
Starwood Hotels & Resorts Worldwide, Inc. unit	1,960	70,736
Sun Microsystems, Inc. (a)	3,770	64,542
Sysco Corp.	1,280	35,994
Take-Two Interactive Software, Inc. (a)	1,120	15,613
The Coca-Cola Co.	3,560	164,436
Thermo Electron Corp. (a)	1,810	47,712
Tricon Global Restaurants, Inc. (a)	850	38,097
Tyco International Ltd.	6,320	337,298
Tyson Foods, Inc. Class A	5,420	74,633
Union Pacific Corp.	1,540	87,611
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
United Technologies Corp.	830	$ 64,806
Viad Corp.	4,950	123,057
Walt Disney Co.	1,920	58,080
Weatherford International, Inc.	1,030	59,977
Wendy's International, Inc.	1,220	30,903
TOTAL UNITED STATES OF AMERICA		12,350,783
TOTAL COMMON STOCKS (Cost $24,268,301)		24,161,306
Nonconvertible Preferred Stocks - 1.5%

Germany - 0.9%
Hugo Boss AG	315	94,907
ProSieben Sat.1 Media AG	3,150	56,033
Wella AG	1,835	75,703
TOTAL GERMANY		226,643
Italy - 0.6%
Telecom Italia Spa Risp	25,300	157,460
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $336,645)		384,103
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount
United Kingdom - 0.0%
BAE Systems PLC 7.45% 11/29/03 (Cost $295)	-	GBP	433	432
Cash Equivalents - 2.1%
	Shares
Fidelity Cash Central Fund, 4.70% (b) (Cost $523,311)	523,311	$ 523,311
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $25,128,552)		25,069,152
NET OTHER ASSETS - (0.4)%		(98,968)
NET ASSETS - 100%		$ 24,970,184
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost
of investment securities for income tax purposes was $25,441,349. Net unrealized depreciation aggregated $372,197, of which $2,075,538 related to appreciated investment securities and $2,447,735 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $413,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $25,128,552) - See accompanying schedule		$ 25,069,152
Cash		11,077
Receivable for investments sold		262,996
Receivable for fund shares sold		60,478
Dividends receivable		58,096
Interest receivable		1,718
Other receivables		497
Total assets		25,464,014
Liabilities
Payable for investments purchased	$ 338,329
Payable for fund shares redeemed	106,642
Accrued management fee	4,874
Distribution fees payable	12,672
Other payables and accrued expenses	31,313
Total liabilities		493,830
Net Assets		$ 24,970,184
Net Assets consist of:
Paid in capital		$ 26,364,029
Accumulated net investment (loss)		(56,349)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,277,577)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(59,919)
Net Assets		$ 24,970,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,240,590 ÷ 374,768 shares)	$11.32
Maximum offering price per share (100/94.25 of $11.32)	$12.01
Class T: Net Asset Value and redemption price per share ($9,226,301 ÷ 818,945 shares)	$11.27
Maximum offering price per share (100/96.50 of $11.27)	$11.68
Class B: Net Asset Value and offering price per share ($5,628,231 ÷ 505,490 shares) A	$11.13
Class C: Net Asset Value and offering price per share ($4,748,417 ÷ 426,068 shares) A	$11.14
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,126,645 ÷ 99,089 shares)	$11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 143,931
Special dividend from Granada PLC		88,415
Interest		35,395
		267,741
Less foreign taxes withheld		(12,089)
Total income		255,652
Expenses
Management fee	$ 85,865
Transfer agent fees	48,336
Distribution fees	76,253
Accounting fees and expenses	30,041
Non-interested trustees' compensation	42
Custodian fees and expenses	38,111
Registration fees	76,761
Audit	9,114
Legal	289
Reports to shareholders	3,717
Miscellaneous	1,334
Total expenses before reductions	369,863
Expense reductions	(96,408)	273,455
Net investment income (loss)		(17,803)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(778,191)
Foreign currency transactions	(9,075)	(787,266)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,847,478)
Assets and liabilities in foreign currencies	470	(1,847,008)
Net gain (loss)		(2,634,274)
Net increase (decrease) in net assets resulting from operations		$ (2,652,077)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (17,803)	$ (137,872)
Net realized gain (loss)	(787,266)	(426,876)
Change in net unrealized appreciation (depreciation)	(1,847,008)	695,599
Net increase (decrease) in net assets resulting from operations	(2,652,077)	130,851
Distributions to Shareholders From net realized gain	-	(179,139)
In excess of net realized gain	-	(59,365)
Total distributions	-	(238,504)
Share transactions - net increase (decrease)	5,145,598	11,427,176
Total increase (decrease) in net assets	2,493,521	11,319,523
Net Assets
Beginning of period	22,476,663	11,157,140
End of period (including accumulated net investment loss of $56,349 and $42,698, respectively)	$ 24,970,184	$ 22,476,663

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01 I	(.04) H	(.04)
Net realized and unrealized gain (loss)	(1.31)	1.13	1.83
Total from investment operations	(1.30)	1.09	1.79
Less Distributions
From net realized gain	-	(.20)	-
In excess of net realized gain	-	(.06)	-
Total distributions	-	(.26)	-
Net asset value, end of period	$ 11.32	$ 12.62	$ 11.79
Total Return B, C	(10.30)%	9.28%	17.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,241	$ 2,868	$ 1,853
Ratio of expenses to average net assets	2.00% A, F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.98% A, G	1.99% G	1.99% A, G
Ratio of net investment income (loss) to average net assets	.24% A	(.33)%	(.47)% A
Portfolio turnover rate	168% A	106%	69% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Investment income per share reflects a special dividend from Granada PLC which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 11.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00) I	(.08) H	(.07)
Net realized and unrealized gain (loss)	(1.33)	1.15	1.84
Total from investment operations	(1.33)	1.07	1.77
Less Distributions
From net realized gain	-	(.18)	-
In excess of net realized gain	-	(.06)	-
Total distributions	-	(.24)	-
Net asset value, end of period	$ 11.27	$ 12.60	$ 11.77
Total Return B, C	(10.56)%	9.12%	17.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,226	$ 8,019	$ 3,204
Ratio of expenses to average net assets	2.25% A, F	2.25% F	2.25% A, F
Ratio of expenses to average net assets after expense reductions	2.23% A, G	2.24% G	2.24% A, G
Ratio of net investment income (loss) to average net assets	(.01)% A	(.58)%	(.72)% A
Portfolio turnover rate	168% A	106%	69% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Investment income per share reflects a special dividend from Granada PLC which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03) I	(.14) H	(.12)
Net realized and unrealized gain (loss)	(1.32)	1.14	1.83
Total from investment operations	(1.35)	1.00	1.71
Less Distributions
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.06)	-
Total distributions	-	(.23)	-
Net asset value, end of period	$ 11.13	$ 12.48	$ 11.71
Total Return B, C	(10.82)%	8.56%	17.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,628	$ 5,187	$ 2,268
Ratio of expenses to average net assets	2.75% A, F	2.75% F	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.73% A, G	2.74% G	2.74% A, G
Ratio of net investment income (loss) to average net assets	(.51)% A	(1.08)%	(1.22)% A
Portfolio turnover rate	168% A	106%	69% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Investment income per share reflects a special dividend from Granada PLC which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03) I	(.14) H	(.12)
Net realized and unrealized gain (loss)	(1.32)	1.15	1.83
Total from investment operations	(1.35)	1.01	1.71
Less Distributions
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.06)	-
Total distributions	-	(.23)	-
Net asset value, end of period	$ 11.14	$ 12.49	$ 11.71
Total Return B, C	(10.81)%	8.65%	17.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,748	$ 5,146	$ 2,649
Ratio of expenses to average net assets	2.75% A, F	2.75% F	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.73% A, G	2.74% G	2.74% A, G
Ratio of net investment income (loss) to average net assets	(.51)% A	(1.08)%	(1.22)% A
Portfolio turnover rate	168% A	106%	69% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Investment income per share reflects a special dividend from Granada PLC which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03 I	(.01) H	(.02)
Net realized and unrealized gain (loss)	(1.34)	1.16	1.83
Total from investment operations	(1.31)	1.15	1.81
Less Distributions
From net realized gain	-	(.21)	-
In excess of net realized gain	-	(.07)	-
Total distributions	-	(.28)	-
Net asset value, end of period	$ 11.37	$ 12.68	$ 11.81
Total Return B, C	(10.33)%	9.79%	18.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,127	$ 1,256	$ 1,182
Ratio of expenses to average net assets	1.75% A, F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.73% A, G	1.74% G	1.74% A, G
Ratio of net investment income (loss) to average net assets	.49% A	(.08)%	(.22)% A
Portfolio turnover rate	168% A	106%	69% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Investment income per share reflects a special dividend from Granada PLC which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Global Equity Fund(the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,393,507 and $18,548,751, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 4,735	$ 1,332
Class T	21,810	2,353
Class B	26,266	20,930
Class C	23,442	12,183
	$ 76,253	$ 36,798

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 7,704	$ 2,088
Class T	12,335	2,312
Class B	1,720	1,720 *
Class C	447	447 *
	$ 22,206	$ 6,567

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 5,817	.31 *
Class T	22,294	.52 *
Class B	11,830	.46 *
Class C	7,307	.32 *
Institutional Class	1,088	.19 *
	$ 48,336

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $683 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	2.00%	$ 12,955
Class T	2.25%	38,998
Class B	2.75%	22,211
Class C	2.75%	16,564
Institutional Class	1.75%	3,224
		$ 93,952

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,456 under this arrangement.

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 19% of the total outstanding shares of the fund. In addition one unaffiliated shareholder was record owner of approximately 11% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	Year ended October 31, 2000
From net realized gain
Class A	$ -	$ 31,783
Class T	-	49,590
Class B	-	36,686
Class C	-	39,947
Institutional Class	-	21,133
Total	$ -	$ 179,139
In excess of net realized gain
Class A	$ -	$ 10,533
Class T	-	16,434
Class B	-	12,158
Class C	-	13,237
Institutional Class	-	7,003
Total	$ -	$ 59,365
	$ -	$ 238,504

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	218,753	713,812	$ 2,582,518	$ 9,666,300
Reinvestment of distributions	-	3,410	-	42,316
Shares redeemed	(71,187)	(647,219)	(815,491)	(8,217,175)
Net increase (decrease)	147,566	70,003	$ 1,767,027	$ 1,491,441
Class T Shares sold	275,940	523,847	$ 3,232,217	$ 6,821,221
Reinvestment of distributions	-	5,110	-	63,360
Shares redeemed	(93,501)	(164,779)	(1,043,397)	(2,166,598)
Net increase (decrease)	182,439	364,178	$ 2,188,820	$ 4,717,983
Class B Shares sold	126,290	271,776	$ 1,454,798	$ 3,515,035
Reinvestment of distributions	-	3,807	-	46,976
Shares redeemed	(36,268)	(53,848)	(408,466)	(699,801)
Net increase (decrease)	90,022	221,735	$ 1,046,332	$ 2,862,210
Class C Shares sold	83,077	230,974	$ 951,425	$ 2,964,989
Reinvestment of distributions	-	3,366	-	41,574
Shares redeemed	(68,974)	(48,512)	(808,093)	(635,133)
Net increase (decrease)	14,103	185,828	$ 143,332	$ 2,371,430
Institutional Class Shares sold	433	1,889	$ 4,418	$ 24,700
Reinvestment of distributions	-	2,256	-	28,016
Shares redeemed	(425)	(5,122)	(4,331)	(68,604)
Net increase (decrease)	8	(977)	$ 87	$ (15,888)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Board of Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	12,028,590.22	96.209
Against	136,534.58	1.092
Abstain	337,482.19	2.699
TOTAL	12,502,606.99	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	12,060,946.56	96.467
Against	72,250.82	0.578
Abstain	369,409.61	2.955
TOTAL	12,502,606.99	100.000
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	10,662,144.38	95.409
Against	115,276.26	1.032
Abstain	397,725.62	3.559
TOTAL	11,175,146.26	100.000
Broker Non-Votes	1,327,460.73

*Denotes trust-wide proposals and voting results. The special meeting of the fund's shareholders reconvened on April 18, 2001 with respect to these proposals.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investments Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AGLO-SANN-0601 134623
1.719689.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Global Equity

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Global Equity Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Global Equity - Inst CL	-10.33%	-12.87%	16.26%
MSCI World	-10.70%	-16.01%	5.65%
Global Funds Average	-11.22%	-15.28%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International World Index (MSCI World) - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of April 30, 2001, the index included over 1,300 equity securities of companies domiciled in 22 countries. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the global funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 289 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Global Equity - Inst CL	-12.87%	6.56%
MSCI World	-16.01%	2.35%
Global Funds Average	-15.28%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Global Equity Fund - Institutional Class on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $11,626 - a 16.26% increase on the initial investment. For comparison, look at how the MSCI World Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,565 - a 5.65% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital International SM (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE® Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Global Equity Fund

Q. How did the fund perform, Dick?

A. For the six months that ended April 30, 2001, the fund's Institutional Class shares returned -10.33%. That performance topped the Morgan Stanley Capital International World Index, which returned -10.70%, and the global funds average tracked by Lipper Inc., which returned -11.22% during the same period. For the 12 months that ended April 30, 2001, the fund's Institutional Class shares returned -12.87%, outpacing the Morgan Stanley index and Lipper average, which returned -16.01% and -15.28%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What drove global equity markets during the six-month period?

A. Concerns about a protracted slowdown in the U.S. economy sent shock waves throughout the world, causing a sharp sell-off in global equity markets. In the early part of the period, the world's central banks were still in a tightening mode. It wasn't until evidence of weakness began to show up in the U.S. early in 2001, particularly in the tech arena, that global monetary policy changed course. The effects of higher interest rates and rising energy costs applied persistent pressure on corporate profit margins, which plagued U.S. markets and threatened the viability of economic expansion. Capital spending, the lifeblood of economic growth in recent years, dried up with the emergence of excess production capacity and a dwindling supply of available funding. The Federal Reserve Board rapidly responded to the slowdown, which began to spread to Europe and Asia, with four half-point interest-rate cuts. However, despite snapbacks in January and April, these actions weren't enough to shift the negative tide that rolled through the market for much of the period.

Q. What was the story in Japan and Europe?

A. The Bank of Japan (BOJ) made some moves of its own, which helped, but not until late in the period. Stocks responded favorably to the decision by the BOJ to reinstate a zero interest-rate policy in the belief that the economy would show signs of revival. More importantly, a perceived positive change in that country's leadership fueled optimism that some of the reforms that have been badly needed for over a decade may be implemented. Europe's economy, on the other hand, held up well relative to the rest of the world thanks to a weak euro currency, although the European Central Bank's reluctance to cut rates, due to fears of inflation, dampened economic growth. The U.K. fared slightly better than Europe overall because of its more limited technology exposure in that market and the Bank of England's aggressive stance on interest-rate cuts.

Q. How would you recap fund performance during the past six months?

A. Fund returns generally were in line with the index. We benefited most from overweighting Europe and underweighting the U.S. early in the period, capturing the performance differential between the two regions. Changing market conditions prompted me to reverse this strategy toward the tail end of the period, which also helped. Our sector positioning further aided performance. Concerns about high-tech valuations and the sustainability of long-term earnings growth continued to drag on technology, media and telecommunications (TMT) stocks, as investors gravitated to less-volatile sectors of the market such as finance and energy. Getting defensive early in both regions helped relative to our index and peers, as we underweighted several of the TMT heavyweights that collapsed, namely Cisco, Intel and Oracle in the U.S. and Ericsson, Nokia and Deutsche Telekom in Europe. At the same time, we were invested in higher-growth, non-credit financials, such as Fannie Mae and Finnish-based Sampo, which performed well. We also capitalized on rising oil prices with Kinder Morgan in the U.S. and Shell Transport in the U.K.

Q. What dragged on fund returns?

A. We gave up a lot on an absolute basis by having any tech exposure at all. Relative to the index, stock picking hurt us in several sectors, most notably health care, where Schering-Plough and Guidant were notable laggards. From a regional perspective, we suffered from overweighting Japan early in the period when things really fell apart. We managed to get some of it back in the spring when that market rebounded, but it was too little, too late. A slight underweighting in the U.K. further restrained performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I'm guardedly optimistic. While there has been synchronized global weakness, evidence to date does not yet point to outright recession. As world markets work through the economic slowdown, I might see signs that could make me take a bigger stance in certain regions. However, given the difficulty in identifying exact market bottoms, I've maintained conservative regional weightings, while focusing on adding value through stock selection.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: December 17, 1998

Size: as of April 30, 2001, more than $24 million

Manager: Richard Habermann, since inception; joined Fidelity in 1968

3

Dick Habermann prepares for a brighter day in global equity markets:

"Generally, we bend against the wind and buy stocks when the news is quite negative. The prevailing wind is now turning because of the actions of the various central banks trying to respond to the weakness in their economies. Anticipating a change in climate, I reduced the fund's long-standing overweighting in Europe toward the end of the period and brought the U.S. exposure closer to neutral. The initial strategy was based on Europe's relative growth advantage, which has since faded versus the U.S., where an aggressive Fed is striving for improvement in the economy. I continue to maintain a modest tilt toward Japan, where I feel there's plenty of upside potential longer term if structural reforms take hold.

"It's in difficult periods like this where Fidelity's depth really pays off. Our international research group is staffed with 175 equity analysts and associates conducting business from four research centers: Boston, London (U.K. and Europe), Tokyo and Hong Kong. We maintain extensive coverage because we want to have the best ideas in the right regions when conditions improve. Regardless of market conditions, we're continually trying to enhance our whole organization - be it adding staff or improving technology and communications infrastructure - to support this fund. At the end of the day, the key ingredient to success is still excellent security selection. As such, I feel this fund is in a good position to benefit even more when the markets turn a bit brighter."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc. (United States of America, Health Care Providers & Services)	3.4	0.3
Pfizer, Inc. (United States of America, Pharmaceuticals)	2.9	1.1
Avon Products, Inc. (United States of America, Personal Products)	2.6	0.3
Bristol-Myers Squibb Co. (United States of America, Pharmaceuticals)	2.2	0.8
Guidant Corp. (United States of America, Health Care Equipment & Supplies)	2.1	0.0
	13.2
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	18.7
Health Care	17.1	11.1
Consumer Discretionary	13.0	9.2
Information Technology	12.9	17.9
Industrials	11.2	9.1
Top Five Countries as of April 30, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	49.5	46.2
Japan	12.6	10.8
United Kingdom	9.9	8.2
France	4.5	4.6
Germany	4.1	3.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 98.3%	Stocks 90.4%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 9.6%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
Australia - 0.9%
AMP Ltd.	1,517	$ 15,548
Australia & New Zealand Banking Group Ltd.	2,700	19,384
Australian Stock Exchange Ltd.	700	4,376
BHP Ltd.	3,057	33,712
Brambles Industries Ltd.	300	7,670
BRL Hardy Ltd.	1,000	4,715
Commonwealth Bank of Australia	1,500	22,169
John Fairfax Holdings Ltd.	2,800	5,768
National Australia Bank Ltd.	2,200	33,934
News Corp. Ltd.	4,142	39,432
Perpetual Trustees Australia Ltd.	132	2,699
Publishing & Broadcasting Ltd.	1,500	8,071
Telstra Corp. Ltd.	3,900	13,330
Westpac Banking Corp.	1,200	8,044
TOTAL AUSTRALIA		218,852
Bermuda - 0.7%
ACE Ltd.	5,020	179,214
Canada - 2.1%
Abitibi-Consolidated, Inc.	410	3,468
AGF Management Ltd. Class B (non-vtg.)	240	3,826
Agrium, Inc.	370	4,093
Alberta Energy Co. Ltd.	210	10,324
Alcan, Inc.	370	16,457
Angiotech Pharmaceuticals, Inc. (a)	30	1,312
Astral Media, Inc. Class A (non-vtg.) (a)	180	5,154
ATCO Ltd. Class I (non-vtg.)	110	3,758
Ballard Power Systems, Inc. (a)	80	4,260
Bank of Montreal	620	14,202
Bank of Nova Scotia	290	7,181
Barrick Gold Corp.	800	13,093
BCE, Inc.	820	20,485
Biovail Corp. (a)	150	5,906
Bombardier, Inc. Class B (sub. vtg.)	1,570	22,630
C Mac Industries, Inc. (a)	220	7,122
CAE, Inc.	640	10,474
Cameco Corp.	120	2,862
Canada Life Financial Corp.	260	6,812
Canadian Hunter Exploration Ltd. (a)	230	6,660
Canadian Imperial Bank of Commerce	480	15,571
Canadian National Railway Co.	190	7,542
Canadian Natural Resources Ltd.	150	4,672
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Canadian Pacific Ltd.	500	$ 19,555
Canadian Utilities Ltd. Class A (non-vtg.)	50	1,726
Cascades, Inc.	490	2,631
Celestica, Inc. (sub. vtg.) (a)	240	12,338
Clarica Life Insurance Co.	210	5,548
Cominco Ltd.	140	3,038
Cott Corp. (a)	190	1,731
DuPont Canada, Inc. Class A, Series 1	60	2,206
Enbridge, Inc.	190	4,686
Four Seasons Hotels, Inc.	70	4,065
George Weston Ltd.	90	5,271
Great-West Lifeco, Inc.	110	2,337
GSI Lumonics, Inc. (a)	190	1,947
Imperial Oil Ltd.	100	2,733
Inco Ltd. (a)	210	3,840
Intrawest Corp.	110	2,072
Investors Group, Inc.	51	707
Jean Coutu Group, Inc. Class A	120	1,972
Loblaw Companies Ltd.	190	6,553
Manitoba Telecom Services, Inc.	350	8,962
Manulife Financial Corp.	520	13,102
Methanex Corp. (a)	450	3,807
Molson, Inc. Class A	170	4,707
National Bank of Canada	340	5,852
Norske Skog Canada Ltd. Class A	220	2,720
Nortel Networks Corp.	3,270	50,031
Onex Corp.	170	2,489
PanCanadian Petroleum Ltd.	140	4,282
Petro-Canada	390	10,786
Placer Dome, Inc.	460	4,775
Potash Corp. of Saskatchewan	50	2,865
Power Corp. of Canada	180	4,199
Power Financial Corp.	160	3,514
Precision Drilling Corp. (a)	110	4,633
Quebecor World, Inc. (sub. vtg.)	70	1,725
Research in Motion Ltd. (a)	60	2,050
Rio Alto Exploration Ltd. (a)	130	2,606
Rogers Communications, Inc. Class B (non-vtg.)	120	1,561
Rothmans, Inc.	180	2,665
Royal Bank of Canada	810	22,639
Shaw Communications, Inc. Class B	250	5,206
Sun Life Financial Services Canada, Inc.	270	5,271
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Suncor Energy, Inc.	390	$ 10,926
Talisman Energy, Inc. (a)	240	9,777
TELUS Corp. (non-vtg.)	80	1,642
Tembec, Inc. (a)	290	2,416
Thomson Corp.	190	6,368
Toronto Dominion Bank	770	19,492
TransAlta Corp.	340	6,129
TransCanada Pipelines Ltd.	740	8,774
Westcoast Energy, Inc.	210	4,373
TOTAL CANADA		523,164
Denmark - 0.7%
ISS AS (a)	2,068	120,428
Novo-Nordisk AS Series B	1,550	58,947
TOTAL DENMARK		179,375
Finland - 1.2%
Nokia AB	4,360	149,068
Sampo-Leonia Insurance Co. Ltd. (A Shares)	7,895	82,652
UPM-Kymmene Corp.	2,230	69,938
TOTAL FINLAND		301,658
France - 4.5%
Aventis SA (France)	4,013	308,600
BNP Paribas SA	1,031	91,653
Castorama Dubois Investissements SA	160	34,210
Credit Lyonnais SA	1,057	40,774
Sanofi-Synthelabo SA	1,414	84,804
Societe Generale Class A	1,311	84,559
TotalFinaElf SA Series B	1,505	224,907
Vivendi Environment	2,640	115,611
Vivendi Universal SA	1,809	125,266
TOTAL FRANCE		1,110,384
Germany - 3.2%
BASF AG	1,600	68,818
Bayer AG	2,300	96,927
Bayerische Hypo-und Vereinsbank AG	1,170	65,271
Bayerische Motoren Werke AG (BMW)	1,200	39,818
Deutsche Bank AG (Reg.)	1,890	154,266
Deutsche Telekom AG (Reg.)	1,040	26,942
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	602	171,647
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Schering AG (a)	2,285	$ 114,114
Software AG (Reg. D)	1,100	64,411
TOTAL GERMANY		802,214
Hong Kong - 1.0%
Asat Holdings Ltd. sponsored ADR	1,900	8,930
Cheung Kong Holdings Ltd.	4,000	44,621
China Mobile (Hong Kong) Ltd. (a)	4,500	22,788
CLP Holdings Ltd.	2,400	10,063
Hang Seng Bank Ltd.	3,500	41,287
Hong Kong & China Gas Co. Ltd.	6,600	7,870
Hutchison Whampoa Ltd.	6,600	71,297
Johnson Electric Holdings Ltd.	8,000	15,027
Li & Fung Ltd.	4,000	7,591
Sun Hung Kai Properties Ltd.	2,000	18,592
Television Broadcasts Ltd.	1,000	5,052
TOTAL HONG KONG		253,118
Ireland - 0.6%
Bank of Ireland, Inc.	7,008	67,211
CRH PLC	4,387	73,951
TOTAL IRELAND		141,162
Italy - 1.6%
Banca Nazionale del Lavoro (BNL)	14,340	45,610
Bulgari Spa	5,960	70,163
ENI Spa	19,423	133,118
Italgas Spa	4,410	40,886
Mediolanum Spa	3,100	39,915
San Paolo IMI Spa	4,951	69,007
TOTAL ITALY		398,699
Japan - 12.6%
Aeon Credit Service Ltd.	200	10,940
Alps Electric Co. Ltd.	2,000	24,144
Asahi Breweries Ltd.	2,000	22,701
Asahi Chemical Industry Co. Ltd.	8,000	41,728
Asahi Glass Co. Ltd.	4,000	34,773
Bridgestone Corp.	5,000	58,352
Credit Saison Co. Ltd.	1,500	32,169
Dai Nippon Printing Co. Ltd.	1,000	13,770
Dainippon Pharmaceutical Co.	1,000	13,655
Daiwa House Industry Co. Ltd.	2,000	16,304
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Daiwa Securities Group, Inc.	2,000	$ 22,963
FamilyMart Co. Ltd.	500	8,488
Fancl Corp.	100	5,823
Fuji Heavy Industries Ltd.	2,000	14,746
Fuji Machine Manufacturing Co. Ltd.	200	5,232
Fuji Photo Film Co. Ltd.	3,000	122,526
Fuji Soft ABC, Inc.	300	17,173
Fujikura Ltd.	2,000	15,992
Fujisawa Pharmaceutical Co. Ltd.	1,000	20,544
Fujitsu Ltd.	4,000	55,768
Fujitsu Support & Service, Inc. (FSAS)	100	4,306
Funai Electric Co. Ltd.	100	6,881
Furukawa Electric Co. Ltd.	1,000	12,097
Gunze Ltd.	3,000	12,056
Hitachi Ltd.	2,000	19,720
Hitachi Zosen Corp. (a)	28,000	28,475
Honda Motor Co. Ltd. (a)	1,000	41,155
Hoya Corp.	300	19,929
Ito En Ltd.	300	18,576
Ito-Yokado Co. Ltd.	1,000	56,506
JAFCO Co. Ltd.	200	23,915
Japan Telecom Co. Ltd.	3	50,684
Japan Tobacco, Inc.	1	6,766
Kao Corp.	1,000	25,752
Kawasumi Laboratories, Inc. (a)	1,000	8,300
KDDI Corp.	16	65,479
Keyence Corp.	100	22,061
Kirin Beverage Corp.	1,000	20,462
Komatsu Ltd.	5,000	28,704
Konami Corp.	300	14,590
Kuraray Co. Ltd.	1,000	7,316
Kyocera Corp.	800	79,112
Mabuchi Motor Co. Ltd.	100	10,161
Matsushita Electric Industrial Co. Ltd.	2,000	33,280
Minebea Co. Ltd.	3,000	23,866
Mitsubishi Electric Corp.	4,000	24,276
Mitsubishi Tokyo Financial Group, Inc.	2	20,600
Mitsui Mining & Smelting Co. Ltd.	1,000	5,946
Mitsumi Electric Co. Ltd.	2,000	40,432
Mizuho Holdings, Inc.	6	37,447
Murata Manufacturing Co. Ltd.	100	8,521
NEC Corp.	2,000	36,676
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Nichicon Corp.	1,000	$ 13,762
Nidec Copal Corp.	1,000	9,472
Nidec Corp.	200	10,514
Nikko Securities Co. Ltd.	5,000	43,056
Nintendo Co. Ltd.	100	16,320
Nippon COMSYS Corp.	1,000	14,352
Nippon Foundry, Inc. (a)	1	7,750
Nippon Sheet Glass Co. Ltd.	1,000	9,923
Nippon System Development Co. Ltd.	100	5,905
Nippon Telegraph & Telephone Corp.	24	154,511
Nippon Unipac Holding	6	35,479
Nissan Motor Co. Ltd. (a)	5,000	34,732
Nitto Denko Corp.	1,300	42,966
Nomura Securities Co. Ltd.	4,000	85,621
NTT Data Corp. (a)	2	13,089
NTT DoCoMo, Inc.	6	124,987
Oki Electric Industry Co. Ltd. (a)	6,000	30,017
Oriental Land Co. Ltd.	800	54,915
ORIX Corp.	600	53,095
Ricoh Co. Ltd.	1,000	18,986
Rohm Co. Ltd.	500	89,393
Sanden Corp.	1,000	4,806
Secom Co. Ltd.	500	30,755
Sekisui House Ltd.	1,000	8,718
Senshukai Co. Ltd.	1,000	4,593
Shin-Etsu Chemical Co. Ltd.	1,000	40,678
Shinko Electric Industries Co.Ltd. (a)	1,600	37,004
SMC Corp.	200	24,030
Snow Brand Milk Products Co. Ltd. (a)	1,000	3,609
Softbank Corp.	700	26,982
Sony Corp.	1,400	107,310
Square Co. Ltd. (a)	300	8,611
Sumitomo Bakelite Co. Ltd.	4,000	38,054
Sumitomo Heavy Industries Ltd.	8,000	13,188
Sumitomo Mitsui Banking Corp.	4,600	43,535
Sumitomo Trust & Banking Ltd.	2,000	13,762
Suzuki Motor Corp.	2,000	25,752
Takeda Chemical Industries Ltd.	1,000	48,879
Takefuji Corp.	200	15,878
TDK Corp.	200	11,777
Terumo Corp.	1,000	20,339
The Suruga Bank Ltd.	3,000	22,143
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
THK Co. Ltd.	500	$ 12,158
Tokai Corp.	1,000	5,552
Tokyo Electric Power Co.	700	16,936
Tokyo Electron Ltd.	100	7,381
Toppan Forms Co. Ltd.	500	8,529
Toppan Printing Co. Ltd.	3,000	29,155
Tostem Corp.	2,000	32,132
Toto Ltd.	2,000	15,189
Toyota Motor Corp.	3,700	124,716
Tsubaki Nakashima Co. Ltd.	1,000	9,431
Uni-Charm Corp	300	11,908
Union Tool Co. (a)	100	5,659
Welfide Corp.	1,000	8,751
World Co. Ltd.	100	2,895
Yamaha Motor Co. Ltd.	2,000	15,156
Yamanouchi Pharmaceutical Co. Ltd.	1,000	28,048
Yamato Transport Co. Ltd.	1,000	21,651
Zeon Corp.	1,000	5,159
TOTAL JAPAN		3,151,492
Netherlands - 2.4%
ASM Lithography Holding NV (a)	1,080	28,554
Buhrmann NV	2,840	47,092
Heineken Holding NV (A Shares)	400	15,366
Heineken NV	1,000	51,857
ING Groep NV (Certificaten Van Aandelen)	2,200	150,233
Koninklijke Ahold NV	1,499	46,547
Koninklijke KPN NV	9,020	110,275
Numico NV	3,800	150,329
TOTAL NETHERLANDS		600,253
Norway - 0.4%
DnB Holding ASA	12,800	56,282
Tomra Systems AS	2,800	44,322
TOTAL NORWAY		100,604
Portugal - 0.1%
Telecel Comunicacoes Pessoais SA (a)	2,780	30,880
Singapore - 0.3%
Chartered Semiconductor Manufacturing Ltd. (a)	2,000	6,149
City Developments Ltd.	1,000	3,514
DBS Group Holdings Ltd.	1,000	8,729
Common Stocks - continued
	Shares	Value (Note 1)
Singapore - continued
Oversea-Chinese Banking Corp. Ltd.	2,050	$ 12,380
Overseas Union Bank Ltd.	2,000	7,796
Singapore Airlines Ltd.	1,000	7,960
Singapore Press Holdings Ltd.	400	4,590
Singapore Technologies Engineering Ltd.	3,000	4,496
Singapore Telecommunications Ltd.	5,000	4,996
United Overseas Bank Ltd.	2,056	13,658
TOTAL SINGAPORE		74,268
Spain - 1.7%
Altadis SA	10,290	127,810
Banco Santander Central Hispano SA	10,600	105,328
Centros Comerciales Carrefour SA	300	4,522
Telefonica SA	11,144	188,643
TOTAL SPAIN		426,303
Sweden - 0.9%
Assa Abloy AB (B Shares)	7,542	131,252
Svenska Handelsbanken AB (A Shares)	3,978	59,338
Telefonaktiebolaget LM Ericsson AB (B Shares)	5,635	36,289
TOTAL SWEDEN		226,879
Switzerland - 2.5%
Credit Suisse Group (Reg.)	272	50,707
Kuoni Reisen Holding AG Class B (Reg.)	78	34,116
Nestle SA (Reg.)	37	76,588
Novartis AG (Reg.)	175	271,884
Swiss Reinsurance Co. (Reg.)	17	33,455
Zurich Financial Services AG	453	161,068
TOTAL SWITZERLAND		627,818
United Kingdom - 9.9%
3i Group PLC	7,200	129,614
AstraZeneca PLC (Sweden)	1,872	87,605
Bank of Scotland	6,700	76,989
Barclays PLC	5,110	164,529
BBA Group PLC	10,060	41,316
BP Amoco PLC	25,300	228,038
British Telecommunications PLC	3,650	29,529
Compass Group PLC (a)	12,400	95,110
Computacenter PLC	3,880	25,402
Energis PLC (a)	3,780	19,689
GlaxoSmithKline PLC (a)	4,241	113,595
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Granada PLC	12,400	$ 33,359
HSBC Holdings PLC:
(Hong Kong) (Reg.)	5,844	76,369
(United Kingdom) (Reg.)	5,390	70,437
Jazztel PLC (a)	900	8,184
Lloyds TSB Group PLC	11,300	117,477
Marks & Spencer PLC	9,600	36,817
Misys PLC	4,100	37,373
National Grid Group PLC	7,950	60,864
Prudential PLC	7,200	84,280
Reed International PLC	9,900	98,177
Reuters Group PLC	2,800	42,042
Safeway PLC	7,800	35,941
Shell Transport & Trading Co. PLC (Reg.)	29,700	247,946
United Business Media PLC	1,634	16,999
United Business Media PLC (B Shares) (a)	2,480	8,695
Vodafone Group PLC	133,784	405,902
WPP Group PLC	6,000	71,908
TOTAL UNITED KINGDOM		2,464,186
United States of America - 49.5%
Abercrombie & Fitch Co. Class A (a)	200	6,660
Adobe Systems, Inc.	1,290	57,947
Affiliated Computer Services, Inc. Class A (a)	3,470	249,840
Alpharma, Inc. Class A	800	18,096
American Home Products Corp.	2,640	152,460
American Standard Companies, Inc. (a)	1,410	84,953
AsiaInfo Holdings, Inc. (a)	200	2,500
AT&T Corp.	5,950	132,566
AutoNation, Inc.	36,570	396,785
AutoZone, Inc. (a)	3,280	102,795
Avon Products, Inc.	15,300	647,496
Ball Corp.	1,550	71,300
BEA Systems, Inc. (a)	320	13,072
BellSouth Corp.	3,680	154,413
BFGoodrich Co.	2,480	97,712
Bristol-Myers Squibb Co.	9,870	552,720
Burlington Northern Santa Fe Corp.	3,110	91,434
Cardinal Health, Inc.	12,480	841,148
Caterpillar, Inc.	980	49,196
CDW Computer Centers, Inc. (a)	900	36,378
Cendant Corp. (a)	3,950	70,073
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Champion Enterprises, Inc. (a)	400	$ 3,220
CIGNA Corp.	1,260	134,442
Cintas Corp.	1,340	58,705
Clear Channel Communications, Inc. (a)	3,264	182,131
Computer Associates International, Inc.	11,770	378,876
Compuware Corp. (a)	2,360	24,261
Comverse Technology, Inc. (a)	1,590	108,915
Cygnus, Inc. (a)	2,920	19,418
Danaher Corp.	560	31,366
Dell Computer Corp. (a)	2,430	63,763
DENTSPLY International, Inc.	1,520	59,554
Ditech Communications Corp. (a)	70	851
eFunds Corp.	620	12,090
Enron Corp.	870	54,566
ENSCO International, Inc.	310	12,059
Expeditors International of Washington, Inc.	360	18,011
Fairchild Semiconductor International, Inc. Class A (a)	1,430	25,883
Fannie Mae	3,060	245,596
Fox Entertainment Group, Inc. Class A (a)	5,010	114,980
Freddie Mac	5,380	354,004
Gateway, Inc. (a)	9,850	187,150
General Electric Co.	4,760	231,003
Georgia-Pacific Group	610	19,831
Gillette Co.	2,230	63,243
Guidant Corp. (a)	12,970	531,770
Hilton Hotels Corp.	12,200	134,810
Informix Corp. (a)	3,760	18,800
Ingersoll-Rand Co.	760	35,720
Integrated Circuit Systems, Inc.	100	1,677
Intel Corp.	7,630	235,843
J.D. Edwards & Co. (a)	4,490	35,471
J.P. Morgan Chase & Co.	2,720	130,506
Kent Electronics Corp. (a)	1,050	22,680
King Pharmaceuticals, Inc. (a)	470	19,801
LAM Research Corp. (a)	4,100	121,360
Lear Corp. (a)	990	35,640
Lockheed Martin Corp.	1,330	46,763
Lyondell Chemical Co.	2,950	46,345
Macromedia, Inc. (a)	1,740	39,428
Manpower, Inc.	4,130	133,606
Marine Drilling Companies, Inc. (a)	2,240	67,133
Marriott International, Inc. Class A	710	32,575
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
MBIA, Inc.	1,455	$ 69,622
Mediacom Communications Corp. Class A (a)	500	10,125
Merrill Lynch & Co., Inc.	3,670	226,439
Microsoft Corp. (a)	2,060	139,565
Minnesota Mining & Manufacturing Co.	560	66,646
Mohawk Industries, Inc. (a)	650	21,229
Moody's Corp.	580	18,212
Morgan Stanley Dean Witter & Co.	2,490	156,347
Nabors Industries, Inc. (a)	1,130	67,371
National-Oilwell, Inc. (a)	890	35,200
Networks Associates, Inc. (a)	3,470	38,274
Nucor Corp.	1,570	79,646
Omnicom Group, Inc.	1,580	138,803
PeopleSoft, Inc. (a)	3,220	119,269
Pfizer, Inc.	16,852	729,692
Phelps Dodge Corp.	3,380	151,221
Philip Morris Companies, Inc.	2,480	124,273
Pier 1 Imports, Inc.	2,500	27,750
Priority Healthcare Corp. Class B (a)	620	21,564
Procter & Gamble Co.	2,420	145,321
QUALCOMM, Inc. (a)	1,310	75,142
RadiSys Corp. (a)	1,030	21,733
Regis Corp.	300	5,550
Rite Aid Corp. (a)	4,550	33,170
Robert Half International, Inc. (a)	2,880	80,064
Ryerson Tull, Inc.	6,000	65,640
Sabre Holdings Corp. Class A (a)	820	40,885
SBC Communications, Inc.	5,040	207,900
Siebel Systems, Inc. (a)	1,190	54,240
Solutia, Inc.	1,020	12,954
Sonic Automotive, Inc. Class A (a)	11,200	117,824
Staples, Inc. (a)	3,210	52,227
Starwood Hotels & Resorts Worldwide, Inc. unit	1,960	70,736
Sun Microsystems, Inc. (a)	3,770	64,542
Sysco Corp.	1,280	35,994
Take-Two Interactive Software, Inc. (a)	1,120	15,613
The Coca-Cola Co.	3,560	164,436
Thermo Electron Corp. (a)	1,810	47,712
Tricon Global Restaurants, Inc. (a)	850	38,097
Tyco International Ltd.	6,320	337,298
Tyson Foods, Inc. Class A	5,420	74,633
Union Pacific Corp.	1,540	87,611
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
United Technologies Corp.	830	$ 64,806
Viad Corp.	4,950	123,057
Walt Disney Co.	1,920	58,080
Weatherford International, Inc.	1,030	59,977
Wendy's International, Inc.	1,220	30,903
TOTAL UNITED STATES OF AMERICA		12,350,783
TOTAL COMMON STOCKS (Cost $24,268,301)		24,161,306
Nonconvertible Preferred Stocks - 1.5%

Germany - 0.9%
Hugo Boss AG	315	94,907
ProSieben Sat.1 Media AG	3,150	56,033
Wella AG	1,835	75,703
TOTAL GERMANY		226,643
Italy - 0.6%
Telecom Italia Spa Risp	25,300	157,460
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $336,645)		384,103
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount
United Kingdom - 0.0%
BAE Systems PLC 7.45% 11/29/03 (Cost $295)	-	GBP	433	432
Cash Equivalents - 2.1%
	Shares
Fidelity Cash Central Fund, 4.70% (b) (Cost $523,311)	523,311	$ 523,311
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $25,128,552)		25,069,152
NET OTHER ASSETS - (0.4)%		(98,968)
NET ASSETS - 100%		$ 24,970,184
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost
of investment securities for income tax purposes was $25,441,349. Net unrealized depreciation aggregated $372,197, of which $2,075,538 related to appreciated investment securities and $2,447,735 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $413,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $25,128,552) - See accompanying schedule		$ 25,069,152
Cash		11,077
Receivable for investments sold		262,996
Receivable for fund shares sold		60,478
Dividends receivable		58,096
Interest receivable		1,718
Other receivables		497
Total assets		25,464,014
Liabilities
Payable for investments purchased	$ 338,329
Payable for fund shares redeemed	106,642
Accrued management fee	4,874
Distribution fees payable	12,672
Other payables and accrued expenses	31,313
Total liabilities		493,830
Net Assets		$ 24,970,184
Net Assets consist of:
Paid in capital		$ 26,364,029
Accumulated net investment (loss)		(56,349)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,277,577)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(59,919)
Net Assets		$ 24,970,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,240,590 ÷ 374,768 shares)	$11.32
Maximum offering price per share (100/94.25 of $11.32)	$12.01
Class T: Net Asset Value and redemption price per share ($9,226,301 ÷ 818,945 shares)	$11.27
Maximum offering price per share (100/96.50 of $11.27)	$11.68
Class B: Net Asset Value and offering price per share ($5,628,231 ÷ 505,490 shares) A	$11.13
Class C: Net Asset Value and offering price per share ($4,748,417 ÷ 426,068 shares) A	$11.14
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,126,645 ÷ 99,089 shares)	$11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 143,931
Special dividend from Granada PLC		88,415
Interest		35,395
		267,741
Less foreign taxes withheld		(12,089)
Total income		255,652
Expenses
Management fee	$ 85,865
Transfer agent fees	48,336
Distribution fees	76,253
Accounting fees and expenses	30,041
Non-interested trustees' compensation	42
Custodian fees and expenses	38,111
Registration fees	76,761
Audit	9,114
Legal	289
Reports to shareholders	3,717
Miscellaneous	1,334
Total expenses before reductions	369,863
Expense reductions	(96,408)	273,455
Net investment income (loss)		(17,803)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(778,191)
Foreign currency transactions	(9,075)	(787,266)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,847,478)
Assets and liabilities in foreign currencies	470	(1,847,008)
Net gain (loss)		(2,634,274)
Net increase (decrease) in net assets resulting from operations		$ (2,652,077)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (17,803)	$ (137,872)
Net realized gain (loss)	(787,266)	(426,876)
Change in net unrealized appreciation (depreciation)	(1,847,008)	695,599
Net increase (decrease) in net assets resulting from operations	(2,652,077)	130,851
Distributions to Shareholders From net realized gain	-	(179,139)
In excess of net realized gain	-	(59,365)
Total distributions	-	(238,504)
Share transactions - net increase (decrease)	5,145,598	11,427,176
Total increase (decrease) in net assets	2,493,521	11,319,523
Net Assets
Beginning of period	22,476,663	11,157,140
End of period (including accumulated net investment loss of $56,349 and $42,698, respectively)	$ 24,970,184	$ 22,476,663

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01 I	(.04) H	(.04)
Net realized and unrealized gain (loss)	(1.31)	1.13	1.83
Total from investment operations	(1.30)	1.09	1.79
Less Distributions
From net realized gain	-	(.20)	-
In excess of net realized gain	-	(.06)	-
Total distributions	-	(.26)	-
Net asset value, end of period	$ 11.32	$ 12.62	$ 11.79
Total Return B, C	(10.30)%	9.28%	17.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,241	$ 2,868	$ 1,853
Ratio of expenses to average net assets	2.00% A, F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.98% A, G	1.99% G	1.99% A, G
Ratio of net investment income (loss) to average net assets	.24% A	(.33)%	(.47)% A
Portfolio turnover rate	168% A	106%	69% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Investment income per share reflects a special dividend from Granada PLC which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 11.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00) I	(.08) H	(.07)
Net realized and unrealized gain (loss)	(1.33)	1.15	1.84
Total from investment operations	(1.33)	1.07	1.77
Less Distributions
From net realized gain	-	(.18)	-
In excess of net realized gain	-	(.06)	-
Total distributions	-	(.24)	-
Net asset value, end of period	$ 11.27	$ 12.60	$ 11.77
Total Return B, C	(10.56)%	9.12%	17.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,226	$ 8,019	$ 3,204
Ratio of expenses to average net assets	2.25% A, F	2.25% F	2.25% A, F
Ratio of expenses to average net assets after expense reductions	2.23% A, G	2.24% G	2.24% A, G
Ratio of net investment income (loss) to average net assets	(.01)% A	(.58)%	(.72)% A
Portfolio turnover rate	168% A	106%	69% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Investment income per share reflects a special dividend from Granada PLC which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03) I	(.14) H	(.12)
Net realized and unrealized gain (loss)	(1.32)	1.14	1.83
Total from investment operations	(1.35)	1.00	1.71
Less Distributions
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.06)	-
Total distributions	-	(.23)	-
Net asset value, end of period	$ 11.13	$ 12.48	$ 11.71
Total Return B, C	(10.82)%	8.56%	17.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,628	$ 5,187	$ 2,268
Ratio of expenses to average net assets	2.75% A, F	2.75% F	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.73% A, G	2.74% G	2.74% A, G
Ratio of net investment income (loss) to average net assets	(.51)% A	(1.08)%	(1.22)% A
Portfolio turnover rate	168% A	106%	69% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Investment income per share reflects a special dividend from Granada PLC which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03) I	(.14) H	(.12)
Net realized and unrealized gain (loss)	(1.32)	1.15	1.83
Total from investment operations	(1.35)	1.01	1.71
Less Distributions
From net realized gain	-	(.17)	-
In excess of net realized gain	-	(.06)	-
Total distributions	-	(.23)	-
Net asset value, end of period	$ 11.14	$ 12.49	$ 11.71
Total Return B, C	(10.81)%	8.65%	17.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,748	$ 5,146	$ 2,649
Ratio of expenses to average net assets	2.75% A, F	2.75% F	2.75% A, F
Ratio of expenses to average net assets after expense reductions	2.73% A, G	2.74% G	2.74% A, G
Ratio of net investment income (loss) to average net assets	(.51)% A	(1.08)%	(1.22)% A
Portfolio turnover rate	168% A	106%	69% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Investment income per share reflects a special dividend from Granada PLC which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03 I	(.01) H	(.02)
Net realized and unrealized gain (loss)	(1.34)	1.16	1.83
Total from investment operations	(1.31)	1.15	1.81
Less Distributions
From net realized gain	-	(.21)	-
In excess of net realized gain	-	(.07)	-
Total distributions	-	(.28)	-
Net asset value, end of period	$ 11.37	$ 12.68	$ 11.81
Total Return B, C	(10.33)%	9.79%	18.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,127	$ 1,256	$ 1,182
Ratio of expenses to average net assets	1.75% A, F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.73% A, G	1.74% G	1.74% A, G
Ratio of net investment income (loss) to average net assets	.49% A	(.08)%	(.22)% A
Portfolio turnover rate	168% A	106%	69% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Investment income per share reflects a special dividend from Granada PLC which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Global Equity Fund(the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,393,507 and $18,548,751, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 4,735	$ 1,332
Class T	21,810	2,353
Class B	26,266	20,930
Class C	23,442	12,183
	$ 76,253	$ 36,798

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 7,704	$ 2,088
Class T	12,335	2,312
Class B	1,720	1,720 *
Class C	447	447 *
	$ 22,206	$ 6,567

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 5,817	.31 *
Class T	22,294	.52 *
Class B	11,830	.46 *
Class C	7,307	.32 *
Institutional Class	1,088	.19 *
	$ 48,336

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $683 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	2.00%	$ 12,955
Class T	2.25%	38,998
Class B	2.75%	22,211
Class C	2.75%	16,564
Institutional Class	1.75%	3,224
		$ 93,952

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,456 under this arrangement.

7. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 19% of the total outstanding shares of the fund. In addition one unaffiliated shareholder was record owner of approximately 11% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	Year ended October 31, 2000
From net realized gain
Class A	$ -	$ 31,783
Class T	-	49,590
Class B	-	36,686
Class C	-	39,947
Institutional Class	-	21,133
Total	$ -	$ 179,139
In excess of net realized gain
Class A	$ -	$ 10,533
Class T	-	16,434
Class B	-	12,158
Class C	-	13,237
Institutional Class	-	7,003
Total	$ -	$ 59,365
	$ -	$ 238,504

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	218,753	713,812	$ 2,582,518	$ 9,666,300
Reinvestment of distributions	-	3,410	-	42,316
Shares redeemed	(71,187)	(647,219)	(815,491)	(8,217,175)
Net increase (decrease)	147,566	70,003	$ 1,767,027	$ 1,491,441
Class T Shares sold	275,940	523,847	$ 3,232,217	$ 6,821,221
Reinvestment of distributions	-	5,110	-	63,360
Shares redeemed	(93,501)	(164,779)	(1,043,397)	(2,166,598)
Net increase (decrease)	182,439	364,178	$ 2,188,820	$ 4,717,983
Class B Shares sold	126,290	271,776	$ 1,454,798	$ 3,515,035
Reinvestment of distributions	-	3,807	-	46,976
Shares redeemed	(36,268)	(53,848)	(408,466)	(699,801)
Net increase (decrease)	90,022	221,735	$ 1,046,332	$ 2,862,210
Class C Shares sold	83,077	230,974	$ 951,425	$ 2,964,989
Reinvestment of distributions	-	3,366	-	41,574
Shares redeemed	(68,974)	(48,512)	(808,093)	(635,133)
Net increase (decrease)	14,103	185,828	$ 143,332	$ 2,371,430
Institutional Class Shares sold	433	1,889	$ 4,418	$ 24,700
Reinvestment of distributions	-	2,256	-	28,016
Shares redeemed	(425)	(5,122)	(4,331)	(68,604)
Net increase (decrease)	8	(977)	$ 87	$ (15,888)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on February 14, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Board of Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.000
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
	# of Votes Cast	% of Votes Cast
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	12,028,590.22	96.209
Against	136,534.58	1.092
Abstain	337,482.19	2.699
TOTAL	12,502,606.99	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	12,060,946.56	96.467
Against	72,250.82	0.578
Abstain	369,409.61	2.955
TOTAL	12,502,606.99	100.000
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	10,662,144.38	95.409
Against	115,276.26	1.032
Abstain	397,725.62	3.559
TOTAL	11,175,146.26	100.000
Broker Non-Votes	1,327,460.73

*Denotes trust-wide proposals and voting results. The special meeting of the fund's shareholders reconvened on April 18, 2001 with respect to these proposals.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investments Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Richard C. Habermann, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AGLOI-SANN-0601 134621
1.719690.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Japan

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

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Fidelity Advisor Japan Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Japan - CL A	-15.74%	-27.70%	52.30%
Fidelity Adv Japan - CL A (incl. 5.75% sales charge)	-20.58%	-31.85%	43.54%
TOPIX	-12.16%	-27.01%	19.40%
Japanese Funds Average	-15.27%	-32.78%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Tokyo Stock Exchange Index (TOPIX) - a market capitalization-weighted index of over 1,300 stocks traded in the Japanese market. To measure how Class A's performance stacked up against its peers, you can compare it to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Japan - CL A	-27.70%	19.42%
Fidelity Adv Japan - CL A (incl. 5.75% sales charge)	-31.85%	16.48%
TOPIX	-27.01%	7.77%
Japanese Funds Average	-32.78%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Japan Fund - Class A on December 17, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $14,354 - a 43.54% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Index (TOPIX) did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,940 - a 19.40% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Japan Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Japan - CL T	-15.96%	-27.95%	51.32%
Fidelity Adv Japan - CL T (incl. 3.50% sales charge)	-18.90%	-30.48%	46.02%
TOPIX	-12.16%	-27.01%	19.40%
Japanese Funds Average	-15.27%	-32.78%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Tokyo Stock Exchange Index (TOPIX) - a market capitalization-weighted index of over 1,300 stocks traded in the Japanese market. To measure how Class T's performance stacked up against its peers, you can compare it to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Japan - CL T	-27.95%	19.10%
Fidelity Adv Japan - CL T (incl. 3.50% sales charge)	-30.48%	17.32%
TOPIX	-27.01%	7.77%
Japanese Funds Average	-32.78%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Japan Fund - Class T on December 17, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $14,602 - a 46.02% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Index (TOPIX) did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,940 - a 19.40% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Japan Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Japan - CL B	-16.13%	-28.30%	49.43%
Fidelity Adv Japan - CL B (incl. contingent deferred sales charge)	-20.04%	-31.64%	46.43%
TOPIX	-12.16%	-27.01%	19.40%
Japanese Funds Average	-15.27%	-32.78%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Tokyo Stock Exchange Index (TOPIX) - a market capitalization-weighted index of over 1,300 stocks traded in the Japanese market. To measure how Class B's performance stacked up against its peers, you can compare it to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Japan - CL B	-28.30%	18.47%
Fidelity Adv Japan - CL B (incl. contingent deferred sales charge)	-31.64%	17.46%
TOPIX	-27.01%	7.77%
Japanese Funds Average	-32.78%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Japan Fund - Class B on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $14,643 - a 46.43% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Index (TOPIX) did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,940 - a 19.40% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Japan Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Japan - CL C	-16.03%	-28.16%	49.86%
Fidelity Adv Japan - CL C (incl. contingent deferred sales charge)	-16.81%	-28.83%	49.86%
TOPIX	-12.16%	-27.01%	19.40%
Japanese Funds Average	-15.27%	-32.78%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Tokyo Stock Exchange Index (TOPIX) - a market capitalization-weighted index of over 1,300 stocks traded in the Japanese market. To measure how Class C's performance stacked up against its peers, you can compare it to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Japan - CL C	-28.16%	18.61%
Fidelity Adv Japan - CL C (incl. contingent deferred sales charge)	-28.83%	18.61%
TOPIX	-27.01%	7.77%
Japanese Funds Average	-32.78%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Japan Fund - Class C on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $14,986 - a 49.86% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Index (TOPIX) did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,940 - a 19.40% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital International SM (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE® Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with William Kennedy, Portfolio Manager of Fidelity Advisor Japan Fund

Q. How did the fund perform, Bill?

A. It was a difficult period. For the six months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -15.74%, -15.96%, -16.13% and -16.03%, respectively. The fund's returns trailed those of the Tokyo Stock Exchange Index (TOPIX) and the Japanese funds average monitored by Lipper Inc., which were -12.16% and -15.27%, respectively. For the 12 months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares had respective returns of -27.70%, -27.95%, -28.30% and -28.16%. During the same period, TOPIX and the Lipper average posted returns of -27.01% and -32.78%, respectively.

Fund Talk: The Manager's Overview - continued

Q. Why did the fund trail the index and the Lipper average during the six-month period?

Semiannual Report

A. The fund tends to have more exposure to growth stocks than the index does, and growth stocks had a rough time of it during the period. Rapidly slumping demand for technology and telecommunications products and services early in the period caught most companies off guard with too much inventory. As a result, earnings estimates fell sharply, leading to a contraction in stock prices. Many investors responded to this scenario by taking shelter in defensive stocks with reliable earnings growth in such sectors as consumer cyclicals, utilities and financial services. While I made some defensive moves, I prefer not to deviate too much from the fund's strategy when growth stocks are temporarily out of favor. Rather, I viewed the correction as an opportunity to acquire the stocks I liked at favorable prices. The fund trailed the Lipper average for similar reasons during the six-month period while outperforming it over the 12-month period. Over the short term the fund's returns suffered, but I believe that disciplined adherence to a growth strategy is preferable in the long run.

Q. What is your strategy for increasing positions in stocks you like?

A. It's important not to chase stocks as their prices are climbing. I generally like to add to positions when a stock is in the bottom quartile of its recent valuation range according to whatever valuation method is most relevant for that stock. For example, if the price-to-earnings ratio is my preferred yardstick for a stock and that ratio has fluctuated between 20 and 40 over the past several years, I try to buy when it gets down to the 20 to 25 range.

Q. What stocks performed well for the fund?

A. Nissan Motor Company was the top contributor. French auto maker Renault recently aquired a 36.8% stake in the company and brought in a new manager who aggressively cut costs and made plans to introduce new models, including the Z car, a popular model back in the late 1970s and early 1980s. Nomura Securities also did well. Nomura is a securities broker, and its stock is sensitive to movements in the Japanese stock market, which staged a nice recovery toward the end of the period. Furthermore, investors began to have a greater appreciation for the company's asset management business.

Q. What stocks hurt performance?

A. Toyoda Gosei was the biggest detractor. The company produces LEDs - light-emitting diodes - a type of semiconductor used in lights for cellular phones, traffic lights and other products. The stock was hurt by the slowdown in cellular handset growth and by a patent infringement lawsuit. NTT DoCoMo, Japan's premier cellular provider, was caught in the telecommunications meltdown that occurred worldwide. Furukawa Electric, a manufacturer of fiber optics and WDM - wave division multiplexing - equipment, was another casualty of the telecom slowdown.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, Bill?

A. Many Japanese stocks depend on a favorable export environment. A weak yen aided Japanese exports during the period, but if export demand were to shrink because of a U.S. recession, the fund could suffer. On the other hand, a number of good stocks appear oversold and, if the U.S. economy recovers during the second half of 2001, many export-sensitive Japanese stocks could see strong earnings increases. I will continue to search for companies that are well-managed, globally competitive and likely to grow over the next several years, using my valuation discipline to acquire their stocks at favorable prices.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of Japanese issuers

Start date: December 17, 1998

Size: as of April 30, 2001, more than $59 million

Manager: William Kennedy, since 2000; joined Fidelity in 1994

3

Bill Kennedy on Japan's political climate:

"In April the Japanese elected a new prime minister, Junichiro Koizumi. Koizumi ran on a reformist platform, meaning that he supports changing a number of Japanese institutions that are seen by many to be obstructing economic and political progress. For example, there is the postal savings system, which offers Japanese citizens relatively low rates of interest in exchange for money that is directed into construction projects such as bridges and roads. Some have criticized this savings plan for funding unnecessary projects merely to reward political contributors and keep employment high. Koizumi has said that he would like to privatize the postal savings system, which would likely result in higher savings rates and more efficient allocation of resources.

"Koizumi has similarly progressive plans for dealing with other issues that have dogged the Japanese economy, such as lax bank lending policies and fiscal deficits. The recent rebound in Japanese stocks in part reflects confidence that Koizumi will be a more successful reformer than his predecessors. However, we must keep in mind that change occurs at a slower pace in Japan. Even if he follows through on his stated platform, it could take longer than many investors anticipate. Furthermore, the market could be hurt if Koizumi appears to be backpedaling on his initiatives. For now, however, the Japanese stock market likes what he is saying."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
NTT DoCoMo, Inc.	8.2	8.0
Toyota Motor Corp.	4.1	4.2
Sony Corp.	3.7	3.2
Takeda Chemical Industries Ltd.	3.4	4.0
Nomura Securities Co. Ltd.	3.3	1.4
Nissan Motor Co. Ltd.	3.1	2.2
Canon, Inc.	2.8	2.7
Sumitomo Mitsui Banking Corp.	2.4	2.2
Hoya Corp.	2.2	1.5
Ricoh Co. Ltd.	2.0	0.8
	35.2
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.0	23.5
Information Technology	21.6	19.1
Financials	20.0	13.6
Telecommunication Services	9.2	10.3
Health Care	6.2	9.1
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 89.2%	Stocks 90.8%
Short-Term Investments and Net Other Assets 10.8%	Short-Term Investments and Net Other Assets 9.2%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 0.9%
Stanley Electric Co. Ltd.	37,000	$ 354,728
Toyoda Gosei Co. Ltd.	8,000	169,929
		524,657
Automobiles - 9.3%
Fuji Heavy Industries Ltd.	37,000	272,797
Honda Motor Co. Ltd. (a)	24,000	987,720
Nissan Motor Co. Ltd. (a)	267,000	1,854,700
Toyota Motor Corp.	71,700	2,416,796
		5,532,013
Hotels Restaurants & Leisure - 2.2%
Kappa Create Co. Ltd.	21,400	965,285
Skylark Co. Ltd.	11,000	344,616
		1,309,901
Household Durables - 5.2%
Matsushita Electric Industrial Co. Ltd.	23,000	382,720
Pioneer Corp.	16,000	484,201
Sony Corp.	29,000	2,222,850
		3,089,771
Leisure Equipment & Products - 3.5%
Fuji Photo Film Co. Ltd.	19,000	776,000
Konica Corp. (a)	34,000	235,900
Nintendo Co. Ltd.	6,400	1,044,509
		2,056,409
Multiline Retail - 0.5%
Ito-Yokado Co. Ltd.	5,000	282,532
Specialty Retail - 1.4%
Shimachu Co. Ltd.	2,300	33,953
Yamada Denki Co. Ltd.	10,000	831,605
		865,558
TOTAL CONSUMER DISCRETIONARY		13,660,841
CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Asahi Breweries Ltd.	28,000	317,814
Food & Drug Retailing - 0.7%
Seven Eleven Japan Co. Ltd.	9,000	443,605
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.3%
Yakult Honsha Co. Ltd.	16,000	$ 193,943
Household Products - 0.6%
Kao Corp.	14,000	360,526
Personal Products - 0.4%
Kose Corp.	6,000	209,131
TOTAL CONSUMER STAPLES		1,525,019
FINANCIALS - 20.0%
Banks - 7.5%
Aeon Credit Service Ltd.	19,400	1,061,221
Chiba Bank Ltd.	70,000	264,080
Mitsubishi Tokyo Financial Group, Inc.	87	896,100
Mizuho Holdings, Inc.	88	549,220
Sumitomo Mitsui Banking Corp.	149,000	1,410,169
The Suruga Bank Ltd.	37,000	273,101
		4,453,891
Diversified Financials - 11.8%
Credit Saison Co. Ltd.	32,700	701,291
Daiwa Securities Group, Inc.	92,000	1,056,318
JAFCO Co. Ltd.	5,600	669,614
Nikko Securities Co. Ltd.	113,000	973,076
Nomura Securities Co. Ltd.	92,000	1,969,279
ORIX Corp.	5,100	451,305
Sumitomo Trust & Banking Ltd.	78,000	536,705
Takefuji Corp.	8,500	674,797
		7,032,385
Real Estate - 0.7%
Mitsubishi Estate Co. Ltd. (a)	41,000	419,977
TOTAL FINANCIALS		11,906,253
HEALTH CARE - 6.2%
Health Care Equipment & Supplies - 1.7%
Japan Medical Dynamic Marketing, Inc.	23,100	1,051,439
Health Care Providers & Services - 0.4%
SRL, Inc. (a)	19,000	227,502
Pharmaceuticals - 4.1%
Kyorin Pharmaceutical Co. Ltd. (a)	1,000	36,249
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Sankyo Co. Ltd.	18,000	$ 380,865
Takeda Chemical Industries Ltd.	41,000	2,004,052
		2,421,166
TOTAL HEALTH CARE		3,700,107
INDUSTRIALS - 4.3%
Construction & Engineering - 0.2%
Daito Trust Construction Co.	5,700	98,169
Electrical Equipment - 1.8%
Mitsubishi Electric Corp.	68,000	412,686
Nitto Denko Corp.	15,000	495,764
Sumitomo Electric Industries Ltd.	12,000	150,378
		1,058,828
Machinery - 1.8%
Fuji Machine Manufacturing Co. Ltd.	13,300	347,954
Hino Motors Ltd. (a)	54,000	250,220
THK Co. Ltd.	20,500	498,491
		1,096,665
Road & Rail - 0.5%
West Japan Railway Co.	62	302,543
TOTAL INDUSTRIALS		2,556,205
INFORMATION TECHNOLOGY - 21.6%
Computers & Peripherals - 2.6%
Fujitsu Ltd.	24,000	334,610
NEC Corp.	31,000	568,478
Nippon Foundry, Inc. (a)	35	271,256
Toshiba Corp.	60,000	399,072
		1,573,416
Electronic Equipment & Instruments - 6.3%
Alps Electric Co. Ltd.	30,000	362,166
Anritsu Corp.	19,000	308,374
Hitachi Chemical Co. Ltd.	23,500	383,338
Hitachi Ltd.	30,000	295,800
Hoya Corp.	19,600	1,302,027
Kyocera Corp.	2,800	276,892
Murata Manufacturing Co. Ltd.	3,700	315,280
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Nichicon Corp.	17,800	$ 244,958
Nidec Corp.	5,100	268,106
		3,756,941
Internet Software & Services - 0.1%
Access Co. Ltd.	1	29,360
IT Consulting & Services - 1.3%
CSK Corp.	10,500	335,840
Hitachi Information Systems Co. Ltd.	15,900	455,094
		790,934
Office Electronics - 4.8%
Canon, Inc.	42,000	1,677,900
Ricoh Co. Ltd.	61,000	1,158,137
		2,836,037
Semiconductor Equipment & Products - 3.4%
Advantest Corp.	3,700	429,982
Nikon Corp.	9,000	112,931
Rohm Co. Ltd.	5,500	983,327
Tokyo Electron Ltd.	6,800	501,915
		2,028,155
Software - 3.1%
Fuji Soft ABC, Inc.	7,300	417,885
Fujitsu Broad Solution & Consulting, Inc.	4,400	146,146
Ines Corp.	19,400	203,494
Konami Corp.	18,400	894,853
Trend Micro, Inc. New (a)	3,500	157,874
		1,820,252
TOTAL INFORMATION TECHNOLOGY		12,835,095
MATERIALS - 1.7%
Chemicals - 1.7%
Nissan Chemical Industries Co. Ltd.	82,000	584,403
Shin-Etsu Chemical Co. Ltd.	10,000	406,781
		991,184
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 1.0%
Japan Telecom Co. Ltd.	14	$ 236,523
Nippon Telegraph & Telephone Corp.	56	360,526
		597,049
Wireless Telecommunication Services - 8.2%
NTT DoCoMo, Inc.	233	4,853,652
TOTAL TELECOMMUNICATION SERVICES		5,450,701
UTILITIES - 0.7%
Electric Utilities - 0.7%
Tokyo Electric Power Co.	17,500	423,388
TOTAL COMMON STOCKS (Cost $52,522,605)		53,048,793
Cash Equivalents - 3.1%

Fidelity Cash Central Fund, 4.70% (b) (Cost $1,845,148)	1,845,148	1,845,148
TOTAL INVESTMENT PORTFOLIO - 92.3% (Cost $54,367,753)		54,893,941
NET OTHER ASSETS - 7.7%		4,569,659
NET ASSETS - 100%		$ 59,463,600
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $55,032,874. Net unrealized depreciation aggregated $138,933, of which $5,314,284 related to appreciated investment securities and $5,453,217 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $4,503,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $54,367,753) - See accompanying schedule		$ 54,893,941
Cash		3,579
Receivable for investments sold		1,774,245
Receivable for fund shares sold		2,990,271
Dividends receivable		161,375
Interest receivable		5,936
Total assets		59,829,347
Liabilities
Payable for investments purchased	$ 56,198
Payable for fund shares redeemed	190,225
Accrued management fee	33,950
Distribution fees payable	34,132
Other payables and accrued expenses	51,242
Total liabilities		365,747
Net Assets		$ 59,463,600
Net Assets consist of:
Paid in capital		$ 77,279,714
Distributions in excess of net investment income		(2,589,269)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,819,894)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		593,049
Net Assets		$ 59,463,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,279,282 ÷ 527,207 shares)	$13.81
Maximum offering price per share (100/94.25 of $13.81)	$14.65
Class T: Net Asset Value and redemption price per share ($17,990,182 ÷ 1,301,688 shares)	$13.82
Maximum offering price per share (100/96.50 of $13.82)	$14.32
Class B: Net Asset Value and offering price per share ($20,016,265 ÷ 1,459,257 shares) A	$13.72
Class C: Net Asset Value and offering price per share ($12,775,209 ÷ 926,951 shares) A	$13.78
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,402,662 ÷ 101,079 shares)	$13.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 210,505
Interest		120,165
		330,670
Less foreign taxes withheld		(31,576)
Total income		299,094
Expenses
Management fee	$ 273,744
Transfer agent fees	142,994
Distribution fees	271,938
Accounting fees and expenses	31,252
Non-interested trustees' compensation	158
Custodian fees and expenses	28,968
Registration fees	77,142
Audit	16,188
Legal	1,373
Interest	301
Reports to shareholders	24,783
Miscellaneous	617
Total expenses before reductions	869,458
Expense reductions	(13,964)	855,494
Net investment income (loss)		(556,400)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(10,891,149)
Foreign currency transactions	(14,786)	(10,905,935)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(5,411,436)
Assets and liabilities in foreign currencies	69,014	(5,342,422)
Net gain (loss)		(16,248,357)
Net increase (decrease) in net assets resulting from operations		$ (16,804,757)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (556,400)	$ (1,775,172)
Net realized gain (loss)	(10,905,935)	2,533,924
Change in net unrealized appreciation (depreciation)	(5,342,422)	(12,124,577)
Net increase (decrease) in net assets resulting from operations	(16,804,757)	(11,365,825)
Distributions to shareholders From net investment income	(4,734,359)	(170,831)
In excess of net investment income	(2,032,869)	(389,931)
From net realized gain	-	(1,285,442)
Total distributions	(6,767,228)	(1,846,204)
Share transactions - net increase (decrease)	(25,022,390)	42,592,329
Total increase (decrease) in net assets	(48,594,375)	29,380,300
Net Assets
Beginning of period	108,057,975	78,677,675
End of period (including under (over) distribution of net investment income of $(2,589,269) and $4,826,267, respectively)	$ 59,463,600	$ 108,057,975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 19.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)	(.16)	(.13)
Net realized and unrealized gain (loss)	(2.58)	(.76)	9.17
Total from investment operations	(2.65)	(.92)	9.04
Less Distributions
From net investment income	(.92)	(.04) H	-
In excess of net investment income	(.40)	(.08)	-
From net realized gain	-	(.22) H	-
Total distributions	(1.32)	(.34)	-
Net asset value, end of period	$ 13.81	$ 17.78	$ 19.04
Total Return B, C	(15.74)%	(5.07)%	90.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 7,279	$ 18,657	$ 7,130
Ratio of expenses to average net assets	1.81% A	1.44%	2.02% A, F
Ratio of expenses to average net assets after expense reductions	1.78% A, G	1.42% G	2.01% A, G
Ratio of net investment income to average net assets	(.96)% A	(.76)%	(1.04)% A
Portfolio turnover rate	115% A	169%	152% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 19.01	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.10)	(.21)	(.17)
Net realized and unrealized gain (loss)	(2.59)	(.75)	9.18
Total from investment operations	(2.69)	(.96)	9.01
Less Distributions
From net investment income	(.85)	(.03) H	-
In excess of net investment income	(.36)	(.08)	-
From net realized gain	-	(.22) H	-
Total distributions	(1.21)	(.33)	-
Net asset value, end of period	$ 13.82	$ 17.72	$ 19.01
Total Return B, C	(15.96)%	(5.29)%	90.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 17,990	$ 29,840	$ 25,682
Ratio of expenses to average net assets	2.20% A	1.71%	2.27% A, F
Ratio of expenses to average net assets after expense reductions	2.17% A, G	1.69% G	2.26% A, G
Ratio of net investment income to average net assets	(1.35)% A	(1.03)%	(1.29)% A
Portfolio turnover rate	115% A	169%	152% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.55	$ 18.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.13)	(.32)	(.23)
Net realized and unrealized gain (loss)	(2.57)	(.74)	9.15
Total from investment operations	(2.70)	(1.06)	8.92
Less Distributions
From net investment income	(.79)	(.03) H	-
In excess of net investment income	(.34)	(.06)	-
From net realized gain	-	(.22) H	-
Total distributions	(1.13)	(.31)	-
Net asset value, end of period	$ 13.72	$ 17.55	$ 18.92
Total Return B, C	(16.13)%	(5.83)%	89.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 20,016	$ 31,334	$ 20,667
Ratio of expenses to average net assets	2.70% A	2.25%	2.78% A, F
Ratio of expenses to average net assets after expense reductions	2.66% A, G	2.23% G	2.77% A, G
Ratio of net investment income to average net assets	(1.85)% A	(1.57)%	(1.79)% A
Portfolio turnover rate	115% A	169%	152% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.58	$ 18.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.12)	(.31)	(.24)
Net realized and unrealized gain (loss)	(2.57)	(.73)	9.17
Total from investment operations	(2.69)	(1.04)	8.93
Less Distributions
From net investment income	(.78)	(.03) H	-
In excess of net investment income	(.33)	(.06)	-
From net realized gain	-	(.22) H	-
Total distributions	(1.11)	(.31)	-
Net asset value, end of period	$ 13.78	$ 17.58	$ 18.93
Total Return B, C	(16.03)%	(5.72)%	89.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 12,775	$ 25,481	$ 22,213
Ratio of expenses to average net assets	2.56% A	2.16%	2.78% A, F
Ratio of expenses to average net assets after expense reductions	2.52% A, G	2.15% G	2.76% A, G
Ratio of net investment income to average net assets	(1.71)% A	(1.49)%	(1.79)% A
Portfolio turnover rate	115% A	169%	152% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.88	$ 19.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.09)	(.10)
Net realized and unrealized gain (loss)	(2.59)	(.77)	9.19
Total from investment operations	(2.63)	(.86)	9.09
Less Distributions
From net investment income	(.96)	(.04) H	-
In excess of net investment income	(.41)	(.09)	-
From net realized gain	-	(.22) H	-
Total distributions	(1.37)	(.35)	-
Net asset value, end of period	$ 13.88	$ 17.88	$ 19.09
Total Return B, C	(15.56)%	(4.75)%	90.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,403	$ 2,746	$ 2,986
Ratio of expenses to average net assets	1.45% A	1.13%	1.77% A, F
Ratio of expenses to average net assets after expense reductions	1.41% A, G	1.11% G	1.76% A, G
Ratio of net investment income to average net assets	(.60)% A	(.45)%	(.78)% A
Portfolio turnover rate	115% A	169%	152% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. At the end of the period, Japanese securities were valued in this manner. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $39,636,808 and $68,393,985, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 14,621	$ 455
Class T	51,570	1,005
Class B	118,192	89,144
Class C	87,555	13,984
	$ 271,938	$ 104,588

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 9,889	$ 4,954
Class T	11,734	2,229
Class B	92,439	92,439*
Class C	11,565	11,565*
	$ 125,627	$ 111,187

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 18,399	.32*
Class T	45,884	.46*
Class B	51,016	.44*
Class C	25,800	.30*
Institutional Class	1,895	.21*
	$ 142,994

* Annualized

Accounting Fees. Fidelity Service Company, Inc. , an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $8,209 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $2,006,000. The weighted average interest rate was 5.41%. Interest expense includes $301 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $13,964 under this arrangement.

8. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 15% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 798,581	$ 16,488
Class T	1,336,955	64,977
Class B	1,355,231	36,651
Class C	1,104,238	45,632
Institutional Class	139,354	7,083
Total	$ 4,734,359	$ 170,831
In excess of net investment income
Class A	$ 342,900	$ 37,636
Class T	574,070	148,314
Class B	581,918	83,658
Class C	474,145	104,156
Institutional Class	59,836	16,167
Total	$ 2,032,869	$ 389,931
From net realized gain
Class A	$ -	$ 103,486
Class T	-	446,016
Class B	-	309,561
Class C	-	385,432
Institutional Class	-	40,947
Total	$ -	$ 1,285,442
	$ 6,767,228	$ 1,846,204

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	994,066	1,393,696	$ 14,103,009	$ 29,537,765
Reinvestment of distributions	50,100	6,298	779,564	129,235
Shares redeemed	(1,566,461)	(724,895)	(22,544,183)	(15,092,310)
Net increase (decrease)	(522,295)	675,099	$ (7,661,610)	$ 14,574,690
Class T Shares sold	577,945	2,445,004	$ 7,900,510	$ 51,226,682
Reinvestment of distributions	107,189	23,648	1,672,144	484,784
Shares redeemed	(1,067,681)	(2,135,042)	(14,900,347)	(44,979,563)
Net increase (decrease)	(382,547)	333,610	$ (5,327,693)	$ 6,731,903
Class B Shares sold	83,705	1,744,414	$ 1,213,760	$ 37,410,476
Reinvestment of distributions	98,313	16,916	1,524,831	345,265
Shares redeemed	(508,505)	(1,067,718)	(7,121,064)	(22,035,769)
Net increase (decrease)	(326,487)	693,612	$ (4,382,473)	$ 15,719,972
Class C Shares sold	305,806	1,980,688	$ 4,276,835	$ 41,677,320
Reinvestment of distributions	64,549	18,312	1,005,033	373,936
Shares redeemed	(892,942)	(1,722,716)	(12,181,170)	(36,468,183)
Net increase (decrease)	(522,587)	276,284	$ (6,899,302)	$ 5,583,073
Institutional Class Shares sold	78,703	160,195	$ 1,137,907	$ 3,419,324
Reinvestment of distributions	4,209	1,495	65,701	30,777
Shares redeemed	(135,425)	(164,450)	(1,954,920)	(3,467,410)
Net increase (decrease)	(52,513)	(2,760)	$ (751,312)	$ (17,309)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Dollars Voted	% of Dollars Voted
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.00
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Dollars Voted	% of Dollars Voted
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
	# of Dollars Voted	% of Dollars Voted
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
PROPOSAL 2 - continued
	# of Dollars Voted	% of Dollars Voted
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Dollars Voted	% of Dollars Voted
Affirmative	67,734,379.09	97.073
Against	795,426.59	1.140
Abstain	1,247,085.12	1.787
TOTAL	69,776,890.80	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Dollars Voted	% of Dollars Voted
Affirmative	63,061,332.52	90.376
Against	4,738,644.90	6.791
Abstain	1,976,913.38	2.833
TOTAL	69,776,890.80	100.000
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Dollars Voted	% of Dollars Voted
Affirmative	41,845,710.81	93.354
Against	1,274,310.12	2.843
Abstain	1,704,634.47	3.803
TOTAL	44,824,655.40	100.000
Broker Non-Votes	22,952,235.40	27.834

*Denotes trust-wide proposals and voting results.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

William J. Kennedy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AJAF-SANN-0601 134643
1.719835.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Japan Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Japan - Inst CL	-15.56%	-27.41%	53.55%
TOPIX	-12.16%	-27.01%	19.40%
Japanese Funds Average	-15.27%	-32.78%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Tokyo Stock Exchange Index (TOPIX) - a market capitalization-weighted index of over 1,300 stocks traded in the Japanese market. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Life of fund
Fidelity Adv Japan - Inst CL	-27.41%	19.84%
TOPIX	-27.01%	7.77%
Japanese Funds Average	-32.78%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Japan Fund - Institutional Class on December 17, 1998, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $15,355 - a 53.55% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Index (TOPIX) did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,940 - a 19.40% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For international money managers, the six-month period that ended April 30, 2001, proved to be quite challenging. Technology, media and telecommunications (TMT) stocks - which had driven markets around the world to new heights - came back down to earth during the period as overcapacity and under-demand brought a rash of earnings disappointments. The big story in Europe was the continued weakness of the continent's leading telecommunications stocks. The Morgan Stanley Capital International SM (MSCI®) Europe Index fell 7.04% during the period, while the MSCI EAFE® Index - which tracks the performance of stock markets in Europe, Australasia and the Far East - declined 8.02%. For Japan, it was a six-month period of ups and downs. Long mired in an economic malaise, Japan's export economy took a turn for the worse when technology demand dried up. Toward the end of the period, however, Japan elected a new, reform-minded prime minister who showed an early willingness to take the necessary steps to get Japan out of its funk. While the MSCI Japan Index was down 11.98% during the period, it did enter positive territory in April after seven consecutive down months. Emerging markets, meanwhile, typically perform best when global economies are on the upswing, which wasn't the case during this particular period. The MSCI Emerging Markets Free Index fell 7.26% during the period.

(Portfolio Manager photograph)
An interview with William Kennedy, Portfolio Manager of Fidelity Advisor Japan Fund

Q. How did the fund perform, Bill?

A. It was a difficult period. For the six months that ended April 30, 2001, the fund's Institutional Class shares returned -15.56%. That performance trailed the Tokyo Stock Exchange Index (TOPIX) and the Japanese funds average monitored by Lipper Inc., which returned -12.16% and -15.27%, respectively. For the 12 months that ended April 30, 2001, the fund's Institutional Class shares returned -27.41%. During the same period, TOPIX and the Lipper average posted returns of -27.01% and -32.78%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund trail the index and the Lipper average during the six-month period?

A. The fund tends to have more exposure to growth stocks than the index does, and growth stocks had a rough time of it during the period. Rapidly slumping demand for technology and telecommunications products and services early in the period caught most companies off guard with too much inventory. As a result, earnings estimates fell sharply, leading to a contraction in stock prices. Many investors responded to this scenario by taking shelter in defensive stocks with reliable earnings growth in such sectors as consumer cyclicals, utilities and financial services. While I made some defensive moves, I prefer not to deviate too much from the fund's strategy when growth stocks are temporarily out of favor. Rather, I viewed the correction as an opportunity to acquire the stocks I liked at favorable prices. The fund trailed the Lipper average for similar reasons during the six-month period while outperforming it over the 12-month period. Over the short term the fund's returns suffered, but I believe that disciplined adherence to a growth strategy is preferable in the long run.

Q. What is your strategy for increasing positions in stocks you like?

A. It's important not to chase stocks as their prices are climbing. I generally like to add to positions when a stock is in the bottom quartile of its recent valuation range according to whatever valuation method is most relevant for that stock. For example, if the price-to-earnings ratio is my preferred yardstick for a stock and that ratio has fluctuated between 20 and 40 over the past several years, I try to buy when it gets down to the 20 to 25 range.

Q. What stocks performed well for the fund?

A. Nissan Motor Company was the top contributor. French auto maker Renault recently aquired a 36.8% stake in the company and brought in a new manager who aggressively cut costs and made plans to introduce new models, including the Z car, a popular model back in the late 1970s and early 1980s. Nomura Securities also did well. Nomura is a securities broker, and its stock is sensitive to movements in the Japanese stock market, which staged a nice recovery toward the end of the period. Furthermore, investors began to have a greater appreciation for the company's asset management business.

Q. What stocks hurt performance?

A. Toyoda Gosei was the biggest detractor. The company produces LEDs - light-emitting diodes - a type of semiconductor used in lights for cellular phones, traffic lights and other products. The stock was hurt by the slowdown in cellular handset growth and by a patent infringement lawsuit. NTT DoCoMo, Japan's premier cellular provider, was caught in the telecommunications meltdown that occurred worldwide. Furukawa Electric, a manufacturer of fiber optics and WDM - wave division multiplexing - equipment, was another casualty of the telecom slowdown.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, Bill?

A. Many Japanese stocks depend on a favorable export environment. A weak yen aided Japanese exports during the period, but if export demand were to shrink because of a U.S. recession, the fund could suffer. On the other hand, a number of good stocks appear oversold and, if the U.S. economy recovers during the second half of 2001, many export-sensitive Japanese stocks could see strong earnings increases. I will continue to search for companies that are well-managed, globally competitive and likely to grow over the next several years, using my valuation discipline to acquire their stocks at favorable prices.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of Japanese issuers

Start date: December 17, 1998

Size: as of April 30, 2001, more than $59 million

Manager: William Kennedy, since 2000; joined Fidelity in 1994

3

Bill Kennedy on Japan's political climate:

"In April the Japanese elected a new prime minister, Junichiro Koizumi. Koizumi ran on a reformist platform, meaning that he supports changing a number of Japanese institutions that are seen by many to be obstructing economic and political progress. For example, there is the postal savings system, which offers Japanese citizens relatively low rates of interest in exchange for money that is directed into construction projects such as bridges and roads. Some have criticized this savings plan for funding unnecessary projects merely to reward political contributors and keep employment high. Koizumi has said that he would like to privatize the postal savings system, which would likely result in higher savings rates and more efficient allocation of resources.

"Koizumi has similarly progressive plans for dealing with other issues that have dogged the Japanese economy, such as lax bank lending policies and fiscal deficits. The recent rebound in Japanese stocks in part reflects confidence that Koizumi will be a more successful reformer than his predecessors. However, we must keep in mind that change occurs at a slower pace in Japan. Even if he follows through on his stated platform, it could take longer than many investors anticipate. Furthermore, the market could be hurt if Koizumi appears to be backpedaling on his initiatives. For now, however, the Japanese stock market likes what he is saying."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
NTT DoCoMo, Inc.	8.2	8.0
Toyota Motor Corp.	4.1	4.2
Sony Corp.	3.7	3.2
Takeda Chemical Industries Ltd.	3.4	4.0
Nomura Securities Co. Ltd.	3.3	1.4
Nissan Motor Co. Ltd.	3.1	2.2
Canon, Inc.	2.8	2.7
Sumitomo Mitsui Banking Corp.	2.4	2.2
Hoya Corp.	2.2	1.5
Ricoh Co. Ltd.	2.0	0.8
	35.2
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.0	23.5
Information Technology	21.6	19.1
Financials	20.0	13.6
Telecommunication Services	9.2	10.3
Health Care	6.2	9.1
Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Stocks 89.2%	Stocks 90.8%
Short-Term Investments and Net Other Assets 10.8%	Short-Term Investments and Net Other Assets 9.2%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 0.9%
Stanley Electric Co. Ltd.	37,000	$ 354,728
Toyoda Gosei Co. Ltd.	8,000	169,929
		524,657
Automobiles - 9.3%
Fuji Heavy Industries Ltd.	37,000	272,797
Honda Motor Co. Ltd. (a)	24,000	987,720
Nissan Motor Co. Ltd. (a)	267,000	1,854,700
Toyota Motor Corp.	71,700	2,416,796
		5,532,013
Hotels Restaurants & Leisure - 2.2%
Kappa Create Co. Ltd.	21,400	965,285
Skylark Co. Ltd.	11,000	344,616
		1,309,901
Household Durables - 5.2%
Matsushita Electric Industrial Co. Ltd.	23,000	382,720
Pioneer Corp.	16,000	484,201
Sony Corp.	29,000	2,222,850
		3,089,771
Leisure Equipment & Products - 3.5%
Fuji Photo Film Co. Ltd.	19,000	776,000
Konica Corp. (a)	34,000	235,900
Nintendo Co. Ltd.	6,400	1,044,509
		2,056,409
Multiline Retail - 0.5%
Ito-Yokado Co. Ltd.	5,000	282,532
Specialty Retail - 1.4%
Shimachu Co. Ltd.	2,300	33,953
Yamada Denki Co. Ltd.	10,000	831,605
		865,558
TOTAL CONSUMER DISCRETIONARY		13,660,841
CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Asahi Breweries Ltd.	28,000	317,814
Food & Drug Retailing - 0.7%
Seven Eleven Japan Co. Ltd.	9,000	443,605
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.3%
Yakult Honsha Co. Ltd.	16,000	$ 193,943
Household Products - 0.6%
Kao Corp.	14,000	360,526
Personal Products - 0.4%
Kose Corp.	6,000	209,131
TOTAL CONSUMER STAPLES		1,525,019
FINANCIALS - 20.0%
Banks - 7.5%
Aeon Credit Service Ltd.	19,400	1,061,221
Chiba Bank Ltd.	70,000	264,080
Mitsubishi Tokyo Financial Group, Inc.	87	896,100
Mizuho Holdings, Inc.	88	549,220
Sumitomo Mitsui Banking Corp.	149,000	1,410,169
The Suruga Bank Ltd.	37,000	273,101
		4,453,891
Diversified Financials - 11.8%
Credit Saison Co. Ltd.	32,700	701,291
Daiwa Securities Group, Inc.	92,000	1,056,318
JAFCO Co. Ltd.	5,600	669,614
Nikko Securities Co. Ltd.	113,000	973,076
Nomura Securities Co. Ltd.	92,000	1,969,279
ORIX Corp.	5,100	451,305
Sumitomo Trust & Banking Ltd.	78,000	536,705
Takefuji Corp.	8,500	674,797
		7,032,385
Real Estate - 0.7%
Mitsubishi Estate Co. Ltd. (a)	41,000	419,977
TOTAL FINANCIALS		11,906,253
HEALTH CARE - 6.2%
Health Care Equipment & Supplies - 1.7%
Japan Medical Dynamic Marketing, Inc.	23,100	1,051,439
Health Care Providers & Services - 0.4%
SRL, Inc. (a)	19,000	227,502
Pharmaceuticals - 4.1%
Kyorin Pharmaceutical Co. Ltd. (a)	1,000	36,249
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Sankyo Co. Ltd.	18,000	$ 380,865
Takeda Chemical Industries Ltd.	41,000	2,004,052
		2,421,166
TOTAL HEALTH CARE		3,700,107
INDUSTRIALS - 4.3%
Construction & Engineering - 0.2%
Daito Trust Construction Co.	5,700	98,169
Electrical Equipment - 1.8%
Mitsubishi Electric Corp.	68,000	412,686
Nitto Denko Corp.	15,000	495,764
Sumitomo Electric Industries Ltd.	12,000	150,378
		1,058,828
Machinery - 1.8%
Fuji Machine Manufacturing Co. Ltd.	13,300	347,954
Hino Motors Ltd. (a)	54,000	250,220
THK Co. Ltd.	20,500	498,491
		1,096,665
Road & Rail - 0.5%
West Japan Railway Co.	62	302,543
TOTAL INDUSTRIALS		2,556,205
INFORMATION TECHNOLOGY - 21.6%
Computers & Peripherals - 2.6%
Fujitsu Ltd.	24,000	334,610
NEC Corp.	31,000	568,478
Nippon Foundry, Inc. (a)	35	271,256
Toshiba Corp.	60,000	399,072
		1,573,416
Electronic Equipment & Instruments - 6.3%
Alps Electric Co. Ltd.	30,000	362,166
Anritsu Corp.	19,000	308,374
Hitachi Chemical Co. Ltd.	23,500	383,338
Hitachi Ltd.	30,000	295,800
Hoya Corp.	19,600	1,302,027
Kyocera Corp.	2,800	276,892
Murata Manufacturing Co. Ltd.	3,700	315,280
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Nichicon Corp.	17,800	$ 244,958
Nidec Corp.	5,100	268,106
		3,756,941
Internet Software & Services - 0.1%
Access Co. Ltd.	1	29,360
IT Consulting & Services - 1.3%
CSK Corp.	10,500	335,840
Hitachi Information Systems Co. Ltd.	15,900	455,094
		790,934
Office Electronics - 4.8%
Canon, Inc.	42,000	1,677,900
Ricoh Co. Ltd.	61,000	1,158,137
		2,836,037
Semiconductor Equipment & Products - 3.4%
Advantest Corp.	3,700	429,982
Nikon Corp.	9,000	112,931
Rohm Co. Ltd.	5,500	983,327
Tokyo Electron Ltd.	6,800	501,915
		2,028,155
Software - 3.1%
Fuji Soft ABC, Inc.	7,300	417,885
Fujitsu Broad Solution & Consulting, Inc.	4,400	146,146
Ines Corp.	19,400	203,494
Konami Corp.	18,400	894,853
Trend Micro, Inc. New (a)	3,500	157,874
		1,820,252
TOTAL INFORMATION TECHNOLOGY		12,835,095
MATERIALS - 1.7%
Chemicals - 1.7%
Nissan Chemical Industries Co. Ltd.	82,000	584,403
Shin-Etsu Chemical Co. Ltd.	10,000	406,781
		991,184
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 1.0%
Japan Telecom Co. Ltd.	14	$ 236,523
Nippon Telegraph & Telephone Corp.	56	360,526
		597,049
Wireless Telecommunication Services - 8.2%
NTT DoCoMo, Inc.	233	4,853,652
TOTAL TELECOMMUNICATION SERVICES		5,450,701
UTILITIES - 0.7%
Electric Utilities - 0.7%
Tokyo Electric Power Co.	17,500	423,388
TOTAL COMMON STOCKS (Cost $52,522,605)		53,048,793
Cash Equivalents - 3.1%

Fidelity Cash Central Fund, 4.70% (b) (Cost $1,845,148)	1,845,148	1,845,148
TOTAL INVESTMENT PORTFOLIO - 92.3% (Cost $54,367,753)		54,893,941
NET OTHER ASSETS - 7.7%		4,569,659
NET ASSETS - 100%		$ 59,463,600
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $55,032,874. Net unrealized depreciation aggregated $138,933, of which $5,314,284 related to appreciated investment securities and $5,453,217 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $4,503,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $54,367,753) - See accompanying schedule		$ 54,893,941
Cash		3,579
Receivable for investments sold		1,774,245
Receivable for fund shares sold		2,990,271
Dividends receivable		161,375
Interest receivable		5,936
Total assets		59,829,347
Liabilities
Payable for investments purchased	$ 56,198
Payable for fund shares redeemed	190,225
Accrued management fee	33,950
Distribution fees payable	34,132
Other payables and accrued expenses	51,242
Total liabilities		365,747
Net Assets		$ 59,463,600
Net Assets consist of:
Paid in capital		$ 77,279,714
Distributions in excess of net investment income		(2,589,269)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,819,894)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		593,049
Net Assets		$ 59,463,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,279,282 ÷ 527,207 shares)	$13.81
Maximum offering price per share (100/94.25 of $13.81)	$14.65
Class T: Net Asset Value and redemption price per share ($17,990,182 ÷ 1,301,688 shares)	$13.82
Maximum offering price per share (100/96.50 of $13.82)	$14.32
Class B: Net Asset Value and offering price per share ($20,016,265 ÷ 1,459,257 shares) A	$13.72
Class C: Net Asset Value and offering price per share ($12,775,209 ÷ 926,951 shares) A	$13.78
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,402,662 ÷ 101,079 shares)	$13.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 210,505
Interest		120,165
		330,670
Less foreign taxes withheld		(31,576)
Total income		299,094
Expenses
Management fee	$ 273,744
Transfer agent fees	142,994
Distribution fees	271,938
Accounting fees and expenses	31,252
Non-interested trustees' compensation	158
Custodian fees and expenses	28,968
Registration fees	77,142
Audit	16,188
Legal	1,373
Interest	301
Reports to shareholders	24,783
Miscellaneous	617
Total expenses before reductions	869,458
Expense reductions	(13,964)	855,494
Net investment income (loss)		(556,400)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(10,891,149)
Foreign currency transactions	(14,786)	(10,905,935)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(5,411,436)
Assets and liabilities in foreign currencies	69,014	(5,342,422)
Net gain (loss)		(16,248,357)
Net increase (decrease) in net assets resulting from operations		$ (16,804,757)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (556,400)	$ (1,775,172)
Net realized gain (loss)	(10,905,935)	2,533,924
Change in net unrealized appreciation (depreciation)	(5,342,422)	(12,124,577)
Net increase (decrease) in net assets resulting from operations	(16,804,757)	(11,365,825)
Distributions to shareholders From net investment income	(4,734,359)	(170,831)
In excess of net investment income	(2,032,869)	(389,931)
From net realized gain	-	(1,285,442)
Total distributions	(6,767,228)	(1,846,204)
Share transactions - net increase (decrease)	(25,022,390)	42,592,329
Total increase (decrease) in net assets	(48,594,375)	29,380,300
Net Assets
Beginning of period	108,057,975	78,677,675
End of period (including under (over) distribution of net investment income of $(2,589,269) and $4,826,267, respectively)	$ 59,463,600	$ 108,057,975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 19.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)	(.16)	(.13)
Net realized and unrealized gain (loss)	(2.58)	(.76)	9.17
Total from investment operations	(2.65)	(.92)	9.04
Less Distributions
From net investment income	(.92)	(.04) H	-
In excess of net investment income	(.40)	(.08)	-
From net realized gain	-	(.22) H	-
Total distributions	(1.32)	(.34)	-
Net asset value, end of period	$ 13.81	$ 17.78	$ 19.04
Total Return B, C	(15.74)%	(5.07)%	90.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 7,279	$ 18,657	$ 7,130
Ratio of expenses to average net assets	1.81% A	1.44%	2.02% A, F
Ratio of expenses to average net assets after expense reductions	1.78% A, G	1.42% G	2.01% A, G
Ratio of net investment income to average net assets	(.96)% A	(.76)%	(1.04)% A
Portfolio turnover rate	115% A	169%	152% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 19.01	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.10)	(.21)	(.17)
Net realized and unrealized gain (loss)	(2.59)	(.75)	9.18
Total from investment operations	(2.69)	(.96)	9.01
Less Distributions
From net investment income	(.85)	(.03) H	-
In excess of net investment income	(.36)	(.08)	-
From net realized gain	-	(.22) H	-
Total distributions	(1.21)	(.33)	-
Net asset value, end of period	$ 13.82	$ 17.72	$ 19.01
Total Return B, C	(15.96)%	(5.29)%	90.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 17,990	$ 29,840	$ 25,682
Ratio of expenses to average net assets	2.20% A	1.71%	2.27% A, F
Ratio of expenses to average net assets after expense reductions	2.17% A, G	1.69% G	2.26% A, G
Ratio of net investment income to average net assets	(1.35)% A	(1.03)%	(1.29)% A
Portfolio turnover rate	115% A	169%	152% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.55	$ 18.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.13)	(.32)	(.23)
Net realized and unrealized gain (loss)	(2.57)	(.74)	9.15
Total from investment operations	(2.70)	(1.06)	8.92
Less Distributions
From net investment income	(.79)	(.03) H	-
In excess of net investment income	(.34)	(.06)	-
From net realized gain	-	(.22) H	-
Total distributions	(1.13)	(.31)	-
Net asset value, end of period	$ 13.72	$ 17.55	$ 18.92
Total Return B, C	(16.13)%	(5.83)%	89.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 20,016	$ 31,334	$ 20,667
Ratio of expenses to average net assets	2.70% A	2.25%	2.78% A, F
Ratio of expenses to average net assets after expense reductions	2.66% A, G	2.23% G	2.77% A, G
Ratio of net investment income to average net assets	(1.85)% A	(1.57)%	(1.79)% A
Portfolio turnover rate	115% A	169%	152% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.58	$ 18.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.12)	(.31)	(.24)
Net realized and unrealized gain (loss)	(2.57)	(.73)	9.17
Total from investment operations	(2.69)	(1.04)	8.93
Less Distributions
From net investment income	(.78)	(.03) H	-
In excess of net investment income	(.33)	(.06)	-
From net realized gain	-	(.22) H	-
Total distributions	(1.11)	(.31)	-
Net asset value, end of period	$ 13.78	$ 17.58	$ 18.93
Total Return B, C	(16.03)%	(5.72)%	89.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 12,775	$ 25,481	$ 22,213
Ratio of expenses to average net assets	2.56% A	2.16%	2.78% A, F
Ratio of expenses to average net assets after expense reductions	2.52% A, G	2.15% G	2.76% A, G
Ratio of net investment income to average net assets	(1.71)% A	(1.49)%	(1.79)% A
Portfolio turnover rate	115% A	169%	152% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.88	$ 19.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.09)	(.10)
Net realized and unrealized gain (loss)	(2.59)	(.77)	9.19
Total from investment operations	(2.63)	(.86)	9.09
Less Distributions
From net investment income	(.96)	(.04) H	-
In excess of net investment income	(.41)	(.09)	-
From net realized gain	-	(.22) H	-
Total distributions	(1.37)	(.35)	-
Net asset value, end of period	$ 13.88	$ 17.88	$ 19.09
Total Return B, C	(15.56)%	(4.75)%	90.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,403	$ 2,746	$ 2,986
Ratio of expenses to average net assets	1.45% A	1.13%	1.77% A, F
Ratio of expenses to average net assets after expense reductions	1.41% A, G	1.11% G	1.76% A, G
Ratio of net investment income to average net assets	(.60)% A	(.45)%	(.78)% A
Portfolio turnover rate	115% A	169%	152% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. At the end of the period, Japanese securities were valued in this manner. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $39,636,808 and $68,393,985, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, has also entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 14,621	$ 455
Class T	51,570	1,005
Class B	118,192	89,144
Class C	87,555	13,984
	$ 271,938	$ 104,588

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 9,889	$ 4,954
Class T	11,734	2,229
Class B	92,439	92,439*
Class C	11,565	11,565*
	$ 125,627	$ 111,187

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 18,399	.32*
Class T	45,884	.46*
Class B	51,016	.44*
Class C	25,800	.30*
Institutional Class	1,895	.21*
	$ 142,994

* Annualized

Accounting Fees. Fidelity Service Company, Inc. , an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $8,209 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $2,006,000. The weighted average interest rate was 5.41%. Interest expense includes $301 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $13,964 under this arrangement.

8. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 15% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 798,581	$ 16,488
Class T	1,336,955	64,977
Class B	1,355,231	36,651
Class C	1,104,238	45,632
Institutional Class	139,354	7,083
Total	$ 4,734,359	$ 170,831
In excess of net investment income
Class A	$ 342,900	$ 37,636
Class T	574,070	148,314
Class B	581,918	83,658
Class C	474,145	104,156
Institutional Class	59,836	16,167
Total	$ 2,032,869	$ 389,931
From net realized gain
Class A	$ -	$ 103,486
Class T	-	446,016
Class B	-	309,561
Class C	-	385,432
Institutional Class	-	40,947
Total	$ -	$ 1,285,442
	$ 6,767,228	$ 1,846,204

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	994,066	1,393,696	$ 14,103,009	$ 29,537,765
Reinvestment of distributions	50,100	6,298	779,564	129,235
Shares redeemed	(1,566,461)	(724,895)	(22,544,183)	(15,092,310)
Net increase (decrease)	(522,295)	675,099	$ (7,661,610)	$ 14,574,690
Class T Shares sold	577,945	2,445,004	$ 7,900,510	$ 51,226,682
Reinvestment of distributions	107,189	23,648	1,672,144	484,784
Shares redeemed	(1,067,681)	(2,135,042)	(14,900,347)	(44,979,563)
Net increase (decrease)	(382,547)	333,610	$ (5,327,693)	$ 6,731,903
Class B Shares sold	83,705	1,744,414	$ 1,213,760	$ 37,410,476
Reinvestment of distributions	98,313	16,916	1,524,831	345,265
Shares redeemed	(508,505)	(1,067,718)	(7,121,064)	(22,035,769)
Net increase (decrease)	(326,487)	693,612	$ (4,382,473)	$ 15,719,972
Class C Shares sold	305,806	1,980,688	$ 4,276,835	$ 41,677,320
Reinvestment of distributions	64,549	18,312	1,005,033	373,936
Shares redeemed	(892,942)	(1,722,716)	(12,181,170)	(36,468,183)
Net increase (decrease)	(522,587)	276,284	$ (6,899,302)	$ 5,583,073
Institutional Class Shares sold	78,703	160,195	$ 1,137,907	$ 3,419,324
Reinvestment of distributions	4,209	1,495	65,701	30,777
Shares redeemed	(135,425)	(164,450)	(1,954,920)	(3,467,410)
Net increase (decrease)	(52,513)	(2,760)	$ (751,312)	$ (17,309)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Dollars Voted	% of Dollars Voted
Affirmative	1,310,085,387.31	93.156
Against	38,388,863.21	2.730
Abstain	57,867,346.80	4.114
TOTAL	1,406,341,597.32	100.00
Broker Non-Votes	440,340,257.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Dollars Voted	% of Dollars Voted
J. Michael Cook
Affirmative	1,809,452,189.78	97.984
Withheld	37,229,664.54	2.016
TOTAL	1,846,681,854.32	100.000
Ralph F. Cox
Affirmative	1,809,488,160.84	97.986
Withheld	37,193,693.48	2.014
TOTAL	1,846,681,854.32	100.000
Phyllis Burke Davis
Affirmative	1,809,056,362.08	97.963
Withheld	37,625,492.24	2.037
TOTAL	1,846,681,854.32	100.000
Robert M. Gates
Affirmative	1,809,388,002.72	97.980
Withheld	37,293,851.60	2.020
TOTAL	1,846,681,854.32	100.000
	# of Dollars Voted	% of Dollars Voted
Abigail P. Johnson
Affirmative	1,808,525,193.43	97.934
Withheld	38,156,660.89	2.066
TOTAL	1,846,681,854.32	100.000
Edward C. Johnson 3d
Affirmative	1,808,937,592.46	97.956
Withheld	37,744,261.86	2.044
TOTAL	1,846,681,854.32	100.000
Donald J. Kirk
Affirmative	1,809,459,246.58	97.984
Withheld	37,222,607.74	2.016
TOTAL	1,846,681,854.32	100.000
Marie L. Knowles
Affirmative	1,809,970,583.10	98.012
Withheld	36,711,271.22	1.988
TOTAL	1,846,681,854.32	100.000
Ned C. Lautenbach
Affirmative	1,810,193,338.27	98.024
Withheld	36,488,516.05	1.976
TOTAL	1,846,681,854.32	100.000
Peter S. Lynch
Affirmative	1,810,013,388.15	98.014
Withheld	36,668,466.17	1.986
TOTAL	1,846,681,854.32	100.000
Marvin L. Mann
Affirmative	1,809,584,241.20	97.991
Withheld	37,097,613.12	2.009
TOTAL	1,846,681,854.32	100.000
PROPOSAL 2 - continued
	# of Dollars Voted	% of Dollars Voted
William O. McCoy
Affirmative	1,809,658,415.81	97.995
Withheld	37,023,438.51	2.005
TOTAL	1,846,681,854.32	100.000
Robert C. Pozen
Affirmative	1,809,755,136.21	98.000
Withheld	36,926,718.11	2.000
TOTAL	1,846,681,854.32	100.000
William S. Stavropoulos
Affirmative	1,809,357,555.82	97.979
Withheld	37,324,298.50	2.021
TOTAL	1,846,681,854.32	100.000
PROPOSAL 3
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Dollars Voted	% of Dollars Voted
Affirmative	67,734,379.09	97.073
Against	795,426.59	1.140
Abstain	1,247,085.12	1.787
TOTAL	69,776,890.80	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Dollars Voted	% of Dollars Voted
Affirmative	63,061,332.52	90.376
Against	4,738,644.90	6.791
Abstain	1,976,913.38	2.833
TOTAL	69,776,890.80	100.000
PROPOSAL 19
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Dollars Voted	% of Dollars Voted
Affirmative	41,845,710.81	93.354
Against	1,274,310.12	2.843
Abstain	1,704,634.47	3.803
TOTAL	44,824,655.40	100.000
Broker Non-Votes	22,952,235.40	27.834

*Denotes trust-wide proposals and voting results.

Semiannual Report

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Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

William J. Kennedy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

William S. Stavropoulos *

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AJAFI-SANN-0601 134799
1.719836.102

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